UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2019

UBS Liquid Assets Government Fund

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six months ended October 31, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019, and that rate ended the reporting period in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period.

The seven-day current yield for the Fund as of October 31, 2019 (after fee waivers) was 1.76%, compared to 2.44% on April 30, 2019. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the Fed lowered the federal funds rate three times during the six months ended October 31, 2019. The federal funds rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 22 days. At the end of the period on October 31, 2019, the Fund’s WAM was 10 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, and kept the Fund in excess of regulatory daily and weekly liquidity minimums.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the six-month period. We modestly increased the Fund’s exposure to direct US government obligations. Conversely, we pared the Fund’s allocation to repurchase agreements backed by those securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Fund focusing on risk and liquidity.

After the close of the reporting period, the Fund experienced a significant decrease in total assets, as was expected. As shareholders were previously informed, the utilization of the Fund through its primary distribution channel changed. The Fund’s portfolio management team carefully guided the Fund through the November transition.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2019	Ending account value[1] October 31, 2019	Expenses paid during period[2] 05/01/19 to 10/31/19	Expense ratio during the period

Actual	$1,000.00	$1,011.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.99	0.15	0.03

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2019 (unaudited)

Yields and Characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.76%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.77
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.73
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.74
Weighted average maturity[2]	10 days

Portfolio composition[3]
US government and agency obligations	70.2%
Repurchase agreements	30.2
Other assets less liabilities	(0.4)
Total	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

4

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—70.2%
Federal Farm Credit Bank
1.650%, due 01/16/20[1]	$7,000,000	$6,975,617
Federal Home Loan Bank
1.500%, due 11/01/19[1]	46,000,000	46,000,000
1.593%, due 01/31/20[1]	5,000,000	4,980,220
1.625%, due 01/27/20[1]	6,000,000	5,976,437
1.627%, due 01/29/20[1]	10,000,000	9,959,777
1.648%, due 01/24/20[1]	10,000,000	9,961,547
1.650%, due 01/07/20[1]	25,000,000	24,923,229
1.650%, due 01/28/20[1]	3,000,000	2,987,900
1.670%, due 11/04/19[1]	70,000,000	69,990,258
1.670%, due 11/05/19[1]	60,000,000	59,988,867
1.670%, due 11/06/19[1]	70,000,000	69,983,764
1.670%, due 11/08/19[1]	32,000,000	31,989,609
1.670%, due 11/14/19[1]	94,000,000	93,943,313
1.670%, due 12/10/19[1]	6,000,000	5,989,145
1.680%, due 11/07/19[1]	30,000,000	29,991,600
1.680%, due 11/08/19[1]	32,000,000	31,989,547
1.700%, due 11/05/19[1]	40,000,000	39,992,444
1.700%, due 11/07/19[1]	40,000,000	39,988,667
1.700%, due 11/18/19[1]	126,000,000	125,898,850
1.720%, due 11/08/19[1]	50,000,000	49,983,278
1.720%, due 11/13/19[1]	65,270,000	65,232,578
1.720%, due 11/22/19[1]	25,000,000	24,974,917
1.720%, due 12/11/19[1]	9,000,000	8,982,800
1.725%, due 11/15/19[1]	49,500,000	49,466,794
1.730%, due 11/06/19[1]	25,500,000	25,493,873
1.730%, due 11/07/19[1]	40,000,000	39,988,467
1.730%, due 11/12/19[1]	120,000,000	119,936,567
1.730%, due 11/13/19[1]	40,000,000	39,976,933
1.734%, due 11/20/19[1]	40,000,000	39,963,393
1.735%, due 11/08/19[1]	40,000,000	39,986,505
1.735%, due 11/13/19[1]	40,000,000	39,976,867
1.740%, due 11/05/19[1]	128,417,000	128,392,173
1.940%, due 11/20/19[1]	40,000,000	39,959,044
1.945%, due 11/04/19[1]	22,000,000	21,996,434
2.000%, due 11/06/19[1]	8,200,000	8,197,722
2.081%, due 11/01/19[1]	20,000,000	20,000,000
2.085%, due 11/04/19[1]	16,000,000	15,997,220
Federal National Mortgage Association
1.580%, due 01/29/20[1]	3,714,000	3,699,493
US Treasury Bill
1.687%, due 04/09/20[1]	5,000,000	4,963,333
Total US government and agency obligations (cost—$1,498,679,182)		1,498,679,182

	Face Amount	Value
Repurchase agreements—30.2%
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $165,000 US Treasury Note, 2.125% due 12/31/22; (value—$168,627); proceeds: $162,008	$162,000	$162,000
Repurchase agreement dated 10/31/19 with Goldman Sachs & Co., 1.680% due 11/01/19, collateralized by $3,000 Federal Farm Credit Bank obligation, 3.000% due 05/19/36, $85,000,000 Federal Home Loan Bank obligation, 3.250% due 09/08/28, $56,151,200 US Treasury Bond Principal STRIP, zero coupon due 08/15/48 and $358 US Treasury Bond STRIPs, zero coupon due 08/15/22 to 08/15/43; (value—$122,808,000); proceeds: $120,405,619	120,400,000	120,400,000
Repurchase agreement dated 10/31/19 with MUFG Securities Americas Inc., 1.720% due 11/01/19, collateralized by $224,686,411 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 06/15/29 to 02/25/49, $202,804,910 Federal National Mortgage Association obligations, 2.500% to 4.000% due 12/25/26 to 09/25/50 and $226,004,276 Government National Mortgage Association obligations, 1.750 to 4.000% due 06/20/37 to 05/20/49; (value—$535,500,000); proceeds: $525,025,083	525,000,000	525,000,000
Total repurchase agreements (cost—$645,562,000)		645,562,000
Total investments (cost—$2,144,241,182 which approximates cost for federal income tax purposes)—100.4%		2,144,241,182

Liabilities in excess of other assets—(0.4)%		(8,377,683)
Net assets—100.0%		$2,135,863,499

5

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,498,679,182	$—	$1,498,679,182
Repurchase agreements	—	645,562,000	—	645,562,000
Total	$—	$2,144,241,182	$—	$2,144,241,182

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2019 (unaudited)

Assets:
Investments, at value
Investments, at value (cost—$1,498,679,182)	$1,498,679,182
Repurchase agreements, at value (cost—$645,562,000)	645,562,000
Total investments in securities, at value (cost—$2,144,241,182)	2,144,241,182
Cash	787
Receivable for interest	30,710
Other assets	42,281
Total assets	2,144,314,960

Liabilities:
Payable for investments purchased	4,980,220
Dividends payable to shareholders	3,272,914
Payable to Trustees	336
Accrued expenses and other liabilities	197,991
Total liabilities	8,451,461

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,135,860,835
Distributable earnings (accumulated losses)	2,664
Net assets	$2,135,863,499
Shares outstanding	2,135,857,273
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2019 (unaudited)
Investment income:
Interest	$24,562,000
Expenses:
Investment advisory and administration fees	332,546
Transfer agency fees	87,047
Custody and fund accounting fees	66,076
Trustees fees	15,924
Professional services fees	51,626
Shareholder reports	20,593
Federal and state registration fees	32,614
Insurance expense	10,821
Other	18,705
Total expenses	635,952
Fee waivers by investment advisor and administrator	(332,546)
Net expenses	303,406
Net investment income	24,258,594
Net increase in net assets resulting from operations	$24,258,594

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$24,258,594	$41,328,759
Net realized gain	—	4,406
Net increase in net assets resulting from operations	24,258,594	41,333,165
Total distributions	(24,258,594)	(41,328,759)
Net increase (decrease) in net assets from beneficial interest transactions	(98,777,598)	1,134,735,138
Net increase (decrease) in net assets	(98,777,598)	1,134,739,544
Net assets:

Beginning of period	2,234,641,097	1,099,901,553
End of period	$2,135,863,499	$2,234,641,097

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.022	0.011	0.004	0.002	0.001
Net realized gain	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.011	0.022	0.011	0.004	0.002	0.001
Dividends from net investment income	(0.011)	(0.022)	(0.011)	(0.004)	(0.002)	(0.001)
Distributions from net realized gains	—	—	—	—	(0.000)[1]	—
Total dividends and distributions	(0.011)	(0.022)	(0.011)	(0.004)	(0.002)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.11%	2.16%	1.14%	0.42%	0.18%[3]	0.08%
Ratios to average net assets:
Expenses before fee waivers	0.06%[4]	0.08%	0.10%	0.11%	0.13%	0.12%
Expenses after fee waivers	0.03%[4]	0.03%	0.05%	0.05%	0.07%	0.07%
Net investment income	2.19%[4]	2.20%	1.13%	0.45%	0.19%	0.08%
Supplemental data:
Net assets, end of period (000’s)	$2,135,863	$2,234,641	$1,099,902	$1,275,587	$628,919	$427,172

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.

[4]	Annualized.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, that begin after December 15, 2018. Management has assessed the impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued “ASU” 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2019 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2019, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2019, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $8,158,544. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

13

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	7,724,629,358	15,712,780,346
Shares repurchased	(7,847,566,412)	(14,613,362,040)
Dividends reinvested	24,159,456	35,316,832
Net increase (decrease) in shares outstanding	(98,777,598)	1,134,735,138

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2019 was ordinary income in the amount of $41,328,759.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2020.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund has filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Fund’s historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors may also find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the

16

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for the three-, five- and ten-year periods and since inception. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

17

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2019

Limited Purpose Cash Investment Fund

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six months ended October 31, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019, and that rate ended the reporting period in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period.

The seven-day current yield for the Fund as of October 31, 2019 was 1.88%, versus 2.41% on April 30, 2019 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the Fed lowered the federal funds rate three times during the six months ended October 31, 2019. The federal funds rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 28 days when the reporting period began. At period end on October 31, 2019, it was 48 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government and agency securities.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we modestly increased the Fund’s exposure to repurchase agreements backed by government securities and slightly decreased its exposure to direct US government obligations. (Repurchase agreements

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income

consistent with liquidity and the

preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2019	Ending account value[1] October 31, 2019	Expenses paid during period[2] 05/01/19 to 10/31/19	Expense ratio during the period
Actual	$1,000.00	$1,011.40	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.84	0.31	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2019 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.88%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.89
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.82
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.83
Weighted average maturity[2]	48 days

Portfolio composition[3]
US government and agency obligations	62.5%
Repurchase agreements	38.2
Other assets less liabilities	(0.7)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—62.5%
Federal Home Loan Bank 1.593%, due 01/31/20[1]	$29,000,000	$28,885,277
1.650%, due 01/28/20[1]	21,000,000	20,916,840
1.680%, due 01/10/20[1]	27,000,000	26,914,950
1.685%, due 01/08/20[1]	17,990,000	17,934,951
1.700%, due 12/05/19[1]	15,000,000	14,976,342
1.720%, due 12/11/19[1]	19,000,000	18,964,744
1.730%, due 12/06/19[1]	13,070,000	13,048,779
1.730%, due 12/11/19[1]	17,800,000	17,766,971
1.740%, due 11/15/19[1]	25,000,000	24,983,667
1.810%, due 03/27/20[1]	20,000,000	19,868,517
1.920%, due 12/03/19[1]	21,000,000	20,968,827
1.930%, due 12/09/19[1]	12,000,000	11,978,847
1.940%, due 11/20/19[1]	75,000,000	74,933,500
1.960%, due 02/07/20[1]	23,325,000	23,222,772
2.000%, due 11/06/19[1]	18,300,000	18,295,730
2.080%, due 11/13/19[1]	25,000,000	24,986,000
2.085%, due 11/04/19[1]	20,000,000	19,997,200
US Treasury Bills 1.621%, due 04/30/20[1]	50,000,000	49,614,118
1.629%, due 04/23/20[1]	86,000,000	85,369,226
1.651%, due 12/10/19[1]	100,000,000	99,839,847
1.674%, due 01/30/20[1]	60,000,000	59,771,250
1.696%, due 03/05/20[1]	21,000,000	20,888,164
1.702%, due 04/09/20[1]	65,000,000	64,560,528
1.725%, due 04/02/20[1]	21,000,000	20,864,563
1.889%, due 03/12/20[1]	33,000,000	32,814,567
1.895%, due 02/20/20[1]	50,000,000	49,767,940
1.925%, due 03/19/20[1]	45,000,000	44,736,769
1.937%, due 12/19/19[1]	55,000,000	54,893,667
1.978%, due 01/09/20[1]	187,000,000	186,450,727
1.990%, due 02/06/20[1]	46,000,000	45,810,662
2.075%, due 12/26/19[1]	70,000,000	69,835,573
2.100%, due 01/02/20[1]	150,000,000	149,600,229
2.126%, due 12/12/19[1]	148,000,000	147,751,549
2.247%, due 12/05/19[1]	129,000,000	128,817,981
2.294%, due 11/29/19[1]	23,000,000	22,973,524
2.313%, due 11/21/19[1]	180,000,000	179,847,750
US Treasury Notes 1.125%, due 12/31/19	29,000,000	28,967,383
1.125%, due 03/31/20	24,000,000	23,952,187
1.125%, due 04/30/20	25,000,000	24,940,430
1.250%, due 01/31/20	43,000,000	42,963,047
1.250%, due 02/29/20	25,000,000	24,968,750
1.375%, due 12/15/19	25,000,000	24,986,671
1.375%, due 01/15/20	28,650,000	28,637,689
1.375%, due 04/30/20	15,000,000	14,981,836
1.500%, due 11/30/19	142,000,000	141,959,367
1.625%, due 12/31/19	65,000,000	64,979,405
1.625%, due 06/30/20	27,000,000	27,000,000
1.750%, due 11/30/19	140,000,000	139,987,414
1.875%, due 12/31/19	46,000,000	46,004,006
1.875%, due 06/30/20	50,000,000	50,078,125
2.250%, due 03/31/20	27,000,000	27,069,610
2.375%, due 04/30/20	17,000,000	17,063,750
2.500%, due 05/31/20	78,000,000	78,393,047

	Face Amount	Value
US government and agency obligations—(concluded)
3.375%, due 11/15/19	$50,000,000	$50,028,439
Total US government and agency obligations (cost—$2,768,365,722)		2,769,813,704

Repurchase agreements—38.2%
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,255,000 US Treasury Bond, 4.750% due 02/15/41, $5,405,000 US Treasury Inflation Index Note, 0.875% due 01/15/29 and $945,755,000 US Treasury Notes, 1.250% to 3.125% due 06/15/21 to 11/15/28; (value—979,205,042); proceeds: $960,045,867	960,000,000	960,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 11/01/19, collateralized by $8,160,300 US Treasury Bond, 4.375% due 05/15/40, $162,571,600 US Treasury Inflation Index Note, 1.375% due 01/15/20 and $385,924,200 US Treasury Notes, 2.250% to 2.625% due 04/30/21 to 05/15/24; (value—$601,800,135); proceeds: $590,028,353	590,000,000	590,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.740% due 11/01/19, collateralized by $19,597,500 US Treasury Bill, zero coupon due 11/14/19, $24,267,000 US Treasury Notes, 1.125% to 2.000% due 09/30/20 to 06/30/21, $54,308,400 US Treasury Bond Principal STRIPs, zero coupon due 02/15/21 to 08/15/43 and $79,974,119 US Treasury Bond STRIPs, zero coupon due 05/15/26 to 05/15/37; (value—$142,800,021); proceeds: $140,006,767	140,000,000	140,000,000
Total repurchase agreements (cost—$1,690,000,000)		1,690,000,000
Total investments (cost—$4,458,365,722 which approximates cost for federal income tax purposes)—100.7%		4,459,813,704

Liabilities in excess of other assets—(0.7)%		(30,892,508)
Net assets—100.0%		$4,428,921,196

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$2,769,813,704	$—	$2,769,813,704
Repurchase agreements	—	1,690,000,000	—	1,690,000,000
Total	$—	$4,459,813,704	$—	$4,459,813,704

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2019 (unaudited)

Assets:
Investments, at value (cost—$2,768,365,722)	$2,769,813,704
Repurchase agreements, at value (cost —$1,690,000,000)	1,690,000,000
Total investments in securities, at value (cost—$4,458,365,722)	4,459,813,704
Cash	144,219
Receivable for interest	5,343,803
Total assets	4,465,301,726

Liabilities:
Payable for investments purchased	28,885,277
Dividends payable to shareholders	7,375,803
Payable to affiliate	119,450
Total liabilities	36,380,530

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$4,427,433,442
Distributable earnings (accumulated losses)	1,487,754
Net assets	$4,428,921,196
Shares outstanding	4,427,929,326
Net asset value per share	$1.0002

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2019 (unaudited)
Investment income:
Interest	$51,891,809
Expenses:
Investment management and administration fees	2,728,831
Trustees’ fees and expenses	31,305
Total expenses	2,760,136
Fee waivers and/or expense reimbursements by investment advisor and administrator	(1,380,068)
Net expenses	1,380,068
Net investment income	50,511,741
Net realized gain	39,731
Net change in unrealized appreciation	1,408,735
Net realized and unrealized gain from investment activities	1,448,466
Net increase in net assets resulting from operations	$51,960,207

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$50,511,741	$114,035,533
Net realized gain	39,731	1,910
Net change in unrealized appreciation	1,408,735	577,717
Net increase in net assets resulting from operations	51,960,207	114,615,160
Total distributions	(50,511,741)	(114,035,533)
Net increase (decrease) in net assets from beneficial interest transactions	497,950,951	(3,161,438,288)
Net increase (decrease) in net assets	499,399,417	(3,160,858,661)
Net assets:

Beginning of period	3,929,521,779	7,090,380,440
End of period	$4,428,921,196	$3,929,521,779

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from April 11, 2017[1] to April 30, 2017
		2019	2018
Net asset value, beginning of period	$0.9999	$0.9998	$1.0000	$1.0000
Net investment income	0.0110	0.0209	0.0109	0.0004
Net realized and unrealized gain (loss)	0.0003	0.0001	(0.0002)	0.0000 [2]
Net increase from operations	0.0113	0.0210	0.0107	0.0004
Dividends from net investment income	(0.0110)	(0.0209)	(0.0109)	(0.0004)
Net asset value, end of period	$1.0002	$0.9999	$0.9998	$1.0000
Total investment return[3]	1.14%	2.12%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[4]	0.12%	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%[4]	0.06%	0.06%	0.06%[4]
Net investment income	2.20%[4]	2.04%	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$4,428,921	$3,929,522	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2019, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2019, UBS AM is owed $351,252 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2020, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2019, UBS AM waived $1,380,068 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2019, UBS AM owed the Fund $231,801 in fee waivers.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2019, the Fund purchased and sold securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value of $18,207,483. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2019		For the year ended April 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	13,078,345,366	$13,079,360,654	23,260,647,469	$23,258,458,743
Shares repurchased	(12,601,880,321)	(12,603,081,876)	(26,485,940,189)	(26,483,473,716)
Dividends reinvested	21,670,059	21,672,173	63,581,942	63,576,685
Net increase (decrease)	498,135,104	$497,950,951	(3,161,710,778)	$(3,161,438,288)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2019 was ordinary income in the amount of $114,035,553.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,447,982
Gross unrealized depreciation	—
Net unrealized appreciation	$1,447,982

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2020.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund has filed its complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Fund’s historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.lpcif.com. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Limited Purpose Cash Investment Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

16

Limited Purpose Cash Investment Fund

Board approval of investment advisory agreement (unaudited)

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-year and since inception periods ended April 30, 2019 and (b) annualized performance information for each year in the two-year period ended April 30, 2019. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was slightly below the median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

17

Limited Purpose Cash Investment Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2019

UBS RMA Government Money Market Fund

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund for the six months ended October 31, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019, and that rate ended the reporting period in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period.

The seven-day current yield for the Fund as of October 31, 2019 was 1.37%, versus 2.00% on April 30, 2019. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the Fed lowered the federal funds rate three times during the six months ended October 31, 2019. The federal funds rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 41 days when the reporting period began. At period end on October 31, 2019, it was 35 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.

At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid. Government Master Fund also invested in several repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	What types of securities did the Government Master Fund emphasize?
A.

At the security level, we modestly decreased the Master Fund’s exposure to direct US government and agency obligations and modestly increased its allocation to repurchase agreements backed by government securities.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Fund focusing on risk and liquidity.

After the close of the reporting period, the Fund experienced a significant decrease in total assets, as was expected. As shareholders were previously informed, the utilization of the Fund through its primary distribution channel changed. The Fund’s portfolio management team carefully guided the Fund through the November transition.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2019	Ending account value[2] October 31, 2019	Expenses paid during period[3] 05/01/19 to 10/31/19	Expense ratio during the period

Actual	$1,000.00	$1,009.00	$2.47	0.49%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.67	2.49	0.49

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2019 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.37%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.38
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.37
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.38
Weighted average maturity[2]	35 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2019 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$4,566,574,071, which approximates cost for federal income tax purposes)	$4,566,574,071
Other assets	52,926
Total assets	4,566,626,997

Liabilities:
Dividends payable to shareholders	5,543,719
Payable to affiliate	1,411,196
Accrued expenses and other liabilities	765,491
Total liabilities	7,720,406

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,558,766,789 outstanding	$4,558,766,789
Distributable earnings (accumulated losses)	139,802
Net assets	$4,558,906,591
Net asset value per share	$1.00

See accompanying notes to financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the six months ended October 31, 2019 (unaudited)
Investment income:
Interest income allocated from Master Fund	$55,689,313
Expenses allocated from Master Fund	(2,450,481)
Net investment income allocated from Master Fund	53,238,832
Expenses:
Service fees	6,117,299
Administration fees	2,446,695
Transfer agency and related services fees	772,975
Reports and notices to shareholders	73,513
State registration fees	56,302
Professional fees	33,221
Insurance fees	24,452
Trustees’ fees	21,888
Accounting fees	3,896
Other expenses	24,502
Net expenses	9,574,743
Net investment income	43,664,089
Net realized gain allocated from Master Fund	121,580
Net increase in net assets resulting from operations	$43,785,669

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$43,664,089	$89,019,013
Net realized gain	121,580	88,048
Net increase in net assets resulting from operations	43,785,669	89,107,061
Total distributions	(43,664,089)	(89,019,013)
Net decrease in net assets from beneficial interest transactions	(350,589,278)	(852,975,765)
Net decrease in net assets	(350,467,698)	(852,887,717)
Net assets:

Beginning of period	4,909,374,289	5,762,262,006
End of period	$4,558,906,591	$4,909,374,289

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.009	0.017	0.007	0.001
Dividends from net investment income	(0.009)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.009)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.90%	1.70%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.49%[5]	0.49%	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.49%[5]	0.49%	0.49%	0.41%[5]
Net investment income[4]	1.78%[5]	1.68%	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,558,907	$4,909,374	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (27.75% at October 31, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/ distribution

9

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2019, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$403,197

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and for the period ended October 31, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

10

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

At October 31, 2019, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$1,007,999

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and for the period ended October 31, 2019, UBS AM—US did not owe and/or waive fees/reimburse expenses under this undertaking.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2019, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$452,885

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	32,839,045,715	60,743,190,587
Shares repurchased	(33,232,113,116)	(61,675,968,098)
Dividends reinvested	42,478,123	79,801,746
Net decrease in shares outstanding	(350,589,278)	(852,975,765)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2019, was ordinary income in the amount of $89,019,013.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2020.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

11

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Fund’s and Master Fund’s historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

12

Master Trust

Semiannual Report  |  October 31, 2019

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Actual	$1,000.00	$1,011.00	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—October 31, 2019 (unaudited)

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	52.8%
Repurchase agreements	48.4
Liabilities in excess of other assets	(1.2)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
US government and agency obligations—52.8%
Federal Farm Credit Bank 1.650%, due 01/16/20[1]	$51,500,000	$51,320,608
1 mo. USD LIBOR - 0.010%, 1.813%, due 11/25/19[2]	74,000,000	74,000,000
1 mo. USD LIBOR + 0.020%, 1.960%, due 11/09/19[2]	141,500,000	141,436,826
2.070%, due 12/12/19[1]	97,000,000	96,771,323
2.400%, due 11/25/19[1]	97,100,000	96,944,640
Federal Home Loan Bank
1.531%, due 05/01/20[1]	100,000,000	99,225,994
1.565%, due 01/31/20[1]	50,000,000	49,802,201
1.593%, due 01/31/20[1]	15,000,000	14,940,660
1.625%, due 01/27/20[1]	92,000,000	91,638,708
1.627%, due 01/29/20[1]	88,000,000	87,646,037
1.648%, due 01/24/20[1]	80,000,000	79,692,373
1.650%, due 01/07/20[1]	115,000,000	114,646,854
1.650%, due 01/28/20[1]	74,000,000	73,701,533
1.670%, due 12/10/19[1]	92,000,000	91,833,557
1.670%, due 04/03/20[1]	390,000,000	387,213,883
1.695%, due 01/13/20[1]	20,000,000	19,931,258
1.700%, due 12/05/19[1]	59,000,000	58,905,272
1.700%, due 01/15/20[1]	149,027,000	148,499,196
1.720%, due 12/03/19[1]	99,000,000	98,848,640
1.720%, due 12/11/19[1]	70,000,000	69,866,222
1.720%, due 12/12/19[1]	148,000,000	147,710,085
1 mo. USD LIBOR - 0.035%, 1.765%, due 11/30/19[2]	70,000,000	70,000,000
1 mo. USD LIBOR - 0.020%, 1.803%, due 11/25/19[2]	75,000,000	75,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	169,000,000	169,000,000
1 mo. USD LIBOR - 0.015%, 1.831%, due 11/20/19[2]	141,000,000	141,000,000
SOFR + 0.020%, 1.840%, due 11/01/19[2]	143,000,000	143,000,000
1.840%, due 01/30/20[1]	123,700,000	123,130,980
SOFR + 0.025%, 1.845%, due 11/01/19[2]	71,000,000	71,000,000
SOFR + 0.030%, 1.850%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR + 0.050%, 1.854%, due 11/26/19[2]	97,000,000	97,000,000
SOFR + 0.045%, 1.865%, due 11/01/19[2]	105,700,000	105,700,000
1 mo. USD LIBOR - 0.055%, 1.866%, due 11/14/19[2]	68,000,000	68,000,000
SOFR + 0.065%, 1.885%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR - 0.030%, 1.891%, due 11/12/19[2]	148,000,000	148,000,000
SOFR + 0.010%, 1.920%, due 11/01/19[2]	92,000,000	92,000,000
1.920%, due 12/03/19[1]	77,000,000	76,868,587
1.935%, due 12/13/19[1]	98,000,000	97,778,765
SOFR + 0.012%, 1.940%, due 11/01/19[2]	44,500,000	44,500,000

	Face amount	Value
US government and agency obligations—(continued)
1.940%, due 11/20/19[1]	$331,000,000	$330,661,093
1.940%, due 12/16/19[1]	171,000,000	170,585,325
1.950%, due 06/17/20	30,000,000	30,000,000
1 mo. USD LIBOR - 0.020%, 1.958%, due 11/08/19[2]	170,000,000	170,000,000
1 mo. USD LIBOR - 0.030%, 1.960%, due 11/07/19[2]	121,000,000	121,000,000
1.960%, due 02/07/20[1]	74,575,000	74,177,101
2.000%, due 11/06/19[1]	60,850,000	60,833,097
2.005%, due 01/15/20[1]	43,000,000	42,820,385
2.025%, due 01/06/20[1]	146,000,000	145,457,975
1 mo. USD LIBOR + 0.060%, 2.050%, due 11/07/19[2]	148,000,000	148,000,000
2.050%, due 08/21/20	128,000,000	128,000,000
2.050%, due 09/10/20	88,000,000	88,000,000
1 mo. USD LIBOR + 0.065%, 2.076%, due 11/02/19[2]	97,500,000	97,500,000
2.080%, due 11/13/19[1]	74,000,000	73,948,693
2.085%, due 11/04/19[1]	110,500,000	110,480,801
2.100%, due 09/11/20	28,000,000	28,000,000
2.110%, due 08/06/20	97,000,000	97,000,000
2.125%, due 08/06/20	71,000,000	71,000,000
Federal Home Loan Mortgage Corp. 1.690%, due 02/20/20[1]	146,000,000	145,239,218
SOFR + 0.000%, 1.820%, due 11/01/19[2]	150,000,000	150,000,000
SOFR + 0.005%, 1.825%, due 11/01/19[2]	146,000,000	146,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	200,000,000	200,000,000
Federal National Mortgage Association 1.560%, due 01/29/20	100,000,000	99,614,333
US Treasury Bills
1.696%, due 03/05/20[1]	83,000,000	82,521,309
1.702%, due 04/09/20[1]	122,000,000	121,098,667
1.725%, due 04/02/20[1]	83,000,000	82,404,911
1.889%, due 03/12/20[1]	130,000,000	129,120,264
1.990%, due 02/06/20[1]	149,000,000	148,219,938
2.075%, due 12/26/19[1]	225,000,000	224,303,563
US Treasury Notes
1.125%, due 12/31/19	101,000,000	100,859,660
1.125%, due 03/31/20	88,000,000	87,725,736
1.125%, due 04/30/20	88,000,000	87,677,024
1.250%, due 02/29/20	75,000,000	74,788,077
1.375%, due 12/15/19	85,000,000	84,941,110
1.375%, due 04/30/20	61,000,000	60,905,786
1.625%, due 07/31/20	46,000,000	46,016,172
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	274,000,000	274,003,315
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	46,000,000	45,998,638
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	75,000,000	74,946,725
3 mo. Treasury money market yield + 0.022%, 1.857%, due 11/01/19[2]	143,000,000	142,891,701
1.875%, due 12/31/19	42,000,000	41,992,532

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
US government and agency obligations—(concluded)
2.250%, due 03/31/20	$50,000,000	$50,113,562
2.375%, due 04/30/20	63,000,000	63,154,411
Total US government and agency obligations (cost—$8,684,555,324)		8,684,555,324

Repurchase agreements—48.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.620% due 11/07/19, collateralized by $548,220,741 Federal Home Loan Mortgage Corp. obligations, 2.029% to 4.079% due 04/15/38 to 08/15/47, $266,685,981 Federal National Mortgage Association obligations, 3.777% to 4.327% due 07/25/45 to 10/25/58 and $729,897,750 Government National Mortgage Association obligations, 1.685% to 4.254% due 01/20/42 to 08/20/64; (value—$206,000,000); proceeds: $200,063,000	200,000,000	200,000,000
Repurchase agreement dated 10/28/19 with Barclays Bank PLC, 1.660% due 11/04/19, collateralized by $148,577,992 Government National Mortgage Association obligations, 3.500% due 10/20/43 to 07/20/47; (value—$102,000,000); proceeds: $100,032,278	100,000,000	100,000,000
Repurchase agreement dated 10/30/19 with Barclays Bank PLC, 1.660% due 11/06/19, collateralized by $1,499,870,618 Federal Home Loan Mortgage Corp. obligations, 2.021% to 6.058% due 01/15/22 to 10/25/49, $2,126,256,142 Federal National Mortgage Association obligations, 1.851% to 6.500% due 10/25/25 to 12/25/57 and $4,338,909,403 Government National Mortgage Association obligations, zero coupon to 5.500% due 02/20/27 to 07/20/69; (value—$309,000,000); proceeds: $300,096,833	300,000,000	300,000,000
Repurchase agreement dated 10/29/19 with Barclays Bank PLC, 1.670% due 11/05/19, collateralized by $268,513,659 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/43 to 05/20/49; (value—$102,000,000); proceeds: $100,032,472	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $724,572,700 US Treasury Inflation Index Bonds, 0.875% to 2.500 due 01/15/27 to 02/15/48, $1,559,327,000 US Treasury Inflation Index Notes, 0.125% to 1.250 due 07/15/20 to 01/15/29, $3,967,000 US Treasury Bond Principal STRIPs, zero coupon due 08/15/29 to 08/15/39 and $42,890,500 US Treasury Bond STRIPs, zero coupon due 08/15/33 to 02/15/49; (value—2,652,000,086); proceeds: $2,600,124,222	2,600,000,000	2,600,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/19 with Barclays Bank PLC, 1.820% due 11/01/19, collateralized by $103,596,775 Government National Mortgage Association obligations, 3.500% to 4.000% due 07/20/47 to 06/20/49; (value—$102,000,000); proceeds: $100,035,389	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.730% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.980% due 04/05/38, $2,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 03/15/28, $100 US Treasury Bond, 8.125% due 08/15/21, $22,793,100 US Treasury Inflation Index Notes, 1.750% to 3.630% due 01/15/28 to 04/15/28, $66,131,300 US Treasury Notes, 1.750% to 2.000% due 07/31/22 to 07/31/24, and $113 US Treasury Bond STRIP, zero coupon due 08/15/48; (value—$102,000,000); proceeds: $100,004,806	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,079,630,000 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/20 to 01/15/25 and $1,591,315,000 US Treasury Notes, 2.000% to 3.000% due 02/15/25 to 09/30/25; (value—$2,876,408,674); proceeds: $2,820,134,733	2,820,000,000	2,820,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.750% due 11/01/19, collateralized by $259,489,302 Federal Home Loan Mortgage Corp. obligations, 2.000% to 7.500% due 01/01/25 to 10/01/49 and $855,102,543 Federal National Mortgage Association obligations, 2.500% to 6.000% due 07/01/30 to 09/01/49; (value—$816,000,000); proceeds: $800,038,889	800,000,000	800,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.750% due 11/01/19, collateralized by $16,143,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29 and $137,377,000 Federal National Mortgage Association obligation, zero coupon due 01/02/20; (value—$153,000,942); proceeds: $150,007,292	150,000,000	150,000,000

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 1.720% due 12/05/19, collateralized by $190,274,209 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 07/15/28 to 01/15/55, $277,332,555 Federal National Mortgage Association obligations, 2.500% to 5.000% due 07/25/28 to 03/25/59 and $173,139,447 Government National Mortgage Association obligations, 2.000% to 4.500% due 10/20/38 to 02/20/49; (value—$510,000,000); proceeds: $506,593,333[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/19 with Toronto-Dominion Bank, 1.740% due 11/01/19, collateralized by $244,321,956 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.500% due 08/01/20 to 09/01/49 and $459,030,115 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 06/01/49; (value—$204,000,000); proceeds: $200,009,667	200,000,000	200,000,000
Total repurchase agreements (cost—$7,970,000,000)		7,970,000,000
Total investments (cost—$16,654,555,324 which approximates cost for federal income tax purposes)—101.2%		16,654,555,324

Liabilities in excess of other assets—(1.2)%		(196,765,299)
Net assets—100.0%		$16,457,790,025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$8,684,555,324	$—	$8,684,555,324
Repurchase agreements	—	7,970,000,000	—	7,970,000,000
Total	$—	$16,654,555,324	$—	$16,654,555,324

At October 31, 2019, there were no transfers in or out of Level 3.

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.0% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

October 31, 2019 (unaudited)

Assets:
Investments, at value (cost—$8,684,555,324)	$8,684,555,324
Repurchase agreements, at value (cost—$7,970,000,000)	7,970,000,000
Total investments in securities, at value (cost—$16,654,555,324)	16,654,555,324
Cash	5,135,747
Receivable for interest	9,609,500
Total assets	16,669,300,571

Liabilities:
Payable for investments purchased	210,173,934
Payable to affiliate	1,336,612
Total liabilities	211,510,546
Net assets, at value	$16,457,790,025

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the six months ended October 31, 2019 (unaudited)
Investment income:
Interest	$179,817,007
Expenses:
Investment advisory and administration fees	7,926,161
Trustees’ fees and expenses	39,315
Net expenses	7,965,476
Net investment income	171,851,531
Net realized gain	388,125
Net increase in net assets resulting from operations	$172,239,656

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$171,851,531	$311,128,479
Net realized gain	388,125	253,159
Net increase in net assets resulting from operations	172,239,656	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	2,007,063,097	(1,709,825,456)
Net increase (decrease) in net assets	2,179,302,753	(1,398,443,818)
Net assets:

Beginning of period	14,278,487,272	15,676,931,090
End of period	$16,457,790,025	$14,278,487,272

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
		2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.08%[2]
Net investment income	2.16%[2]	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.10%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$16,457,790	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Fund’s is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series. The financial statements for the remaining series of the Trust are not included herein. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

Government Master Fund

Notes to financial statements (unaudited)

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is

Government Master Fund

Notes to financial statements (unaudited)

accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2019, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,336,612

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is

26

Government Master Fund

Notes to financial statements (unaudited)

contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and during the period ended October 31, 2019, UBS AM did not owe and/or waive fees under this additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being considered an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2019, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$82,356,628

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$22,291,173,761	$41,871,149,616
Withdrawals	(20,284,110,664)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$2,007,063,097	$(1,709,825,456)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

27

Government Master Fund

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund has filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Master Fund’s historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Form N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Master Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Government Master Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its

30

Government Master Fund

Board approval of investment advisory agreement (unaudited)

investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and Select Government Capital Feeder Fund through August 31, 2020. The board also noted that management would pass through to the benefit of the Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Government Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by two tenths of a basis point (i.e., 0.002%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

31

Government Master Fund

Board approval of investment advisory agreement (unaudited)

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was below the median by more than 2 basis points (i.e., 0.02%) and its overall expenses were below the median by 9 basis points (i.e., 0.09%).

In light of the foregoing, the board determined that the management fees for the Master Fund were reasonable in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

32

Government Master Fund

Board approval of investment advisory agreement (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

33

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1661

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2019

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six months ended October 31, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019, and that rate ended the reporting period in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period.

The seven-day current yields for the Funds were as follows:

•	UBS Select Prime Institutional Fund: 1.88% as of October 31, 2019, versus 2.44% on April 30, 2019.

•	UBS Select Government Institutional Fund: 1.68% as of October 31, 2019, versus 2.30% as of April 30, 2019.

•	UBS Select Treasury Institutional Fund: 1.71% as of October 31, 2019, versus 2.31% on April 30, 2019.

•	UBS Prime Reserves Fund: 1.86% as of October 31, 2019, versus 2.42% on April 30, 2019.

•	UBS Tax-Free Reserves Fund: 1.02% as of October 31, 2019, versus 2.02% on April 30, 2019.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the Fed lowered the federal funds rate three times during the six months ended October 31, 2019. The federal funds rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 26 days. By the end of the period on October 31, 2019, the Master Fund’s WAM was 30 days.

At the issuer level, we maintained a high level of diversification, and kept the Master Fund in excess of regulatory daily and weekly liquid minimums. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period for maturities beyond overnight. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to repurchase agreements and modestly added to both its commercial paper allocation and its position in certificates of deposit. Conversely, we decreased its exposure to time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 41 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2019, it was 35 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and decreased its allocation to direct US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 18 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 44 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by US Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 24 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 31 days. Over the review period, we increased the Master Fund’s exposures to repurchase agreements. Conversely, we decreased its exposure to time deposits and modestly reduced its commercial paper allocation.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was 9 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 16 days. Over the review period, Master Fund’s allocations to municipal bonds and tax-exempt commercial paper did not materially change.

2

UBS Institutional/Reserves Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value[2] October 31, 2019	Expenses paid during period[3] 05/01/19 to 10/31/19	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,011.40	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,010.60	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,010.40	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,011.10	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,006.50	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2019 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.88%
Seven-day effective yield after fee waivers[1]	1.90
Seven-day current yield before fee waivers[1]	1.88
Seven-day effective yield before fee waivers[1]	1.90
Weighted average maturity[2]	30 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.68%
Seven-day effective yield after fee waivers[1]	1.70
Seven-day current yield before fee waivers[1]	1.68
Seven-day effective yield before fee waivers[1]	1.70
Weighted average maturity[2]	35 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.71%
Seven-day effective yield after fee waivers[1]	1.73
Seven-day current yield before fee waivers[1]	1.71
Seven-day effective yield before fee waivers[1]	1.73
Weighted average maturity[2]	44 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2019 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.86%
Seven-day effective yield after fee waivers[1]	1.87
Seven-day current yield before fee waivers[1]	1.86
Seven-day effective yield before fee waivers[1]	1.87
Weighted average maturity[2]	31 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.02%
Seven-day effective yield after fee waivers[1]	1.03
Seven-day current yield before fee waivers[1]	1.02
Seven-day effective yield before fee waivers[1]	1.03
Weighted average maturity[2]	16 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2019 (unaudited)

UBS Select Prime Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$11,229,272,284

Investments in Master Fund, at value	$11,231,060,155

Liabilities:
Dividends payable to shareholders	17,907,365
Payable to affiliate	681,751
Total liabilities	18,589,116

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 11,209,661,654; 2,811,366,621; 7,338,745,665; 3,577,442,498 and 1,704,197,523 outstanding, respectively	$11,210,673,220
Distributable earnings (accumulated losses)	1,797,819
Net assets	$11,212,471,039
Net asset value per share	$1.0003

8

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$2,815,525,614	$7,349,941,862	$3,583,134,687	$1,705,932,778

$2,815,525,614	$7,349,941,862	$3,583,134,687	$1,705,932,778

3,929,878	10,750,675	5,494,406	1,649,295
151,818	437,725	197,783	85,717
4,081,696	11,188,400	5,692,189	1,735,012

$2,811,366,621	$7,338,745,665	$3,577,442,498	$1,704,197,523
77,297	7,797	—	243
$2,811,443,918	$7,338,753,462	$3,577,442,498	$1,704,197,766
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2019 (unaudited)

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$125,800,681
Expenses allocated from Master Fund	(5,272,536)
Net investment income allocated from Master Fund	120,528,145
Expenses:
Administration fees	4,185,318
Trustees’ fees	27,968
4,213,286
Net investment income	116,314,859
Net realized gain allocated from Master Fund	—
Net change in unrealized appreciation allocated from Master Fund	1,348,270
Net increase in net assets resulting from operations	$117,663,129

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$27,138,640	$76,265,406	$36,727,120	$12,657,885
(1,205,075)	(3,408,479)	(1,553,488)	(867,451)
25,933,565	72,856,927	35,173,632	11,790,434

951,046	2,715,097	1,227,993	682,767
12,034	8,939	13,490	10,692
963,080	2,724,036	1,241,483	693,459
24,970,485	70,132,891	33,932,149	11,096,975
55,560	7,622	—	—
—	—	—	—
$25,026,045	$70,140,513	$33,932,149	$11,096,975

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$116,314,859	$176,031,637
Net realized gain	—	25,581
Net change in unrealized appreciation	1,348,270	288,695
Net increase in net assets resulting from operations	117,663,129	176,345,913
Total distributions	(116,314,860)	(176,047,744)
Net increase in net assets from beneficial interest transactions	1,430,488,837	4,553,769,015
Net increase in net assets	1,431,837,106	4,554,067,184
Net assets:

Beginning of period	9,780,633,933	5,226,566,749
End of period	$11,212,471,039	$9,780,633,933

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$24,970,485	$34,388,408
Net realized gain	55,560	31,140
Net increase in net assets resulting from operations	25,026,045	34,419,548
Total distributions	(24,970,485)	(34,388,408)
Net increase in net assets from beneficial interest transactions	688,059,108	716,439,893
Net increase in net assets	688,114,668	716,471,033
Net assets:

Beginning of period	2,123,329,250	1,406,858,217
End of period	$2,811,443,918	$2,123,329,250

See accompanying notes to financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$70,132,891	$106,000,709
Net realized gain	7,622	198
Net increase in net assets resulting from operations	70,140,513	106,000,907
Total distributions	(70,132,891)	(106,011,206)
Net increase in net assets from beneficial interest transactions	404,209,048	2,602,701,326
Net increase in net assets	404,216,670	2,602,691,027
Net assets:

Beginning of period	6,934,536,792	4,331,845,765
End of period	$7,338,753,462	$6,934,536,792

	UBS Prime Reserves Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$33,932,149	$47,869,196
Net increase in net assets resulting from operations	33,932,149	47,869,196
Total distributions	(33,932,149)	(47,869,308)
Net increase in net assets from beneficial interest transactions	777,483,523	1,205,272,250
Net increase in net assets	777,483,523	1,205,272,138
Net assets:

Beginning of period	2,799,958,975	1,594,686,837
End of period	$3,577,442,498	$2,799,958,975

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$11,096,975	$23,044,649
Net increase in net assets resulting from operations	11,096,975	23,044,649
Total distributions	(11,096,975)	(23,044,649)
Net increase (decrease) in net assets from beneficial interest transactions	26,322,548	(258,396,050)
Net increase (decrease) in net assets	26,322,548	(258,396,050)
Net assets:

Beginning of period	1,677,875,218	1,936,271,268
End of period	$1,704,197,766	$1,677,875,218

See accompanying notes to financial statements.

13

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.0001	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0111	0.0222	0.0133	0.0057	0.002	0.000 [1]
Net realized and unrealized gain (loss)	0.0002	0.0000 [2]	(0.0001)	0.0004	0.000 [1]	0.000 [1]
Net increase from operations	0.0113	0.0222	0.0132	0.0061	0.002	0.000 [1]
Dividends from net investment income	(0.0111)	(0.0222)	(0.0133)	(0.0057)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0111)	(0.0222)	(0.0133)	(0.0059)	(0.002)	(0.000)[1]
Net asset value, end of period	$1.0003	$1.0001	$1.0001	$1.0002	$1.00	$1.00
Total investment return[3]	1.14%	2.24%	1.33%	0.61%	0.17%	0.03%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.16%	0.12%	0.15%	0.18%	0.18%
Net investment income[4]	2.21%[5]	2.26%	1.37%	0.51%	0.18%	0.03%
Supplemental data:
Net assets, end of period (000’s)	$11,212,471	$9,780,634	$5,226,567	$2,307,192	$4,355,349	$4,140,538

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

14

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from July 26, 2016[1] to April 30, 2017
		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.011	0.020	0.010	0.003
Dividends from net investment income	(0.011)	(0.020)	(0.010)	(0.003)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.011)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.06%	2.01%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.13%[5]
Net investment income[4]	2.07%[5]	2.03%	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,811,444	$2,123,329	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

15

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.010)	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.04%	2.02%	1.00%	0.30%	0.06%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.12%	0.06%
Net investment income[3]	2.06%[4]	2.02%	0.98%	0.30%	0.05%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$7,338,753	$6,934,537	$4,331,846	$4,272,835	$3,828,119	$4,291,607

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

16

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.022	0.012	0.005	0.001
Net realized gain (loss)	—	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.011	0.022	0.012	0.005	0.001
Dividends from net investment income	(0.011)	(0.022)	(0.012)	(0.005)	(0.001)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.011)	(0.022)	(0.012)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.11%	2.19%	1.24%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.08%[5]
Net investment income[4]	2.19%[5]	2.20%	1.28%	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,577,442	$2,799,959	$1,594,687	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

17

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.006	0.013	0.008	0.004	0.000 [1]	0.000 [1]
Net realized gain (loss)	—	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.006	0.013	0.008	0.004	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.006)	(0.013)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.006)	(0.013)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.65%	1.30%	0.83%	0.38%	0.03%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.05%	0.04%
Net investment income[3]	1.28%[4]	1.29%	0.84%	0.44%	0.02%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,704,198	$1,677,875	$1,936,271	$1,369,824	$345,449	$445,154

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

18

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016 and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (58.81% for Prime Institutional Fund, 17.11% for Government Institutional Fund, 32.33% for Treasury Institutional Fund, 48.87% for Prime Reserves Fund, and 75.05% for Tax-Free Reserves Fund at October 31, 2019.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

19

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended October 31, 2019, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

20

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2019, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$681,751
Government Institutional Fund	151,818
Treasury Institutional Fund	437,725
Prime Reserves Fund	197,783
Tax-Free Reserves Fund	85,717

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

Effective May 1, 2018 through September 30, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.03% of its administrative fees. Effective October 1, 2018 through December 31, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.02% of its administrative fees. At October 31, 2019, UBS AM did not owe and/or waive fees/reimburse expenses.

In addition, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and for the period ended October 31, 2019, UBS AM did not owe and/or waive fees/ reimburse expenses under this additional undertaking.

21

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2019 and April 30, 2019 were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2019		For the year ended April 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	10,750,569,816	$10,751,929,101	19,358,882,492	$19,361,162,743
Shares repurchased	(9,431,016,473)	(9,432,221,658)	(14,959,327,442)	(14,961,121,789)
Dividends reinvested	110,770,317	110,781,394	153,706,267	153,728,061
Net increase	1,430,323,660	$1,430,488,837	4,553,261,317	$4,553,769,015

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	2,927,898,107	4,764,209,484
Shares repurchased	(2,263,449,664)	(4,077,592,865)
Dividends reinvested	23,610,665	29,823,274
Net increase in shares outstanding	688,059,108	716,439,893

Treasury Institutional Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	12,843,549,623	20,491,671,459
Shares repurchased	(12,506,638,743)	(17,983,987,790)
Dividends reinvested	67,298,168	95,017,657
Net increase in shares outstanding	404,209,048	2,602,701,326

Prime Reserves Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	3,135,852,533	5,374,759,953
Shares repurchased	(2,390,199,282)	(4,210,694,037)
Dividends reinvested	31,830,272	41,206,334
Net increase in shares outstanding	777,483,523	1,205,272,250

22

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Tax-Free Reserves Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	1,082,174,298	2,987,517,691
Shares repurchased	(1,066,281,834)	(3,266,762,338)
Dividends reinvested	10,430,084	20,848,597
Net increase (decrease) in shares outstanding	26,322,548	(258,396,050)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2019 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Institutional Fund	$—	$176,047,744	$—
Government Institutional Fund	—	34,388,408	—
Treasury Institutional Fund	—	106,000,732	10,474
Prime Reserves Fund	—	47,869,308	—
Tax-Free Reserves Fund	23,044,630	19	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined the Funds’ fiscal year ending April 30, 2020.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

23

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Funds’ and Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

24

Master Trust

Semiannual Report  |  October 31, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,011.60	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,011.00	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,010.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,011.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	30 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	49.1%
Canada	9.8
China	8.5
Japan	7.4
Singapore	7.3
Total	82.1%

Portfolio composition[2]
Commercial paper	53.0%
Repurchase agreements	24.4
Certificates of deposit	19.2
Time deposits	3.5
Liabilities in excess of other assets	(0.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	52.8%
Repurchase agreements	48.4
Liabilities in excess of other assets	(1.2)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
US government obligations	55.6%
Repurchase agreements	46.7
Liabilities in excess of other assets	(2.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	31 days

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	25.2%
China	8.9
Canada	7.8
Singapore	7.3
Japan	6.1
Total	55.3%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	29.7
Certificates of deposit	15.5
Time deposits	3.5
Other assets less liabilities	(0.6)
Total	100.0%

[1]	The Master Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s Portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

31

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.5
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN AMRO Bank NV 1.630%, due 11/01/19	$185,000,000	$185,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	71,000,000	71,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	70,000,000	70,000,000
Natixis 1.540%, due 11/01/19	350,000,000	350,000,000
Total time deposits (cost—$676,000,000)		676,000,000

Certificates of deposit—19.2%
Banking-non-US—18.3%
Bank of Montreal
SOFR + 0.170%, 1.990%, due 11/01/19[1]	70,000,000	70,030,520
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	150,000,000	149,970,022
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	75,000,000	75,013,487
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	95,000,000	94,990,696
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	80,000,000	80,015,472
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	95,000,000	95,002,833
China Construction Bank Corp.
1.700%, due 11/07/19	110,000,000	110,000,000
1.730%, due 11/06/19	30,000,000	29,999,110
1.880%, due 11/01/19	50,000,000	50,000,016
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	18,000,000	18,000,627
1 mo. USD LIBOR + 0.230%, 2.227%, due 11/04/19[1]	75,000,000	74,996,564
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	125,000,000	125,043,436
KBC Bank NV 1.710%, due 11/06/19	75,000,000	74,997,375
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	85,000,000	85,012,787
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	100,000,000	100,089,633
2.310%, due 11/04/19	70,000,000	70,003,818
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	96,000,000	96,006,988
3 mo. USD LIBOR + 0.300%, 2.427%, due 12/05/19[1]	42,500,000	42,559,163
Norinchukin Bank Ltd.
1.650%, due 11/07/19	50,000,000	50,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	$52,000,000	$52,004,045
2.080%, due 11/21/19	75,000,000	75,009,940
2.090%, due 12/04/19	85,000,000	85,017,376
2.200%, due 11/05/19	130,000,000	130,006,721
3 mo. USD LIBOR, 2.253%, due 11/01/19[1]	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	70,000,000	70,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	92,000,000	92,022,685
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	95,000,000	95,023,997
2.320%, due 12/09/19	47,000,000	47,024,384
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	50,000,000	49,999,964
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	68,000,000	68,003,904
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	160,000,000	160,011,003
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	95,000,000	95,014,931
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 04/22/20	110,000,000	109,987,025
1 mo. USD LIBOR + 0.190%, 1.995%, due 11/29/19[1]	111,000,000	111,000,350
2.100%, due 01/02/20	75,000,000	75,028,481
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	100,000,000	100,000,635
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	75,000,000	75,024,740
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	91,000,000	90,999,247
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19[1]	90,000,000	90,018,485
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19[1]	65,000,000	65,020,379
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 2.156%, due 11/20/19[1]	90,000,000	90,018,697
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	92,000,000	91,989,995

		3,484,959,531

Banking-US—0.9%
Citibank N.A. 2.300%, due 12/03/19	178,000,000	178,073,249
Total certificates of deposit (cost—$3,662,562,346)		3,663,032,780

33

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—53.0%
Asset backed-miscellaneous—21.9%
Albion Capital Corp. 1.960%, due 01/27/20	$95,000,000	$94,587,109
1.980%, due 01/21/20	45,000,000	44,818,370
2.150%, due 11/21/19	57,570,000	57,515,193
Antalis S.A. 2.040%, due 11/07/19	100,000,000	99,965,583
2.110%, due 01/06/20	52,080,000	51,899,619
2.140%, due 01/03/20	30,000,000	29,900,907
2.220%, due 11/06/19	49,980,000	49,965,256
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	37,000,000	36,761,299
2.020%, due 11/04/19	50,000,000	49,990,484
2.050%, due 01/10/20	40,000,000	39,855,318
2.540%, due 11/13/19	50,000,000	49,968,674
Barton Capital Corp. 2.095%, due 11/25/19	96,000,000	95,893,333
2.100%, due 01/06/20	111,000,000	110,623,192
2.110%, due 12/03/19	55,000,000	54,918,678
Chariot Funding LLC 2.000%, due 01/09/20	70,000,000	69,754,047
2.030%, due 01/06/20	104,000,000	103,651,793
2.050%, due 01/14/20	46,000,000	45,825,583
2.050%, due 03/20/20	20,000,000	19,855,083
2.070%, due 01/13/20	50,000,000	49,813,253
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/06/19[1,3]	80,000,000	80,004,171
2.090%, due 12/03/19	60,000,000	59,903,585
Charta LLC 1.960%, due 12/05/19	74,000,000	73,874,457
2.100%, due 11/08/19	10,000,000	9,996,313
2.120%, due 11/07/19	55,000,000	54,982,354
Fairway Finance Corp.
1 mo. USD LIBOR + 0.160%, 2.006%, due 11/20/19[1,3]	25,000,000	25,008,268
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/07/19[1,3]	75,000,000	75,004,768
2.140%, due 01/10/20	50,000,000	49,817,471
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	30,000,000	30,011,093
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	35,000,000	35,012,424
2.200%, due 11/12/19	15,000,000	14,991,150
2.260%, due 11/04/19	50,000,000	49,990,167
Liberty Street Funding LLC 2.000%, due 02/04/20	74,000,000	73,643,222
2.010%, due 02/07/20	10,000,000	9,950,170
2.020%, due 02/13/20	50,000,000	49,734,584
2.090%, due 12/03/19	30,000,000	29,950,418
2.130%, due 11/07/19	30,000,000	29,989,675
2.140%, due 12/05/19	23,580,000	23,538,620
2.180%, due 01/03/20	100,000,000	99,675,378
2.270%, due 11/08/19	50,000,000	49,980,334
LMA Americas LLC 1.900%, due 04/03/20	40,000,000	39,686,211
1.970%, due 04/09/20	54,000,000	53,562,402
1.980%, due 03/06/20	35,000,000	34,775,898

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
1.980%, due 04/17/20	$40,400,000	$40,058,999
2.000%, due 02/21/20	50,000,000	49,714,047
2.010%, due 02/14/20	50,000,000	49,730,142
2.010%, due 03/12/20	35,000,000	34,764,793
2.050%, due 02/07/20	40,600,000	40,394,006
2.050%, due 02/10/20	31,000,000	30,838,387
2.100%, due 12/09/19	10,000,000	9,981,269
2.270%, due 11/27/19	70,000,000	69,909,857
2.360%, due 11/07/19	39,000,000	38,987,260
2.550%, due 11/14/19	34,000,000	33,977,324
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	50,000,000	49,904,179
2.110%, due 11/14/19	61,000,000	60,958,463
Nieuw Amsterdam Receivables Corp. 2.035%, due 02/04/20	69,000,000	68,667,696
2.180%, due 01/03/20	130,000,000	129,577,760
2.190%, due 01/06/20	81,000,000	80,724,881
Old Line Funding LLC 1.910%, due 04/24/20	55,000,000	54,532,402
1.960%, due 04/20/20	40,000,000	39,665,747
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/20/19[1,3]	44,000,000	44,000,363
1.990%, due 04/09/20	50,000,000	49,603,314
2.000%, due 02/20/20	35,000,000	34,804,545
2.000%, due 02/24/20[3]	30,000,000	29,826,290
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	42,000,000	41,999,998
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	21,000,000	20,999,992
2.090%, due 12/03/19	35,000,000	34,944,720
3 mo. USD LIBOR + 0.040%, 2.129%, due 01/03/20[1,3]	50,000,000	49,999,721
1 mo. USD LIBOR + 0.150%, 2.161%, due 11/04/19[1,3]	40,000,000	40,001,544
1 mo. USD LIBOR + 0.260%, 2.257%, due 11/18/19[1,3]	50,000,000	49,999,948
Starbird Funding Corp. 1.650%, due 11/01/19	65,000,000	64,997,057
1.870%, due 02/03/20	30,000,000	29,852,592
2.110%, due 12/10/19	100,000,000	99,798,889
2.250%, due 11/01/19	70,000,000	69,996,830
2.250%, due 11/04/19	77,000,000	76,985,798
Thunder Bay Funding LLC 2.000%, due 02/20/20	50,000,000	49,735,711
2.000%, due 04/08/20	40,000,000	39,702,578
2.010%, due 03/05/20	24,000,000	23,859,720
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	40,000,000	40,001,154
2.090%, due 12/04/19	20,000,000	19,966,680
2.090%, due 01/22/20	10,000,000	9,959,007
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	67,000,000	66,999,999
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	40,000,000	40,000,962

34

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.100%, due 01/02/20	$60,000,000	$59,807,535

		4,178,878,066

Banking-non-US—21.0%
Agricultural Bank of China Ltd. 2.210%, due 11/08/19	40,000,000	39,985,493
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	95,000,000	95,025,695
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	70,000,000	70,008,062
Bank of China Hong Kong Ltd. 2.250%, due 11/12/19	160,000,000	159,885,653
2.410%, due 11/01/19	94,950,000	94,944,404
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	40,000,000	40,005,833
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	75,000,000	75,009,953
1 mo. USD LIBOR + 0.140%, 2.151%, due 11/04/19[1,3]	40,000,000	40,008,306
Banque et Caisse d’Epargne de l’Etat 2.160%, due 03/05/20	81,000,000	80,513,514
2.235%, due 11/29/19	38,000,000	37,950,165
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	70,000,000	69,986,394
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	80,000,000	80,003,733
BPCE SA 1.950%, due 04/03/20	22,000,000	21,829,216
China Construction Bank Corp. 1.860%, due 11/05/19	90,000,000	89,977,012
1.880%, due 11/01/19	120,000,000	119,994,007
2.210%, due 11/08/19	15,000,000	14,993,767
DBS Bank Ltd. 1.890%, due 05/01/20	30,000,000	29,720,467
2.000%, due 02/14/20	90,000,000	89,535,455
2.020%, due 01/21/20	44,000,000	43,822,406
2.030%, due 01/06/20	33,000,000	32,892,091
2.035%, due 01/14/20	74,000,000	73,727,896
2.140%, due 02/03/20	75,500,000	75,146,954
2.170%, due 01/21/20	69,000,000	68,721,501
2.280%, due 12/11/19	63,000,000	62,878,957
Dexia Credit Local SA 1.890%, due 04/20/20	100,000,000	99,140,000
1.980%, due 04/03/20	61,000,000	60,527,250
DNB Bank ASA
1 mo. USD LIBOR + 0.100%, 1.991%, due 11/18/19[1],[3]	50,000,000	50,011,982
Federation Des Caisses Desjardins du Quebec 1.820%, due 11/01/19	140,000,000	139,994,109
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	49,000,000	49,006,025

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.240%, 2.256%, due 11/04/19[1,3]	$170,000,000	$170,023,514
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	60,000,000	59,978,300
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	55,000,000	54,989,024
2.280%, due 11/15/19	84,500,000	84,434,935
MUFG Bank Ltd. 1.800%, due 11/25/19	2,500,000	2,496,708
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	91,000,000	90,995,914
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	92,000,000	91,990,012
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19 [1,3]	102,000,000	102,030,107
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	90,000,000	89,506,925
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	26,500,000	26,398,788
2.020%, due 01/08/20	23,000,000	22,910,908
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	17,000,000	16,999,911
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	90,000,000	90,003,753
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	90,000,000	89,983,074
Sumitomo Mitsui Banking Corp. 1.890%, due 01/27/20	26,140,000	26,016,933
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 02/28/20	40,000,000	39,736,000
2.120%, due 12/17/19	140,000,000	139,657,657
Toronto-Dominion Bank Ltd.
1.770%, due 11/05/19	160,000,000	159,960,690
2.230%, due 01/08/20	170,000,000	169,420,016
United Overseas Bank Ltd.
2.000%, due 01/08/20	75,000,000	74,755,768
2.070%, due 01/15/20	93,000,000	92,665,055
2.090%, due 11/05/19	75,000,000	74,983,781
2.090%, due 11/08/19	70,000,000	69,975,718
2.090%, due 12/05/19	37,000,000	36,942,193
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.265%, due 01/02/20[1,3]	70,000,000	70,017,878
Westpac Securities NZ Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	69,000,000	69,004,410

		4,021,124,272

Banking-US—5.5%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/21/19[1,3]	47,000,000	47,004,529
1 mo. USD LIBOR + 0.250%, 2.054%, due 11/27/19[1,3]	80,000,000	79,992,137

35

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	$20,000,000	$20,001,427
Citigroup Global Markets Holdings, Inc.
1.890%, due 07/01/20	100,000,000	98,716,289
1.950%, due 03/09/20	56,000,000	55,641,460
1.960%, due 04/15/20	58,000,000	57,492,023
2.000%, due 05/26/20	66,000,000	65,242,291
2.190%, due 01/15/20	100,000,000	99,633,722
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	38,000,000	37,985,245
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	35,000,000	35,000,612
2.250%, due 01/10/20	25,000,000	24,911,694
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	30,000,000	29,999,995
Collateralized Commercial Paper V Co. LLC 2.030%, due 03/12/20	25,000,000	24,827,285
2.100%, due 02/03/20	69,000,000	68,660,961
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	100,000,000	100,030,012
ING US Funding LLC 1.890%, due 04/17/20	25,000,000	24,779,478
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	90,000,000	89,984,528
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	90,000,000	90,021,023

		1,049,924,711

Energy-integrated—0.8%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	75,000,000	74,983,594
1.950%, due 11/04/19	70,000,000	69,987,773

		144,971,367

Finance-other—3.8%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	55,000,000	54,980,429
2.020%, due 11/07/19	50,000,000	49,982,208
2.200%, due 11/01/19	100,000,000	99,994,856
2.200%, due 11/05/19	190,000,000	189,951,497
2.200%, due 11/06/19	190,000,000	189,941,923
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	54,000,000	54,000,751
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	43,000,000	43,001,126
Erste Abwicklungsanstalt 2.020%, due 03/18/20	50,000,000	49,655,396

		731,508,186
Total Commercial paper (cost—$10,123,804,005)		10,126,406,602

	Face Amount	Value
Repurchase agreements—24.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $441,435,900 US Treasury Notes, 2.625% due 12/15/21 to 03/31/25 (value—$459,000,095); proceeds: $450,021,500	$450,000,000	$450,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.930% due 11/01/19, collateralized by $136,961,821 various asset-backed convertible bonds, 2.332% to 6.630% due 09/20/21 to 04/18/52; (value—$53,498,037); proceeds: $50,002,681	50,000,000	50,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $87,145,638 various asset-backed convertible bonds, 5.123% to 8.987% due 04/25/29 to 01/28/70; (value—$86,400,001); proceeds: $80,004,400	80,000,000	80,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $501,380,000 US Treasury Bills, zero coupon due 04/30/20 to 07/16/20, $484,305,000 US Treasury Inflation Index Notes, 0.375% to 1.250% due 07/15/20 to 01/15/27 and $2,438,675,000 US Treasury Notes, 1.500% to 2.625% due 05/31/20 to 02/15/27; (value—$3,539,404,063); proceeds: $3,470,165,789	3,470,000,000	3,470,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $216,681,600 US Treasury Inflation Index Note, 0.375% due 01/15/27 and $163,181,000 US Treasury Note, 2.375% due 05/15/29; (value—$408,000,061); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.180% due 12/05/19, collateralized by $1,522,097,290 various asset-backed convertible bonds, zero coupon to 3.595% due 09/20/23 to 03/25/67; (value—$80,250,000); proceeds: $75,136,250[4,5]	75,000,000	75,000,000

36

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 12/05/19, collateralized by $19,165,836 various asset-backed convertible bonds, zero coupon to 9.875% due 02/15/21 to 04/01/28 and $2,141,535 shares of various equity securities; (value—$133,378,688); proceeds: $125,246,875[5,6]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$4,650,000,000)		4,650,000,000
Total investments (cost—$19,112,366,351 which approximates cost for federal income tax purposes)—100.1%		19,115,439,382

Liabilities in excess of other assets—(0.1)%		(16,582,308)
Net assets—100.0%		$19,098,857,074

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$676,000,000	$—	$676,000,000
Certificates of deposit	—	3,663,032,780	—	3,663,032,780
Commercial paper	—	10,126,406,602	—	10,126,406,602
Repurchase agreements	—	4,650,000,000	—	4,650,000,000
Total	$—	$19,115,439,382	$—	$19,115,439,382

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,458,974,747, represented 12.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

[5]	Illiquid investment at period end. Illiquid assets, in the amount of $200,000,000, represented 1.0% of the Fund’s net assets at period end.
[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

37

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—52.8%
Federal Farm Credit Bank 1.650%, due 01/16/20[1]	$51,500,000	$51,320,608
1 mo. USD LIBOR – 0.010%, 1.813%, due 11/25/19[2]	74,000,000	74,000,000
1 mo. USD LIBOR + 0.020%, 1.960%, due 11/09/19[2]	141,500,000	141,436,826
2.070%, due 12/12/19[1]	97,000,000	96,771,323
2.400%, due 11/25/19[1]	97,100,000	96,944,640
Federal Home Loan Bank 1.531%, due 05/01/20[1]	100,000,000	99,225,994
1.565%, due 01/31/20[1]	50,000,000	49,802,201
1.593%, due 01/31/20[1]	15,000,000	14,940,660
1.625%, due 01/27/20[1]	92,000,000	91,638,708
1.627%, due 01/29/20[1]	88,000,000	87,646,037
1.648%, due 01/24/20[1]	80,000,000	79,692,373
1.650%, due 01/07/20[1]	115,000,000	114,646,854
1.650%, due 01/28/20[1]	74,000,000	73,701,533
1.670%, due 12/10/19[1]	92,000,000	91,833,557
1.670%, due 04/03/20[1]	390,000,000	387,213,883
1.695%, due 01/13/20[1]	20,000,000	19,931,258
1.700%, due 12/05/19[1]	59,000,000	58,905,272
1.700%, due 01/15/20[1]	149,027,000	148,499,196
1.720%, due 12/03/19[1]	99,000,000	98,848,640
1.720%, due 12/11/19[1]	70,000,000	69,866,222
1.720%, due 12/12/19[1]	148,000,000	147,710,085
1 mo. USD LIBOR – 0.035%, 1.765%, due 11/30/19[2]	70,000,000	70,000,000
1 mo. USD LIBOR – 0.020%, 1.803%, due 11/25/19[2]	75,000,000	75,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	169,000,000	169,000,000
1 mo. USD LIBOR – 0.015%, 1.831%, due 11/20/19[2]	141,000,000	141,000,000
SOFR + 0.020%, 1.840%, due 11/01/19[2]	143,000,000	143,000,000
1.840%, due 01/30/20[1]	123,700,000	123,130,980
SOFR + 0.025%, 1.845%, due 11/01/19[2]	71,000,000	71,000,000
SOFR + 0.030%, 1.850%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR + 0.050%, 1.854%, due 11/26/19[2]	97,000,000	97,000,000
SOFR + 0.045%, 1.865%, due 11/01/19[2]	105,700,000	105,700,000
1 mo. USD LIBOR – 0.055%, 1.866%, due 11/14/19[2]	68,000,000	68,000,000
SOFR + 0.065%, 1.885%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR – 0.030%, 1.891%, due 11/12/19[2]	148,000,000	148,000,000
SOFR + 0.010%, 1.920%, due 11/01/19[2]	92,000,000	92,000,000
1.920%, due 12/03/19[1]	77,000,000	76,868,587
1.935%, due 12/13/19[1]	98,000,000	97,778,765
SOFR + 0.012%, 1.940%, due 11/01/19[2]	44,500,000	44,500,000
1.940%, due 11/20/19[1]	331,000,000	330,661,093

	Face Amount	Value
US government and agency obligations—(continued)
1.940%, due 12/16/19[1]	$171,000,000	$170,585,325
1.950%, due 06/17/20	30,000,000	30,000,000
1 mo. USD LIBOR – 0.020%, 1.958%, due 11/08/19[2]	170,000,000	170,000,000
1 mo. USD LIBOR – 0.030%, 1.960%, due 11/07/19[2]	121,000,000	121,000,000
1.960%, due 02/07/20[1]	74,575,000	74,177,101
2.000%, due 11/06/19[1]	60,850,000	60,833,097
2.005%, due 01/15/20[1]	43,000,000	42,820,385
2.025%, due 01/06/20[1]	146,000,000	145,457,975
1 mo. USD LIBOR + 0.060%, 2.050%, due 11/07/19[2]	148,000,000	148,000,000
2.050%, due 08/21/20	128,000,000	128,000,000
2.050%, due 09/10/20	88,000,000	88,000,000
1 mo. USD LIBOR + 0.065%, 2.076%, due 11/02/19[2]	97,500,000	97,500,000
2.080%, due 11/13/19[1]	74,000,000	73,948,693
2.085%, due 11/04/19[1]	110,500,000	110,480,801
2.100%, due 09/11/20	28,000,000	28,000,000
2.110%, due 08/06/20	97,000,000	97,000,000
2.125%, due 08/06/20	71,000,000	71,000,000
Federal Home Loan Mortgage Corp. 1.690%, due 02/20/20[1]	146,000,000	145,239,218
SOFR + 0.000%, 1.820%, due 11/01/19[2]	150,000,000	150,000,000
SOFR + 0.005%, 1.825%, due 11/01/19[2]	146,000,000	146,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	200,000,000	200,000,000
Federal National Mortgage Association 1.560%, due 01/29/20	100,000,000	99,614,333
US Treasury Bills 1.696%, due 03/05/20[1]	83,000,000	82,521,309
1.702%, due 04/09/20[1]	122,000,000	121,098,667
1.725%, due 04/02/20[1]	83,000,000	82,404,911
1.889%, due 03/12/20[1]	130,000,000	129,120,264
1.990%, due 02/06/20[1]	149,000,000	148,219,938
2.075%, due 12/26/19[1]	225,000,000	224,303,563
US Treasury Notes 1.125%, due 12/31/19	101,000,000	100,859,660
1.125%, due 03/31/20	88,000,000	87,725,736
1.125%, due 04/30/20	88,000,000	87,677,024
1.250%, due 02/29/20	75,000,000	74,788,077
1.375%, due 12/15/19	85,000,000	84,941,110
1.375%, due 04/30/20	61,000,000	60,905,786
1.625%, due 07/31/20	46,000,000	46,016,172
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	274,000,000	274,003,315
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	46,000,000	45,998,638
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	75,000,000	74,946,725
3 mo. Treasury money market yield + 0.022%, 1.857%, due 11/01/19[2]	143,000,000	142,891,701

38

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1.875%, due 12/31/19	$42,000,000	$41,992,532
2.250%, due 03/31/20	50,000,000	50,113,562
2.375%, due 04/30/20	63,000,000	63,154,411
Total US government and agency obligations (cost—$8,684,555,324)		8,684,555,324

Repurchase agreements—48.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.620% due 11/07/19, collateralized by $548,220,741 Federal Home Loan Mortgage Corp. obligations, 2.029% to 4.079% due 04/15/38 to 08/15/47, $266,685,981 Federal National Mortgage Association obligations, 3.777% to 4.327% due 07/25/45 to 10/25/58 and $729,897,750 Government National Mortgage Association obligations, 1.685% to 4.254% due 01/20/42 to 08/20/64; (value—$206,000,000); proceeds: $200,063,000	200,000,000	200,000,000
Repurchase agreement dated 10/28/19 with Barclays Bank PLC, 1.660% due 11/04/19, collateralized by $148,577,992 Government National Mortgage Association obligations, 3.500% due 10/20/43 to 07/20/47; (value—$102,000,000); proceeds: $100,032,278	100,000,000	100,000,000
Repurchase agreement dated 10/30/19 with Barclays Bank PLC, 1.660% due 11/06/19, collateralized by $1,499,870,618 Federal Home Loan Mortgage Corp. obligations, 2.021% to 6.058% due 01/15/22 to 10/25/49, $2,126,256,142 Federal National Mortgage Association obligations, 1.851% to 6.500% due 10/25/25 to 12/25/57 and $4,338,909,403 Government National Mortgage Association obligations, zero coupon to 5.500% due 02/20/27 to 07/20/69; (value—$309,000,000); proceeds: $300,096,833	300,000,000	300,000,000
Repurchase agreement dated 10/29/19 with Barclays Bank PLC, 1.670% due 11/05/19, collateralized by $268,513,659 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/43 to 05/20/49; (value—$102,000,000); proceeds: $100,032,472	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $724,572,700 US Treasury Inflation Index Bonds, 0.875% to 2.500 due 01/15/27 to 02/15/48, $1,559,327,000 US Treasury Inflation Index Notes, 0.125% to 1.250 due 07/15/20 to 01/15/29, $3,967,000 US Treasury Bond Principal STRIPs, zero coupon due 08/15/29 to 08/15/39 and $42,890,500 US Treasury Bond STRIPs, zero coupon due 08/15/33 to 02/15/49; (value—2,652,000,086); proceeds: $2,600,124,222	$2,600,000,000	$2,600,000,000
Repurchase agreement dated 10/25/19 with Barclays Bank PLC, 1.820% due 11/01/19, collateralized by $103,596,775 Government National Mortgage Association obligations, 3.500% to 4.000% due 07/20/47 to 06/20/49; (value—$102,000,000); proceeds: $100,035,389	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.730% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.980% due 04/05/38, $2,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 03/15/28, $100 US Treasury Bond, 8.125% due 08/15/21, $22,793,100 US Treasury Inflation Index Notes, 1.750% to 3.630% due 01/15/28 to 04/15/28, $66,131,300 US Treasury Notes, 1.750% to 2.000% due 07/31/22 to 07/31/24, and $113 US Treasury Bond STRIP, zero coupon due 08/15/48; (value—$102,000,000); proceeds: $100,004,806	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,079,630,000 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/20 to 01/15/25 and $1,591,315,000 US Treasury Notes, 2.000% to 3.000% due 02/15/25 to 09/30/25; (value—$2,876,408,674); proceeds: $2,820,134,733	2,820,000,000	2,820,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.750% due 11/01/19, collateralized by $259,489,302 Federal Home Loan Mortgage Corp. obligations, 2.000% to 7.500% due 01/01/25 to 10/01/49 and $855,102,543 Federal National Mortgage Association obligations, 2.500% to 6.000% due 07/01/30 to 09/01/49; (value—$816,000,000); proceeds: $800,038,889	800,000,000	800,000,000

39

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.750% due 11/01/19, collateralized by $16,143,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29 and $137,377,000 Federal National Mortgage Association obligation, zero coupon due 01/02/20; (value—$153,000,942); proceeds: $150,007,292	$150,000,000	$150,000,000
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 1.720% due 12/05/19, collateralized by $190,274,209 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 07/15/28 to 01/15/55, $277,332,555 Federal National Mortgage Association obligations, 2.500% to 5.000% due 07/25/28 to 03/25/59 and $173,139,447 Government National Mortgage Association obligations, 2.000% to 4.500% due 10/20/38 to 02/20/49; (value—$510,000,000); proceeds: $506,593,333[3,4]	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Toronto- Dominion Bank, 1.740% due 11/01/19, collateralized by $244,321,956 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.500% due 08/01/20 to 09/01/49 and $459,030,115 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 06/01/49; (value—$204,000,000); proceeds: $200,009,667	$200,000,000	$200,000,000
Total repurchase agreements (cost—$7,970,000,000)		7,970,000,000
Total investments (cost—$16,654,555,324 which approximates cost for federal income tax purposes)—101.2%		16,654,555,324

Liabilities in excess of other assets—(1.2)%		(196,765,299)
Net assets—100.0%		$16,457,790,025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$8,684,555,324	$—	$8,684,555,324
Repurchase agreements	—	7,970,000,000	—	7,970,000,000
Total	$—	$16,654,555,324	$—	$16,654,555,324

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.0% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

40

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government obligations—55.6%
US Treasury Bills 1.617%, due 04/23/20[1]	$314,000,000	$311,599,482
1.689%, due 04/09/20[1]	501,000,000	497,326,756
1.696%, due 03/05/20[1]	94,000,000	93,457,868
1.725%, due 04/02/20[1]	94,000,000	93,326,044
1.873%, due 02/27/20[1]	183,000,000	181,902,305
1.889%, due 03/12/20[1]	140,000,000	139,052,592
1.921%, due 01/09/20[1]	358,000,000	356,777,166
1.990%, due 02/06/20[1]	155,000,000	154,188,532
2.075%, due 12/26/19[1]	260,000,000	259,195,228
2.181%, due 12/12/19[1]	232,000,000	231,437,735
2.188%, due 11/29/19[1]	327,000,000	326,488,163
2.294%, due 11/14/19[1]	300,000,000	299,757,333
2.295%, due 12/05/19[1]	521,000,000	519,898,975
2.398%, due 11/21/19[1]	400,000,000	399,480,611
2.746%, due 11/07/19[1]	250,000,000	249,890,104
US Treasury Notes 1.000%, due 11/30/19	300,000,000	299,719,089
1.125%, due 12/31/19	105,000,000	104,854,102
1.125%, due 03/31/20	87,000,000	86,728,852
1.125%, due 04/30/20	94,500,000	94,153,168
1.250%, due 01/31/20	157,000,000	156,665,148
1.250%, due 02/29/20	110,000,000	109,689,179
1.375%, due 12/15/19	390,000,000	389,646,921
1.375%, due 01/15/20	100,000,000	99,849,642
1.375%, due 01/31/20	200,000,000	199,706,194
1.375%, due 02/15/20	150,000,000	149,708,407
1.375%, due 04/30/20	222,000,000	221,672,569
1.500%, due 11/30/19	414,000,000	413,637,701
1.500%, due 05/31/20	150,000,000	149,900,391
1.625%, due 12/31/19	150,000,000	149,886,998
1.625%, due 06/30/20	371,000,000	370,954,731
1.625%, due 07/31/20	104,000,000	104,036,563
1.637%, due 11/01/19[2]	650,000,000	649,966,354
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	600,000,000	599,973,475
3 mo. Treasury money market yield + 0.043%, 1.680%, due 11/01/19[2]	600,000,000	599,830,722
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	254,000,000	253,751,966
1.750%, due 11/30/19	200,000,000	199,895,066
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	735,000,000	734,473,161
3 mo. Treasury money market yield + 0.139%, 1.776%, due 11/01/19[2]	350,000,000	349,717,795
3 mo.Treasury money market yield + 0.220%, 1.857%, due 11/01/19[2]	155,000,000	154,881,729
1.875%, due 12/31/19	162,000,000	161,888,566
1.875%, due 06/30/20	100,000,000	100,131,395

	Face Amount	Value
US government obligations—(concluded)
3 mo. Treasury money market yield + 0.300%, 1.937%, due 11/01/19[2]	$150,000,000	$150,065,477
2.125%, due 08/31/20	150,000,000	150,632,812
2.250%, due 03/31/20	270,000,000	270,624,444
2.375%, due 04/30/20	70,500,000	70,672,793
2.500%, due 05/31/20	226,000,000	227,102,393
2.500%, due 06/30/20	150,000,000	150,857,784
2.625%, due 07/31/20	250,000,000	251,801,523
2.625%, due 08/15/20	150,000,000	151,171,875
3.375%, due 11/15/19	195,000,000	195,068,298
Total US government obligations (cost—$12,637,096,177)		12,637,096,177

Repurchase agreements—46.7%
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.610% due 11/07/19, collateralized by $393,533,700 US Treasury Notes, 2.125% to 2.625% due 09/30/24 to 03/31/25; (value—$408,000,085); proceeds: $400,125,222	400,000,000	400,000,000
Repurchase agreement dated 10/28/19 with Barclays Capital, Inc., 1.650% due 11/04/19, collateralized by $291,997,700 US Treasury Note, 2.625% due 12/31/23; (value—$306,000,093); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.720% due 11/01/19, collateralized by $229,511,100 US Treasury Inflation Index Bond, 2.125% due 02/15/40, $320,798,300 US Treasury Inflation Index Note, 0.500% due 04/15/24 and $814,385,800 US Treasury Notes, 1.625% to 2.875% due 02/28/22 to 01/31/26; (value—$1,530,000,032); proceeds: $1,500,071,667	1,500,000,000	1,500,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.720% due 11/01/19, collateralized by $300 US Treasury Bill, zero coupon due 11/07/19, $87,563,700 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $309,112,500 US Treasury Inflation Index Notes, 0.125% to 0.500% due 10/15/24 to 01/15/28, $181,661,000 US Treasury Notes,1.250% to 2.625% due 4/30/20 to 10/31/24, $2,000 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/43 to 02/15/44 and $2,010 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 05/15/44; (value—$612,000,000); proceeds: $600,028,667	600,000,000	600,000,000

41

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $488,165,000 US Treasury Bill, Zero coupon due 04/30/20, $445,625,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/26 and $3,509,385,000 US Treasury Notes, 1.375% to 3.625% due 02/15/21 to 09/30/26; (value—$4,564,510,156); proceeds: $2,475,118,250	$4,475,000,000	$4,475,000,000
Repurchase agreement dated 10/29/19 with Goldman Sachs & Co., 1.670% due 11/05/19, collateralized by $1,908,400 US Treasury Note, 2.250% to 2.500% due 12/31/24 to 01/31/25, $319,741,850 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/29 to 11/15/33 and $76,364,600 US Treasury Bond STRIPs, zero coupon due 11/15/24 to 02/15/48; (value—$306,000,006); proceeds: $300,097,417	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $230,689,500 US Treasury Bond, 3.000% due 11/15/44 and $127,018,600 US Treasury Note, 2.875% due 11/30/25; (value—$408,000,032); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 11/01/19, collateralized by $130,486,200 US Treasury Bond, 4.375% due 05/15/40 and $274,137,900 US Treasury Notes, 1.750% to 2.125% due 05/15/22 to 01/31/23; (value—$459,000,046); proceeds: $450,021,625	450,000,000	450,000,000
Repurchase agreement dated 10/31/19 with MUFG Securities (Canada) Ltd., 1.620% due 11/07/19, collateralized by $11,500 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $89,398,700 US Treasury Bonds, 3.750% to 4.375% due 05/15/41 to 08/15/41, $289,868,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $668,428,800 US Treasury Notes, 1.125% to 3.125% due 08/31/20 to 11/15/28; (value—$1,122,000,024); proceeds: $1,100,346,500	1,100,000,000	1,100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with MUFG Securities Americas Inc., 1.700% due 11/01/19, collateralized by $509,200 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $7,687,700 US Treasury Bonds, 3.000% to 3.375% due 11/15/44 to 11/15/48, $147,999,100 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/45 to 02/15/48 and $699,293,600 US Treasury Notes, 1.250% to 3.375% due to 11/15/19 to 02/15/29; (value—$816,000,078); proceeds: $800,037,778	$800,000,000	$800,000,000
Repurchase agreement dated 10/31/19 with Mizuho Securities USA LLC, 1.710% due 11/01/19, collateralized by $999,600 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $292,203,200 US Treasury Notes, 2.250% to 2.875% due 11/15/21 to 08/15/27; (value—$306,000,055); proceeds: $300,014,250	300,000,000	300,000,000
Total repurchase agreements (cost—$10,625,000,000)		10,625,000,000
Total investments (cost—$23,262,096,177 which approximates cost for federal income tax purposes)—102.3%		23,262,096,177

Liabilities in excess of other assets—(2.3)%		(531,122,892)
Net assets—100.0%		$22,730,973,285

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

42

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$12,637,096,177	$—	$12,637,096,177
Repurchase agreements	—	10,625,000,000	—	10,625,000,000
Total	$—	$23,262,096,177	$—	$23,262,096,177

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

43

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN Amro Bank NV 1.630%, due 11/01/19	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	23,000,000	23,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	30,000,000	30,000,000
Natixis 1.540%, due 11/01/19	100,000,000	100,000,000
Total time deposits (cost—$253,000,000)		253,000,000

Certificates of deposit—15.5%
Banking-non-US—14.8%
Bank of Montreal
1 mo. SOFR + 0.170%, 1.990%, due 11/01/19[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	50,000,000	50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/07/19[1]	8,000,000	7,998,889
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	30,000,000	30,000,000
China Construction Bank Corp. 1.730%, due 11/06/19	25,000,000	25,000,000
1.880%, due 11/01/19	30,000,000	30,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	30,000,000	30,000,000
2.310%, due 11/12/19	40,000,000	40,000,000
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	55,000,000	55,000,577
KBC Bank NV 1.710%, due 11/06/19	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	33,000,000	33,000,000
Norinchukin Bank Ltd. 1.650%, due 11/07/19	35,000,000	35,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	16,000,000	16,000,000
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/21/19[1]	20,000,000	20,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
2.080%, due 11/21/19	$25,000,000	$24,999,979
2.090%, due 12/04/19	15,000,000	15,000,000
2.200%, due 11/05/19	40,000,000	40,000,046
2.253%, due 11/01/19[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	32,000,000	32,000,000
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	30,000,000	30,000,000
2.320%, due 12/09/19	13,000,000	13,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	50,000,000	50,000,000
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 04/22/20	40,000,000	40,000,000
2.100%, due 01/02/20	25,000,000	25,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	35,000,000	35,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.340%, 2.186%, due 11/21/19 [1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19 [1]	30,000,000	30,000,000
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19 [1]	15,000,000	15,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	28,000,000	28,000,000

		1,087,999,491

Banking-US—0.7%
Citibank N.A. 2.300%, due 12/03/19	50,000,000	50,000,000
Total certificates of deposit (cost—$1,137,999,491)		1,137,999,491

Commercial paper[2]—51.9%
Asset backed-miscellaneous—23.1%
Albion Capital Corp. 1.980%, due 01/21/20	33,025,000	32,877,874
2.150%, due 11/21/19	17,860,000	17,838,667
Antalis S.A. 2.030%, due 01/09/20	74,000,000	73,712,078
2.040%, due 11/07/19	35,000,000	34,988,100

44

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.110%, due 01/06/20	$15,000,000	$14,941,975
2.140%, due 01/03/20	20,000,000	19,925,100
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	13,000,000	12,910,444
2.050%, due 01/10/20	54,500,000	54,282,757
Barton Capital Corp. 2.095%, due 11/25/19	29,000,000	28,959,497
2.100%, due 01/06/20	39,000,000	38,849,850
2.110%, due 12/03/19	25,000,000	24,953,111
Chariot Funding LLC 2.000%, due 01/09/20	20,000,000	19,923,333
2.030%, due 01/06/20	36,000,000	35,866,020
2.050%, due 01/14/20	16,000,000	15,932,578
2.050%, due 03/20/20	15,000,000	14,880,417
2.065%, due 01/03/20	15,000,000	14,945,794
2.070%, due 01/13/20	25,000,000	24,895,062
2.090%, due 12/03/19	40,000,000	39,925,689
Charta LLC 1.960%, due 12/05/19	26,000,000	25,951,871
2.100%, due 11/08/19	30,000,000	29,987,750
2.120%, due 11/07/19	36,000,000	35,987,280
Fairway Finance Co. LLC
1 mo. USD LIBOR + 0.080%, 2.020%, due 11/11/19[1,3]	25,000,000	24,999,853
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	11,000,000	11,000,000
Fairway Finance Corp. 2.200%, due 11/12/19	10,000,000	9,993,278
2.200%, due 11/20/19	1,800,000	1,797,910
2.260%, due 11/04/19	15,000,000	14,997,175
Liberty Funding LLC 2.000%, due 02/04/20	26,000,000	25,862,778
2.030%, due 12/03/19	20,000,000	19,892,861
Liberty Street Funding LLC 2.000%, due 02/10/20	50,000,000	49,719,444
2.010%, due 02/07/20	10,000,000	9,945,283
2.090%, due 12/03/19	20,000,000	19,962,844
2.130%, due 11/07/19	20,000,000	19,992,900
2.140%, due 12/05/19	7,270,000	7,255,307
LMA Americas LLC 1.970%, due 04/09/20	18,000,000	17,842,400
1.980%, due 03/06/20	15,000,000	14,896,050
1.980%, due 04/17/20	17,000,000	16,842,920
2.010%, due 03/12/20	20,000,000	19,852,600
2.040%, due 02/05/20	10,000,000	9,945,600
2.050%, due 02/07/20	18,000,000	17,899,550
2.050%, due 02/10/20	9,000,000	8,948,237
2.100%, due 12/09/19	35,000,000	34,922,417
2.360%, due 11/07/19	11,000,000	10,995,673
2.550%, due 11/14/19	10,000,000	9,990,792
2.550%, due 11/19/19	14,000,000	13,982,150
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	30,000,000	29,933,500
2.100%, due 12/10/19	22,000,000	21,949,950

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.100%, due 12/13/19	$11,000,000	$10,973,050
2.110%, due 11/14/19	90,000,000	89,931,425
Nieuw Amsterdam Receivables Corp.
2.035%, due 02/04/20	24,000,000	23,871,117
2.200%, due 01/09/20	20,000,000	19,915,667
Old Line Funding LLC 1.910%, due 04/24/20	20,000,000	19,814,306
1.960%, due 04/20/20	20,000,000	19,813,800
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/20/19[1,3]	20,000,000	20,000,000
2.000%, due 02/20/20	15,000,000	14,907,500
2.020%, due 04/06/20[3]	25,000,000	24,779,764
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	8,000,000	8,000,000
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	33,000,000	33,000,000
2.090%, due 12/03/19	15,000,000	14,972,133
Starbird Funding Corp. 1.650%, due 11/01/19	35,000,000	35,000,000
1.870%, due 02/03/20	12,000,000	11,941,407
2.110%, due 12/10/19	38,000,000	37,913,138
2.250%, due 11/04/19	23,000,000	22,995,687
2.250%, due 12/10/19	22,000,000	22,000,000
Thunder Bay Funding LLC 2.000%, due 04/08/20	35,000,000	34,690,833
2.010%, due 03/05/20	8,000,000	7,944,167
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	17,000,000	17,000,000
2.090%, due 12/04/19	30,000,000	29,942,525
2.090%, due 01/22/20	27,000,000	26,871,465
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	23,000,000	23,000,000
Victory Receivables Corp. 2.100%, due 01/02/20	20,000,000	19,927,667

		1,695,162,370

Banking-non-US—19.3%
Agricultural Bank of China Ltd. 2.220%, due 12/04/19	50,000,000	49,898,250
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	28,000,000	28,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	22,000,000	22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.200%, 2.046%, due 11/20/19[1,3]	15,000,000	14,994,537
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	20,000,000	20,000,000

45

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
Banque et Caisse d’Epargne de L’Etat 2.235%, due 11/29/19	$12,000,000	$11,979,140
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	30,000,000	30,000,000
China Construction Bank Corp. 1.860%, due 11/05/19	25,000,000	24,994,833
1.880%, due 11/01/19	30,000,000	30,000,000
2.210%, due 11/08/19	15,000,000	14,993,554
DBS Bank Ltd. 1.890%, due 05/01/20	50,000,000	49,522,250
2.020%, due 01/21/20	14,000,000	13,936,370
2.030%, due 01/06/20	11,500,000	11,457,201
2.035%, due 01/14/20	26,000,000	25,891,241
2.140%, due 02/03/20	21,000,000	20,882,657
2.170%, due 12/11/19	19,000,000	18,907,233
2.280%, due 12/11/19	19,000,000	18,951,867
Dexia Credit Local 1.890%, due 04/20/20	35,000,000	34,685,787
1.980%, due 04/03/20	19,000,000	18,839,070
DNB Bank ASA
1.990%, due 01/16/20	15,000,000	14,936,983
Erste Abwicklungsanstalt
2.020%, due 03/18/20	17,000,000	16,868,363
Federation des Caisses Desjardins du Quebec 1.820%, due 11/01/19	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	17,000,000	16,997,152
Groupe BPCE
1.950%, due 04/03/20	8,000,000	7,933,267
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	45,000,000	44,987,550
2.250%, due 11/12/19	55,000,000	54,962,187
2.270%, due 12/09/19	25,000,000	24,940,097
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	11,000,000	10,997,965
2.280%, due 11/15/19	25,500,000	25,477,390
National Australia Bank Ltd. 1.900%, due 04/01/20	14,350,000	14,234,881
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	28,000,000	28,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	28,000,000	27,832,988
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	20,000,000	19,924,811
2.020%, due 01/08/20	4,000,000	3,984,738
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	30,000,000	30,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	$25,000,000	$25,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 02/28/20	35,000,000	34,775,553
2.120%, due 12/04/19	13,200,000	13,174,348
2.120%, due 12/17/19	49,000,000	48,867,264
Toronto-Dominion Bank Ltd. 1.770%, due 11/05/19	105,000,000	104,979,350
2.230%, due 01/08/20	50,000,000	49,789,389
United Overseas Bank Ltd. 2.000%, due 01/08/20	25,000,000	24,905,556
2.070%, due 01/15/20	32,000,000	31,862,000
2.090%, due 11/05/19	25,000,000	24,994,194
2.090%, due 11/08/19	28,000,000	27,988,621
2.090%, due 12/05/19	50,000,000	49,901,306
2.120%, due 11/12/19	20,000,000	19,987,044
Westpac Securities New Zealand Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	16,000,000	16,000,000

		1,412,236,987

Banking-US—5.1%
Bedford Row Funding Corp. 2.059%, due 10/23/20	35,000,000	35,000,000
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 1.890%, due 07/01/20	35,000,000	34,553,487
1.950%, due 03/09/20	19,000,000	18,867,238
1.960%, due 04/15/20	10,000,000	9,909,622
2.000%, due 05/26/20	22,000,000	21,747,000
Collateralized Commercial Paper Co. LLC 2.030%, due 03/12/20	9,000,000	8,933,010
2.100%, due 02/03/20	24,000,000	23,868,400
1 mo. USD LIBOR + 0.260%, 2.106%, due 11/21/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	10,000,000	10,000,093
2.250%, due 01/10/20	15,000,000	14,934,375
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	20,000,000	20,000,000
2.290%, due 12/11/19	28,000,000	27,928,756
ING US Funding LLC 1.890%, due 04/17/20	9,000,000	8,920,620
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	30,000,000	30,000,000

		376,162,601

46

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.2%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	$35,000,000	$34,992,533
1.950%, due 11/04/19	50,000,000	49,991,875

		84,984,408

Finance-other—3.2%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	25,000,000	24,991,625
2.020%, due 11/07/19	35,000,000	34,988,217
2.200%, due 11/05/19	75,000,000	74,981,667
2.200%, due 11/06/19	75,000,000	74,977,083
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	13,000,000	13,000,000

		238,938,592
Total Commercial paper (cost—$3,807,484,958)		3,807,484,958

Repurchase agreements—29.7%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $241,334,100 US Treasury Notes, 2.625% to 2.750% due 08/31/23 to 12/31/25; (value—$255,000,051); proceeds: $250,011,944	250,000,000	250,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $16,377,883 various asset-backed convertible bonds, 2.128% to 9.000% due 06/01/21 to 10/25/33; (value—$16,207,796); proceeds: $15,000,825	15,000,000	15,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $760,695,000 US Treasury Bills, zero coupon to 0.125% due 04/15/20 to 04/30/20 and $954,720,000 US Treasury Notes, 2.250% to 3.000 due 09/30/25 to 11/30/25; (value—$1,836,001,505); proceeds: $1,800,086,000	1,800,000,000	1,800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Goldman Sachs & Co., 1.680% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.900% due 04/26/33 and $65,001,000 Federal Home Loan Bank obligations, 6.250% due 07/15/32; (value—$95,982,088); proceeds: $94,104,391	$94,100,000	$94,100,000
Repurchase agreement dated 10/01/2019 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 11/05/2019, collateralized by 90,408 shares of various equity securities; (value—$16,050,132); proceeds: $15,029,625[4]	15,000,000	15,000,000
Total repurchase agreements (cost—$2,174,100,000)		2,174,100,000
Total investments (cost—$7,372,584,449 which approximates cost for federal income tax purposes)—100.6%		7,372,584,449

Liabilities in excess of other assets—(0.6)%		(40,789,468)
Net assets—100.0%		$7,331,794,981

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

47

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$253,000,000	$—	$253,000,000
Certificates of deposit	—	1,137,999,491	—	1,137,999,491
Commercial paper	—	3,807,484,958	—	3,807,484,958
Repurchase agreements	—	2,174,100,000	—	2,174,100,000
Total	$—	$7,372,584,449	$—	$7,372,584,449

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $672,271,399, represented 9.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

48

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 1.260%, VRD	$2,245,000	$2,245,000

Alaska—0.4%
Alaska International Airports Revenue Refunding (System), Series A, 1.120%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.260%, VRD	2,000,000	2,000,000

		9,345,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.180%, VRD	9,750,000	9,750,000

Colorado—1.7%
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 1.350%, VRD	10,235,000	10,235,000
Series A2, 1.350%, VRD	15,605,000	15,605,000
Series A3, 1.350%, VRD	13,710,000	13,710,000

		39,550,000

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.110%, VRD	11,000,000	11,000,000

Florida—2.0%
Miami-Dade County School Board Tax Anticipation Notes 2.000%, due 02/27/20	4,000,000	4,010,884
3.000%, due 02/27/20	6,000,000	6,034,942
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.090%, VRD	34,535,000	34,535,000

		44,580,826

Georgia—0.9%
Cobb County School District, GO Bonds 3.000%, due 12/18/19	10,000,000	10,016,888
County of Fulton Tax Anticipation Notes 2.500%, due 12/31/19	10,000,000	10,016,682

		20,033,570

	Face Amount	Value
Municipal bonds—(continued)
Idaho—0.5%
Idaho Tax Anticipation Notes, GO Bonds
3.000%, due 06/30/20	$10,000,000	$10,111,254

Illinois—9.1%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.100%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.220%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.130%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.110%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.180%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.140%, VRD	24,985,000	24,985,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.140%, VRD	6,980,000	6,980,000
1.140%, VRD	6,900,000	6,900,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.250%, VRD	43,910,000	43,910,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.080%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.140%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.080%, VRD	34,687,000	34,687,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.110%, VRD	5,000,000	5,000,000
Series A-2D, 1.110%, VRD	5,000,000	5,000,000

		207,432,000

49

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Indiana—5.0%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.250%, VRD	$37,370,000	$37,370,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.130%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.170%, VRD	7,500,000	7,500,000

		114,000,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue 3.000%, due 06/25/20	5,030,000	5,081,386

Maryland—2.0%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.120%, VRD	32,120,000	32,120,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.120%, VRD	12,470,000	12,470,000

		44,590,000

Massachusetts—0.5%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,108,223
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.070%, VRD	5,255,000	5,255,000

		12,363,223

Michigan—1.1%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.380%, VRD	23,800,000	23,800,000

Minnesota—0.1%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.100%, VRD	2,035,000	2,035,000

Mississippi—5.0%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 1.260%, VRD	300,000	300,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.260%, VRD	$600,000	$600,000
Series A, 1.260%, VRD	25,105,000	25,105,000
Series B, 1.260%, VRD	1,300,000	1,300,000
Series C, 1.260%, VRD	9,305,000	9,305,000
Series C, 1.260%, VRD	13,240,000	13,240,000
Series D, 1.110%, VRD	1,525,000	1,525,000
Series D, 1.260%, VRD	7,075,000	7,075,000
Series E, 1.260%, VRD	3,600,000	3,600,000
Series F, 1.260%, VRD	7,500,000	7,500,000
Series G, 1.260%, VRD	29,065,000	29,065,000
Series I, 1.260%, VRD	12,875,000	12,875,000
Series L, 1.260%, VRD	925,000	925,000

		112,415,000

Missouri—2.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 1.080%, VRD	10,000,000	10,000,000
Series C-5, 1.130%, VRD	4,925,000	4,925,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1,
1.330%, VRD	21,550,000	21,550,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C, 1.210%, VRD	10,500,000	10,500,000
Series D, 1.210%, VRD	2,200,000	2,200,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A,
1.100%, VRD	13,175,000	13,175,000

		62,350,000

50

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New Hampshire—0.4%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
1.120%, VRD	$9,945,000	$9,945,000

New York—26.1%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
1.040%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund
1.280%, VRD	10,000,000	10,000,000
Subseries A-1, 1.200%, VRD	45,080,000	45,080,000
Subseries B-1, 1.100%, VRD	12,000,000	12,000,000
Subseries E-1, 1.220%, VRD	29,960,000	29,960,000
Subseries E-4, 1.140%, VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.120%, VRD	18,000,000	18,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 1.110%, VRD	3,450,000	3,450,000
Series BB-5, 1.230%, VRD	15,805,000	15,805,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.340%, VRD	83,560,000	83,560,000
Series DD-2, 1.350%, VRD	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.140%, VRD	21,190,000	21,190,000
Subseries A-4, 1.260%, VRD	31,940,000	31,940,000
Subseries C-6, 1.110%, VRD	4,000,000	4,000,000
Subseries D-4, 1.250%, VRD	27,500,000	27,500,000
Subseries E-4, 1.350%, VRD	17,950,000	17,950,000
New York City, GO Bonds, Subseries B-3, 1.080%, VRD	8,300,000	8,300,000
Subseries D-4, 1.200%, VRD	55,465,000	55,465,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Subseries L-4, 1.220%, VRD	$32,325,000	$32,325,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.130%, VRD	58,445,000	58,445,000
Series A-2, 1.100%, VRD	10,125,000	10,125,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.120%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.100%, VRD	9,950,000	9,950,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.350%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.110%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.110%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.130%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.090%, VRD	2,750,000	2,750,000
Series B, 1.090%, VRD	750,000	750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series 2005B-4C, 1.220%, VRD	24,185,000	24,185,000
Series C, 1.300%, VRD	23,250,000	23,250,000

		592,700,000

North Carolina—1.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.200%, VRD	22,790,000	22,790,000

51

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
North Carolina—(concluded)
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.080%, VRD	$7,610,000	$7,610,000

		30,400,000

Ohio—1.6%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group) 1.110%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 1.300%, VRD	8,110,000	8,110,000
Ohio (Common Schools), GO Bonds, Series A, 1.030%, VRD	2,145,000	2,145,000
Series B, 1.030%, VRD	1,070,000	1,070,000
Series D, 1.040%, VRD	9,695,000	9,695,000
Ohio Hospital Facility Revenue (Cleveland Clinic Helath System), Series D-1, 1.120%, VRD	3,170,000	3,170,000

		36,190,000

Pennsylvania—3.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 1.230%, VRD	3,120,000	3,120,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.140%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.140%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.110%, VRD	7,975,000	7,975,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 1.100%, VRD	23,695,000	23,695,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.140%, VRD	19,920,000	19,920,000

		78,355,000

Rhode Island†—0.0%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.150%, VRD	1,000,000	1,000,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—0.8%
Charleston County School District Revenue, Series A, 3.000%, due 03/01/20	$8,000,000	$8,043,360
Richland County South Carolina, GO Bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,039,700

		18,083,060

Tennessee—1.9%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.330%, VRD	31,000,000	31,000,000
1.330%, VRD	12,000,000	12,000,000

		43,000,000

Texas—16.1%
Austin Water & Wastewater Systems Revenue Refunding 1.130%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.350%, VRD	49,955,000	49,955,000
Subseries C-2, 1.350%, VRD	39,495,000	39,495,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.150%, VRD	1,815,000	1,815,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 1.110%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 1.250%, VRD	32,810,000	32,810,000
1.250%, VRD	20,950,000	20,950,000
1.250%, VRD	33,600,000	33,600,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 1.260%, VRD	20,265,000	20,265,000
Texas State Veteran, GO Bonds 1.180%, VRD	8,400,000	8,400,000
1.260%, VRD	23,970,000	23,970,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	51,092,318
University of Texas Permanent University Fund Revenue (System), Series A, 1.100%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems), Series B, 1.030%, VRD	11,330,000	11,330,000
Series B, 1.030%, VRD	4,270,000	4,270,000

52

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
University of Texas University Revenue Refunding (Financing System), Series B, 1.100%, VRD	$46,260,000	$46,260,000

		366,587,318

Utah—1.3%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.350%, VRD	9,800,000	9,800,000
Series D, 1.250%, VRD	18,665,000	18,665,000

		28,465,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.120%, VRD	29,885,000	29,885,000
Series D, 1.090%, VRD	18,055,000	18,055,000

		47,940,000

Washington—0.5%
Port of Tacoma WA Revenue, Series B, 1.150%, VRD	8,000,000	8,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.120%, VRD	3,050,000	3,050,000

		11,050,000

Wisconsin—2.9%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 1.140%, VRD	7,000,000	7,000,000
Series C, 1.320%, VRD	38,500,000	38,500,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 1.300%, VRD	14,200,000	14,200,000
Series B, 1.130%, VRD	7,000,000	7,000,000

		66,700,000
Total Municipal bonds (cost—$2,061,097,637)		2,061,097,637

Tax-exempt commercial paper—9.5%
Colorado—0.3%
University of Colorado 1.220%, due 01/07/20	7,000,000	7,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
District of Columbia—0.7%
District Of Columbia 1.420%, due 11/06/19	$12,000,000	$12,000,000
Washington D.C. Metropolitan Airport Authority 1.380%, due 11/21/19	5,000,000	5,000,000

		17,000,000

Florida—0.9%
Miami-Dade County Water & Sewer Revenue 1.300%, due 11/06/19	14,200,000	14,200,000
1.380%, due 11/06/19	6,000,000	6,000,000

		20,200,000

Illinois—0.9%
Illinois Educational Facilities Authority Revenue 1.350%, due 11/04/19	20,000,000	20,000,000

Maryland—0.8%
Montgomery County
1.330%, due 11/07/19	12,000,000	12,000,000
1.400%, due 12/05/19	6,000,000	6,000,000

		18,000,000

Massachusetts—0.7%
Harvard University 1.350%, due 01/08/20	7,000,000	7,000,000
1.290%, due 01/22/20	10,000,000	10,000,000

		17,000,000

New York —1.0%
New York State Power Authority 1.300%, due 11/13/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.350%, due 11/21/19	8,300,000	8,300,000
1.370%, due 12/11/19	10,000,000	10,000,000
1.370%, due 01/03/20	5,000,000	5,000,000

		23,300,000

Texas—3.2%
Lower Colorado River Authority Revenue
1.300%, due 11/05/19	17,119,000	17,119,000
Methodist Hospital
1.680%, due 11/05/19	5,000,000	5,000,000
1.470%, due 12/04/19	15,000,000	15,000,000
University of Texas
1.350%, due 11/04/19	6,000,000	6,000,000
1.260%, due 12/04/19	9,000,000	9,000,000
1.400%, due 12/04/19	10,000,000	10,000,000
1.380%, due 12/09/19	10,000,000	10,000,000

		72,119,000
Total tax-exempt commercial paper (cost—$216,619,000)		216,619,000
Total investments (cost—$2,277,716,637 which approximates cost for federal income tax purposes)—100.2%		2,277,716,637

Liabilities in excess of other assets—(0.2)%		(4,485,164)
Net assets—100.0%		$2,273,231,473

53

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,061,097,637	$—	$2,061,097,637
Tax-exempt commercial paper	—	216,619,000	—	216,619,000
Total	$—	$2,277,716,637	$—	$2,277,716,637

At October 31, 2019 there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2019 and reset periodically.

See accompanying notes to financial statements.

54

Master Trust

Statement of assets and liabilities

October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$14,462,366,351	$8,684,555,324	$12,637,096,177	$5,198,484,449	$2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
	19,112,366,351	16,654,555,324	23,262,096,177	7,372,584,449	2,277,716,637

Investments, at value
Investments	14,465,439,382	8,684,555,324	12,637,096,177	5,198,484,449	2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
Cash	695,903	5,135,747	1,967,888	990,577	7,224,804
Receivable for interest	12,453,732	9,609,500	27,021,205	3,772,291	3,603,194
Total assets	19,128,589,017	16,669,300,571	23,291,085,270	7,377,347,317	2,288,544,635

Liabilities:
Payable for investments purchased	28,190,506	210,173,934	558,492,959	44,996,633	15,153,190
Payable to affiliate	1,541,437	1,336,612	1,619,026	555,703	159,972
Total liabilities	29,731,943	211,510,546	560,111,985	45,552,336	15,313,162
Net assets, at value	$19,098,857,074	$16,457,790,025	$22,730,973,285	$7,331,794,981	$2,273,231,473

See accompanying notes to financial statements.

55

Master Trust

Statement of operations

For the six months ended October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$214,577,613	$179,817,007	$199,987,905	$68,039,861	$16,884,786
Expenses:
Investment advisory and administration fees	8,959,003	7,926,161	8,923,918	2,871,129	1,145,405
Trustees’ fees and expenses	43,856	39,315	45,371	18,998	11,875
Total expenses	9,002,859	7,965,476	8,969,289	2,890,127	1,157,280
Net investment income	205,574,754	171,851,531	191,018,616	65,149,734	15,727,506
Net realized gain	—	388,125	19,268	—	—
Net change in unrealized appreciation	2,302,083	—	—	—	—
Net increase in net assets resulting from operations	$207,876,837	$172,239,656	$191,037,884	$65,149,734	$15,727,506

See accompanying notes to financial statements.

56

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$205,574,754	$285,653,069
Net realized gain	—	41,014
Net change in unrealized appreciation	2,302,083	510,868
Net increase in net assets resulting from operations	207,876,837	286,204,951
Net increase in net assets from beneficial interest transactions	3,111,820,607	7,717,303,802
Net increase in net assets	3,319,697,444	8,003,508,753
Net assets:
Beginning of period	15,779,159,630	7,775,650,877
End of period	$19,098,857,074	$15,779,159,630

	Government Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$171,851,531	$311,128,479
Net realized gain	388,125	253,159
Net increase in net assets resulting from operations	172,239,656	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	2,007,063,097	(1,709,825,456)
Net increase (decrease) in net assets	2,179,302,753	(1,398,443,818)
Net assets:
Beginning of period	14,278,487,272	15,676,931,090
End of period	$16,457,790,025	$14,278,487,272

	Treasury Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$191,018,616	$362,463,120
Net realized gain	19,268	685
Net increase in net assets resulting from operations	191,037,884	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	5,317,245,432	(1,169,718,825)
Net increase (decrease) in net assets	5,508,283,316	(807,255,020)
Net assets:
Beginning of period	17,222,689,969	18,029,944,989
End of period	$22,730,973,285	$17,222,689,969

See accompanying notes to financial statements.

57

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$65,149,734	$81,554,858
Net increase in net assets resulting from operations	65,149,734	81,554,858
Net increase in net assets from beneficial interest transactions	2,385,014,980	2,429,739,812
Net increase in net assets	2,450,164,714	2,511,294,670
Net assets:
Beginning of period	4,881,630,267	2,370,335,597
End of period	$7,331,794,981	$4,881,630,267

	Tax-Free Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$15,727,506	$35,793,099
Net increase in net assets resulting from operations	15,727,506	35,793,099
Net decrease in net assets from beneficial interest transactions	(18,599,023)	(1,087,651,672)
Net decrease in net assets	(2,871,517)	(1,051,858,573)
Net assets:
Beginning of period	2,276,102,990	3,327,961,563
End of period	$2,273,231,473	$2,276,102,990

See accompanying notes to financial statements.

58

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.28%[1]	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[2]	1.16%	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of period (000’s)	$19,098,857	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

59

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30,2017
		2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.08%[2]
Net investment income	2.16%[2]	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.10%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$16,457,790	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

60

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.13%[1]	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[2]	1.09%	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of period (000’s)	$22,730,973	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

61

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
		2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.25%[2]	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.15%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,331,795	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

62

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.36%[1]	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[2]	0.69%	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of period (000’s)	$2,273,231	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series. The financial statements for the remaining series of the Trust are not included herein as it had not yet commenced operations as of October 31, 2019.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

64

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

65

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

66

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,541,437
Government Master Fund	1,336,612
Treasury Master Fund	1,619,026
Prime CNAV Master Fund	555,703
Tax-Free Master Fund	159,972

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

67

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and during the period ended October 31, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	82,356,628
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	49,940,340

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$15,341,065,126	$23,302,510,554
Withdrawals	(12,229,244,519)	(15,585,206,752)
Net increase in beneficial interest	$3,111,820,607	$7,717,303,802

Goverment Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$22,291,173,761	$41,871,149,616
Withdrawals	(20,284,110,664)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$2,007,063,097	$(1,709,825,456)

68

Master Trust

Notes to financial statements (unaudited)

Treasury Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$24,673,178,069	$40,183,445,154
Withdrawals	(19,355,932,637)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$5,317,245,432	$(1,169,718,825)

Prime CNAV Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$4,379,775,563	$4,397,532,247
Withdrawals	(1,994,760,583)	(1,967,792,435)
Net increase in beneficial interest	$2,385,014,980	$2,429,739,812

Tax-Free Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$646,363,382	$2,163,610,694
Withdrawals	(664,962,405)	(3,251,262,366)
Net decrease in beneficial interest	$(18,599,023)	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$3,309,828
Gross unrealized depreciation	(236,797)
Net unrealized appreciation	$3,073,031

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

69

Master Trust

Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

70

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

71

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

72

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2020. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Government Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

73

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by two tenths of a basis point (i.e., 0.002%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was below the median by more than 2 basis points (i.e., 0.02%) and its overall expenses were below the median by 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 2 basis points (i.e., 0.02%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while Select Prime Institutional Feeder Fund’s Contractual Management Fee and overall expenses each were at or below the applicable Expense Group median.

74

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by approximately 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only one peer fund in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Capital Feeder Fund’s Actual Management Fee and the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%) and less than 1 basis point (i.e., 0.01%), respectively, while the total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board

75

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 1 basis point (i.e., 0.01%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 3 basis points (i.e., 0.03%), respectively, for the one-, three-, five- and ten-year periods and since inception.

76

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

77

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

78

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1664

UBS Investor Funds

Semiannual Report  |  October 31, 2019

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the six months ended October 31, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019, and that rate ended the reporting period in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 1.61% as of October 31, 2019, versus 2.17% on April 30, 2019.

•	UBS Select Government Investor Fund: 1.41% as of October 31, 2019, versus 2.03% on April 30, 2019.

•	UBS Select Treasury Investor Fund: 1.44% as of October 31, 2019, versus 2.04% on April 30, 2019.

•	UBS Prime Investor Fund: 1.59% as of October 31, 2019, versus 2.15% on April 30, 2019.

•	UBS Tax-Free Investor Fund: 0.75% as of October 31, 2019, versus 1.75% on April 30, 2019.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the Fed lowered the federal funds rate three times during the six months ended October 31, 2019. The federal fund rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 26 days. By the end of the period on October 31, 2019, the Master Fund’s WAM was 30 days.

At the issuer level, we maintained a high level of diversification, and kept the Master Fund in excess of regulatory daily and weekly liquid minimums. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period for maturities beyond overnight. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to repurchase agreements and modestly added to both its commercial paper allocation and its position in certificates of deposit. Conversely, we decreased its exposure to time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 41 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2019, it was 35 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and decreased its allocation to direct US government agency obligations.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 18 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 44 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries securities.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 24 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 31 days. Over the review period, we increased the Master Fund’s exposures to repurchase agreements. Conversely, we decreased its exposure to time deposits and modestly reduced its commercial paper allocation.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was 9 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 16 days. Over the review period, Master Fund’s allocations to municipal bonds and tax-exempt commercial paper did not materially change.

2

UBS Investor Funds

Q. What factors do you believe will affect the Funds over the coming months?

A. Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value[2] October 31, 2019	Expenses paid during period[3] 05/01/19 to 10/31/19	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,009.90	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.87	2.29	0.45

UBS Select Government Investor Fund
Actual	$1,000.00	$1,009.20	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.87	2.29	0.45

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,009.10	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.87	2.29	0.45

UBS Prime Investor Fund
Actual	$1,000.00	$1,009.70	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.87	2.29	0.45

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,005.10	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.87	2.29	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

5

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2019 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.61%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.63
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.50
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.51
Weighted average maturity[2]	30 days

Table footnotes are on page 7

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.41%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.42
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.29
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.30
Weighted average maturity[2]	35 days

Table footnotes are on page 7

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.44%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.45
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.33
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.33
Weighted average maturity[2]	44 days

Table footnotes are on page 7

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Investor Funds

Yields and characteristics at a glance-October 31, 2019 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.59%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.60
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.47
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.48
Weighted average maturity[2]	31 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.75%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.76
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.57
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.57
Weighted average maturity[2]	16 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Investor Funds

Statement of assets and liabilities

October 31, 2019 (unaudited)

UBS Select Prime Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$3,834,420,614

Investments in Master Fund, at value	3,835,004,014
Other assets	30,989
Total assets	3,835,035,003

Liabilities:
Dividends payable to shareholders	5,213,378
Payable to affiliate	1,077,992
Accrued expenses and other liabilities	181,425
Total liabilities	6,472,795
Net assets	3,828,562,208
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,827,478,449; 854,408,026; 1,811,533,669; 2,140,317,259 and 184,221,432 outstanding, respectively	$3,827,976,002
Distributable earnings (accumulated losses)	586,206
Net assets	$3,828,562,208
Net asset value per share	$1.0003

8

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$855,730,141	$1,814,350,238	$2,143,869,217	$184,417,087

855,730,141	1,814,350,238	2,143,869,217	184,417,087
13,290	17,060	8,988	14,903
855,743,431	1,814,367,298	2,143,878,205	184,431,990

1,017,544	2,225,190	2,868,661	131,233
221,637	502,816	599,229	1,025
86,105	104,041	93,056	78,300
1,325,286	2,832,047	3,560,946	210,558
854,418,145	1,811,535,251	2,140,317,259	184,221,432
$854,408,026	$1,811,533,669	$2,140,317,259	$184,221,432
10,119	1,582	—	—
$854,418,145	$1,811,535,251	$2,140,317,259	$184,221,432
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2019 (unaudited)

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$41,030,783
Expenses allocated from Master Fund	(1,723,821)
Net investment income allocated from Master Fund	39,306,962
Expenses:
Service and distribution fees	6,025,249
Administration fees	1,721,496
Transfer agency fees	151,364
Professional fees	36,801
State registration fees	24,340
Trustees’ fees	10,456
Reports and notices to shareholders	13,113
Insurance fees	8,043
Accounting fees	3,495
Other expenses	17,501
8,011,858
Fee waivers and/or expense reimbursements by administrator and distributor	(1,988,870)
Net expenses	6,022,988
Net investment income	33,283,974
Net realized gain allocated from Master Fund	—
Net change in unrealized appreciation allocated from Master Fund	467,382
Net increase in net assets resulting from operations	$33,751,356

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$7,996,718	$17,011,322	$21,946,853	$1,364,925
(355,380)	(764,416)	(929,984)	(93,716)
7,641,338	16,246,906	21,016,869	1,271,209

1,242,206	2,672,071	3,250,553	327,575
354,915	763,451	928,748	93,593
21,792	47,962	65,148	8,533
36,480	35,969	33,875	32,579
14,150	17,866	15,620	14,179
11,207	11,419	11,528	9,343
4,970	8,851	7,136	6,375
1,446	3,437	4,033	995
3,636	3,636	3,518	3,636
13,055	14,380	6,602	6,841
1,703,857	3,579,042	4,326,761	503,649
(462,109)	(907,934)	(1,077,428)	(176,144)
1,241,748	2,671,108	3,249,333	327,505
6,399,590	13,575,798	17,767,536	943,704
16,813	1,557	—	—
—	—	—	—
$6,416,403	$13,577,355	$17,767,536	$943,704

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$33,283,974	$35,396,327
Net realized gain	—	5,169
Net change in unrealized appreciation	467,382	72,892
Net increase in net assets resulting from operations	33,751,356	35,474,388
Total distributions	(33,283,973)	(35,398,371)
Net increase in net assets from beneficial interest transactions	886,774,248	2,234,219,264
Net increase in net assets	887,241,631	2,234,295,281
Net assets:

Beginning of period	2,941,320,577	707,025,296
End of period	$3,828,562,208	$2,941,320,577

See accompanying notes to financial statements.

12

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$6,399,590	$5,832,831
Net realized gain	16,813	6,410
Net increase in net assets resulting from operations	6,416,403	5,839,241
Total distributions	(6,399,590)	(5,838,799)
Net increase in net assets from beneficial interest transactions	284,820,136	435,157,266
Net increase in net assets	284,836,949	435,157,708
Net assets:

Beginning of period	569,581,196	134,423,488
End of period	$854,418,145	$569,581,196

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$13,575,798	$13,836,047
Net realized gain	1,557	28
Net increase in net assets resulting from operations	13,577,355	13,836,075
Total distributions	(13,575,798)	(13,837,575)
Net increase in net assets from beneficial interest transactions	571,998,643	803,648,811
Net increase in net assets	572,000,200	803,647,311
Net assets:

Beginning of period	1,239,535,051	435,887,740
End of period	$1,811,535,251	$1,239,535,051

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$17,767,536	$17,504,178
Net increase in net assets resulting from operations	17,767,536	17,504,178
Total distributions	(17,767,536)	(17,504,200)
Net increase in net assets from beneficial interest transactions	623,947,176	1,147,833,631
Net increase in net assets	623,947,176	1,147,833,609
Net assets:

Beginning of period	1,516,370,083	368,536,474
End of period	$2,140,317,259	$1,516,370,083

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$943,704	$2,003,150
Net increase in net assets resulting from operations	943,704	2,003,150
Total distributions	(943,704)	(2,003,150)
Net increase (decrease) in net assets from beneficial interest transactions	(4,393,694)	64,972,684
Net increase (decrease) in net assets	(4,393,694)	64,972,684
Net assets:

Beginning of period	188,615,126	123,642,442
End of period	$184,221,432	$188,615,126

See accompanying notes to financial statements.

16

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.0002	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0098	0.0193	0.0099	0.0025	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	0.0001	0.0001	(0.0001)	0.0004	0.000 [1]	0.000 [1]
Net increase from operations	0.0099	0.0194	0.0098	0.0029	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0098)	(0.0193)	(0.0099)	(0.0025)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0098)	(0.0193)	(0.0099)	(0.0027)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.0003	$1.0002	$1.0001	$1.0002	$1.00	$1.00
Total investment return[3]	0.99%	1.96%	0.99%	0.29%	0.03%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.57%[5]	0.57%	0.63%	0.64%	0.61%	0.61%
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.45%	0.45%	0.33%	0.20%
Net investment income[4]	1.93%[5]	2.02%	1.06%	0.22%	0.03%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$3,828,562	$2,941,321	$707,025	$248,749	$369,258	$340,945

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

17

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from August 17, 2016[1] to April 30, 2017
		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.009	0.017	0.007	0.001
Dividends from net investment income	(0.009)	(0.017)	(0.007)	(0.001)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.009)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.92%	1.74%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.58%[5]	0.62%	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.45%	0.43%[5]
Net investment income[4]	1.80%[5]	1.81%	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$854,418	$569,581	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.017	0.007	0.001	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.009	0.017	0.007	0.001	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.009)	(0.017)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.017)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.91%	1.74%	0.73%	0.08%	0.02%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.57%[4]	0.58%	0.63%	0.65%	0.61%	0.61%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.45%	0.45%	0.39%	0.16%	0.06%
Net investment income[3]	1.78%[4]	1.81%	0.78%	0.07%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,811,535	$1,239,535	$435,888	$193,675	$258,702	$310,054

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

4 Annualized.

See accompanying notes to financial statements.

19

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 10, 2016[1] to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.019	0.010	0.003	0.000 [2]
Net realized gain	—	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.010	0.019	0.010	0.003	0.000 [2]
Dividends from net investment income	(0.010)	(0.019)	(0.010)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.010)	(0.019)	(0.010)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.97%	1.91%	0.97%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.57%[5]	0.58%	0.64%	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.45%	0.45%	0.35%[5]
Net investment income[4]	1.91%[5]	1.98%	1.04%	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,140,317	$1,516,370	$368,536	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

5 Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.005	0.010	0.006	0.001	0.000 [1]	0.000 [1]
Net realized gain	—	—	—	—	0.000 [1]	0.000 [1]
Net increase from operations	0.005	0.010	0.006	0.001	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.005)	(0.010)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.005)	(0.010)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.51%	1.03%	0.56%	0.14%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.64%[4]	0.63%	0.80%	1.11%	1.10%	0.97%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.45%	0.45%	0.42%	0.06%	0.04%
Net investment income[3]	1.01%[4]	1.02%	0.63%	0.16%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$184,221	$188,615	$123,642	$46,649	$27,455	$22,482

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (20.08% for Prime Investor Fund, 5.20% for Government Investor Fund, 7.98% for Treasury Investor Fund, 29.24% for Prime CNAV Investor Fund, and 8.11% for Tax-Free Investor Fund at October 31, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

UBS Investor Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended October 31, 2019, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

23

UBS Investor Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2019, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$321,746
Government Investor Fund	72,438
Treasury Investor Fund	150,899
Prime CNAV Investor Fund	178,820
Tax-Free Investor Fund	15,670

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through December 31, 2020 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%.

At October 31, 2019 UBS AM owed the Funds, and for the period ended October 31, 2019, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$208,991	$1,128,120
Government Investor Fund	60,744	284,651
Treasury Investor Fund	100,767	526,210
Prime CNAV Investor Fund	116,056	613,063
Tax-Free Investor Fund	61,657	129,348

24

UBS Investor Funds

Notes to financial statements (unaudited)

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2019, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023
Prime Investor Fund	$3,209,220	$331,843	$461,728	$1,287,529	$1,128,120
Government Investor Fund	1,068,460	171,258	240,622	371,929	284,651
Treasury Investor Fund	1,882,396	331,304	398,353	626,529	526,210
Prime CNAV Investor Fund	1,776,351	185,122	292,563	685,603	613,063
Tax-Free Investor Fund	778,709	189,951	205,718	253,692	129,348

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and for the period ended October 31, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the period ended October 31, 2019, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At October 31, 2019, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$1,126,110
Government Investor Fund	244,927
Treasury Investor Fund	528,143
Prime CNAV Investor Fund	625,871
Tax-Free Investor Fund	54,845

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily

25

UBS Investor Funds

Notes to financial statements (unaudited)

undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2019, UBS AM—US owed the Funds and for the period ended October 31, 2019, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$160,873	$860,750
Government Investor Fund	34,984	177,458
Treasury Investor Fund	75,459	381,724
Prime CNAV Investor Fund	89,406	464,365
Tax-Free Investor Fund	7,833	46,796

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2019 and April 30, 2019 were as follows:

Prime Investor Fund	:

	For the six months ended October 31, 2019		For the year ended April 30, 2019:
	Shares	Amount	Shares	Amount
Shares sold	3,538,709,049	$3,539,317,393	5,339,787,238	$5,340,561,709
Shares repurchased	(2,683,145,469)	(2,683,612,226)	(3,134,702,503)	(3,135,170,482)
Dividends reinvested	31,063,386	31,069,081	28,823,946	28,828,037
Net increase	886,626,966	$886,774,248	2,233,908,681	$2,234,219,264

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	780,197,828	960,905,531
Shares repurchased	(501,145,667)	(530,055,174)
Dividends reinvested	5,767,975	4,306,909
Net increase in shares outstanding	284,820,136	435,157,266

26

UBS Investor Funds

Notes to financial statements (unaudited)

Treasury Investor Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	1,492,866,735	1,956,459,678
Shares repurchased	(933,169,736)	(1,164,072,776)
Dividends reinvested	12,301,644	11,261,909
Net increase in shares outstanding	571,998,643	803,648,811

Prime CNAV Investor Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	1,851,068,061	2,588,564,251
Shares repurchased	(1,243,468,885)	(1,455,004,306)
Dividends reinvested	16,348,000	14,273,686
Net increase in shares outstanding	623,947,176	1,147,833,631

Tax-Free Investor Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	192,192,706	509,388,338
Shares repurchased	(197,515,515)	(446,141,436)
Dividends reinvested	929,115	1,725,782
Net increase (decrease) in shares outstanding	(4,393,694)	64,972,684

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2019 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$35,398,371	$—
UBS Select Government Investor Fund	—	5,838,799	—
UBS Select Treasury Investor Fund	—	13,836,050	1,525
UBS Prime Investor Fund	—	17,504,200	—
UBS Tax-Free Investor Fund	2,003,149	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2020.

27

UBS Investor Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for Government Investor Fund and Prime CNAV Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Funds’ and Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,011.60	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,011.00	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,010.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,011.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	30 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	49.1%
Canada	9.8
China	8.5
Japan	7.4
Singapore	7.3
Total	82.1%

Portfolio composition[2]
Commercial paper	53.0%
Repurchase agreements	24.4
Certificates of deposit	19.2
Time deposits	3.5
Liabilities in excess of other assets	(0.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	52.8%
Repurchase agreements	48.4
Liabilities in excess of other assets	(1.2)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
US government obligations	55.6%
Repurchase agreements	46.7
Liabilities in excess of other assets	(2.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	31 days

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	25.2%
China	8.9
Canada	7.8
Singapore	7.3
Japan	6.1
Total	55.3%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	29.7
Certificates of deposit	15.5
Time deposits	3.5
Other assets less liabilities	(0.6)
Total	100.0%

[1]	The Master Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s Portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.5
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN AMRO Bank NV 1.630%, due 11/01/19	$185,000,000	$185,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	71,000,000	71,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	70,000,000	70,000,000
Natixis 1.540%, due 11/01/19	350,000,000	350,000,000
Total time deposits (cost—$676,000,000)		676,000,000

Certificates of deposit—19.2%
Banking-non-US—18.3%
Bank of Montreal
SOFR + 0.170%, 1.990%, due 11/01/19[1]	70,000,000	70,030,520
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	150,000,000	149,970,022
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	75,000,000	75,013,487
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	95,000,000	94,990,696
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	80,000,000	80,015,472
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	95,000,000	95,002,833
China Construction Bank Corp.
1.700%, due 11/07/19	110,000,000	110,000,000
1.730%, due 11/06/19	30,000,000	29,999,110
1.880%, due 11/01/19	50,000,000	50,000,016
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	18,000,000	18,000,627
1 mo. USD LIBOR + 0.230%, 2.227%, due 11/04/19[1]	75,000,000	74,996,564
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	125,000,000	125,043,436
KBC Bank NV 1.710%, due 11/06/19	75,000,000	74,997,375
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	85,000,000	85,012,787
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	100,000,000	100,089,633
2.310%, due 11/04/19	70,000,000	70,003,818
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	96,000,000	96,006,988
3 mo. USD LIBOR + 0.300%, 2.427%, due 12/05/19[1]	42,500,000	42,559,163
Norinchukin Bank Ltd.
1.650%, due 11/07/19	50,000,000	50,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	$52,000,000	$52,004,045
2.080%, due 11/21/19	75,000,000	75,009,940
2.090%, due 12/04/19	85,000,000	85,017,376
2.200%, due 11/05/19	130,000,000	130,006,721
3 mo. USD LIBOR, 2.253%, due 11/01/19[1]	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	70,000,000	70,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	92,000,000	92,022,685
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	95,000,000	95,023,997
2.320%, due 12/09/19	47,000,000	47,024,384
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	50,000,000	49,999,964
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	68,000,000	68,003,904
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	160,000,000	160,011,003
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	95,000,000	95,014,931
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 04/22/20	110,000,000	109,987,025
1 mo. USD LIBOR + 0.190%, 1.995%, due 11/29/19[1]	111,000,000	111,000,350
2.100%, due 01/02/20	75,000,000	75,028,481
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	100,000,000	100,000,635
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	75,000,000	75,024,740
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	91,000,000	90,999,247
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19[1]	90,000,000	90,018,485
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19[1]	65,000,000	65,020,379
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 2.156%, due 11/20/19[1]	90,000,000	90,018,697
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	92,000,000	91,989,995

		3,484,959,531

Banking-US—0.9%
Citibank N.A. 2.300%, due 12/03/19	178,000,000	178,073,249
Total certificates of deposit (cost—$3,662,562,346)		3,663,032,780

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—53.0%
Asset backed-miscellaneous—21.9%
Albion Capital Corp. 1.960%, due 01/27/20	$95,000,000	$94,587,109
1.980%, due 01/21/20	45,000,000	44,818,370
2.150%, due 11/21/19	57,570,000	57,515,193
Antalis S.A. 2.040%, due 11/07/19	100,000,000	99,965,583
2.110%, due 01/06/20	52,080,000	51,899,619
2.140%, due 01/03/20	30,000,000	29,900,907
2.220%, due 11/06/19	49,980,000	49,965,256
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	37,000,000	36,761,299
2.020%, due 11/04/19	50,000,000	49,990,484
2.050%, due 01/10/20	40,000,000	39,855,318
2.540%, due 11/13/19	50,000,000	49,968,674
Barton Capital Corp. 2.095%, due 11/25/19	96,000,000	95,893,333
2.100%, due 01/06/20	111,000,000	110,623,192
2.110%, due 12/03/19	55,000,000	54,918,678
Chariot Funding LLC 2.000%, due 01/09/20	70,000,000	69,754,047
2.030%, due 01/06/20	104,000,000	103,651,793
2.050%, due 01/14/20	46,000,000	45,825,583
2.050%, due 03/20/20	20,000,000	19,855,083
2.070%, due 01/13/20	50,000,000	49,813,253
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/06/19[1,3]	80,000,000	80,004,171
2.090%, due 12/03/19	60,000,000	59,903,585
Charta LLC 1.960%, due 12/05/19	74,000,000	73,874,457
2.100%, due 11/08/19	10,000,000	9,996,313
2.120%, due 11/07/19	55,000,000	54,982,354
Fairway Finance Corp.
1 mo. USD LIBOR + 0.160%, 2.006%, due 11/20/19[1,3]	25,000,000	25,008,268
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/07/19[1,3]	75,000,000	75,004,768
2.140%, due 01/10/20	50,000,000	49,817,471
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	30,000,000	30,011,093
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	35,000,000	35,012,424
2.200%, due 11/12/19	15,000,000	14,991,150
2.260%, due 11/04/19	50,000,000	49,990,167
Liberty Street Funding LLC 2.000%, due 02/04/20	74,000,000	73,643,222
2.010%, due 02/07/20	10,000,000	9,950,170
2.020%, due 02/13/20	50,000,000	49,734,584
2.090%, due 12/03/19	30,000,000	29,950,418
2.130%, due 11/07/19	30,000,000	29,989,675
2.140%, due 12/05/19	23,580,000	23,538,620
2.180%, due 01/03/20	100,000,000	99,675,378
2.270%, due 11/08/19	50,000,000	49,980,334
LMA Americas LLC 1.900%, due 04/03/20	40,000,000	39,686,211
1.970%, due 04/09/20	54,000,000	53,562,402
1.980%, due 03/06/20	35,000,000	34,775,898

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
1.980%, due 04/17/20	$40,400,000	$40,058,999
2.000%, due 02/21/20	50,000,000	49,714,047
2.010%, due 02/14/20	50,000,000	49,730,142
2.010%, due 03/12/20	35,000,000	34,764,793
2.050%, due 02/07/20	40,600,000	40,394,006
2.050%, due 02/10/20	31,000,000	30,838,387
2.100%, due 12/09/19	10,000,000	9,981,269
2.270%, due 11/27/19	70,000,000	69,909,857
2.360%, due 11/07/19	39,000,000	38,987,260
2.550%, due 11/14/19	34,000,000	33,977,324
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	50,000,000	49,904,179
2.110%, due 11/14/19	61,000,000	60,958,463
Nieuw Amsterdam Receivables Corp. 2.035%, due 02/04/20	69,000,000	68,667,696
2.180%, due 01/03/20	130,000,000	129,577,760
2.190%, due 01/06/20	81,000,000	80,724,881
Old Line Funding LLC 1.910%, due 04/24/20	55,000,000	54,532,402
1.960%, due 04/20/20	40,000,000	39,665,747
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/20/19[1,3]	44,000,000	44,000,363
1.990%, due 04/09/20	50,000,000	49,603,314
2.000%, due 02/20/20	35,000,000	34,804,545
2.000%, due 02/24/20[3]	30,000,000	29,826,290
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	42,000,000	41,999,998
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	21,000,000	20,999,992
2.090%, due 12/03/19	35,000,000	34,944,720
3 mo. USD LIBOR + 0.040%, 2.129%, due 01/03/20[1,3]	50,000,000	49,999,721
1 mo. USD LIBOR + 0.150%, 2.161%, due 11/04/19[1,3]	40,000,000	40,001,544
1 mo. USD LIBOR + 0.260%, 2.257%, due 11/18/19[1,3]	50,000,000	49,999,948
Starbird Funding Corp. 1.650%, due 11/01/19	65,000,000	64,997,057
1.870%, due 02/03/20	30,000,000	29,852,592
2.110%, due 12/10/19	100,000,000	99,798,889
2.250%, due 11/01/19	70,000,000	69,996,830
2.250%, due 11/04/19	77,000,000	76,985,798
Thunder Bay Funding LLC 2.000%, due 02/20/20	50,000,000	49,735,711
2.000%, due 04/08/20	40,000,000	39,702,578
2.010%, due 03/05/20	24,000,000	23,859,720
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	40,000,000	40,001,154
2.090%, due 12/04/19	20,000,000	19,966,680
2.090%, due 01/22/20	10,000,000	9,959,007
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	67,000,000	66,999,999
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	40,000,000	40,000,962

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.100%, due 01/02/20	$60,000,000	$59,807,535

		4,178,878,066

Banking-non-US—21.0%
Agricultural Bank of China Ltd. 2.210%, due 11/08/19	40,000,000	39,985,493
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	95,000,000	95,025,695
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	70,000,000	70,008,062
Bank of China Hong Kong Ltd. 2.250%, due 11/12/19	160,000,000	159,885,653
2.410%, due 11/01/19	94,950,000	94,944,404
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	40,000,000	40,005,833
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	75,000,000	75,009,953
1 mo. USD LIBOR + 0.140%, 2.151%, due 11/04/19[1,3]	40,000,000	40,008,306
Banque et Caisse d’Epargne de l’Etat 2.160%, due 03/05/20	81,000,000	80,513,514
2.235%, due 11/29/19	38,000,000	37,950,165
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	70,000,000	69,986,394
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	80,000,000	80,003,733
BPCE SA 1.950%, due 04/03/20	22,000,000	21,829,216
China Construction Bank Corp. 1.860%, due 11/05/19	90,000,000	89,977,012
1.880%, due 11/01/19	120,000,000	119,994,007
2.210%, due 11/08/19	15,000,000	14,993,767
DBS Bank Ltd. 1.890%, due 05/01/20	30,000,000	29,720,467
2.000%, due 02/14/20	90,000,000	89,535,455
2.020%, due 01/21/20	44,000,000	43,822,406
2.030%, due 01/06/20	33,000,000	32,892,091
2.035%, due 01/14/20	74,000,000	73,727,896
2.140%, due 02/03/20	75,500,000	75,146,954
2.170%, due 01/21/20	69,000,000	68,721,501
2.280%, due 12/11/19	63,000,000	62,878,957
Dexia Credit Local SA 1.890%, due 04/20/20	100,000,000	99,140,000
1.980%, due 04/03/20	61,000,000	60,527,250
DNB Bank ASA
1 mo. USD LIBOR + 0.100%, 1.991%, due 11/18/19[1],[3]	50,000,000	50,011,982
Federation Des Caisses Desjardins du Quebec 1.820%, due 11/01/19	140,000,000	139,994,109
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	49,000,000	49,006,025

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.240%, 2.256%, due 11/04/19[1,3]	$170,000,000	$170,023,514
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	60,000,000	59,978,300
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	55,000,000	54,989,024
2.280%, due 11/15/19	84,500,000	84,434,935
MUFG Bank Ltd. 1.800%, due 11/25/19	2,500,000	2,496,708
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	91,000,000	90,995,914
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	92,000,000	91,990,012
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19 [1,3]	102,000,000	102,030,107
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	90,000,000	89,506,925
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	26,500,000	26,398,788
2.020%, due 01/08/20	23,000,000	22,910,908
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	17,000,000	16,999,911
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	90,000,000	90,003,753
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	90,000,000	89,983,074
Sumitomo Mitsui Banking Corp. 1.890%, due 01/27/20	26,140,000	26,016,933
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 02/28/20	40,000,000	39,736,000
2.120%, due 12/17/19	140,000,000	139,657,657
Toronto-Dominion Bank Ltd.
1.770%, due 11/05/19	160,000,000	159,960,690
2.230%, due 01/08/20	170,000,000	169,420,016
United Overseas Bank Ltd.
2.000%, due 01/08/20	75,000,000	74,755,768
2.070%, due 01/15/20	93,000,000	92,665,055
2.090%, due 11/05/19	75,000,000	74,983,781
2.090%, due 11/08/19	70,000,000	69,975,718
2.090%, due 12/05/19	37,000,000	36,942,193
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.265%, due 01/02/20[1,3]	70,000,000	70,017,878
Westpac Securities NZ Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	69,000,000	69,004,410

		4,021,124,272

Banking-US—5.5%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/21/19[1,3]	47,000,000	47,004,529
1 mo. USD LIBOR + 0.250%, 2.054%, due 11/27/19[1,3]	80,000,000	79,992,137

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	$20,000,000	$20,001,427
Citigroup Global Markets Holdings, Inc.
1.890%, due 07/01/20	100,000,000	98,716,289
1.950%, due 03/09/20	56,000,000	55,641,460
1.960%, due 04/15/20	58,000,000	57,492,023
2.000%, due 05/26/20	66,000,000	65,242,291
2.190%, due 01/15/20	100,000,000	99,633,722
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	38,000,000	37,985,245
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	35,000,000	35,000,612
2.250%, due 01/10/20	25,000,000	24,911,694
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	30,000,000	29,999,995
Collateralized Commercial Paper V Co. LLC 2.030%, due 03/12/20	25,000,000	24,827,285
2.100%, due 02/03/20	69,000,000	68,660,961
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	100,000,000	100,030,012
ING US Funding LLC 1.890%, due 04/17/20	25,000,000	24,779,478
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	90,000,000	89,984,528
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	90,000,000	90,021,023

		1,049,924,711

Energy-integrated—0.8%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	75,000,000	74,983,594
1.950%, due 11/04/19	70,000,000	69,987,773

		144,971,367

Finance-other—3.8%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	55,000,000	54,980,429
2.020%, due 11/07/19	50,000,000	49,982,208
2.200%, due 11/01/19	100,000,000	99,994,856
2.200%, due 11/05/19	190,000,000	189,951,497
2.200%, due 11/06/19	190,000,000	189,941,923
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	54,000,000	54,000,751
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	43,000,000	43,001,126
Erste Abwicklungsanstalt 2.020%, due 03/18/20	50,000,000	49,655,396

		731,508,186
Total Commercial paper (cost—$10,123,804,005)		10,126,406,602

	Face Amount	Value
Repurchase agreements—24.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $441,435,900 US Treasury Notes, 2.625% due 12/15/21 to 03/31/25 (value—$459,000,095); proceeds: $450,021,500	$450,000,000	$450,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.930% due 11/01/19, collateralized by $136,961,821 various asset-backed convertible bonds, 2.332% to 6.630% due 09/20/21 to 04/18/52; (value—$53,498,037); proceeds: $50,002,681	50,000,000	50,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $87,145,638 various asset-backed convertible bonds, 5.123% to 8.987% due 04/25/29 to 01/28/70; (value—$86,400,001); proceeds: $80,004,400	80,000,000	80,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $501,380,000 US Treasury Bills, zero coupon due 04/30/20 to 07/16/20, $484,305,000 US Treasury Inflation Index Notes, 0.375% to 1.250% due 07/15/20 to 01/15/27 and $2,438,675,000 US Treasury Notes, 1.500% to 2.625% due 05/31/20 to 02/15/27; (value—$3,539,404,063); proceeds: $3,470,165,789	3,470,000,000	3,470,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $216,681,600 US Treasury Inflation Index Note, 0.375% due 01/15/27 and $163,181,000 US Treasury Note, 2.375% due 05/15/29; (value—$408,000,061); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.180% due 12/05/19, collateralized by $1,522,097,290 various asset-backed convertible bonds, zero coupon to 3.595% due 09/20/23 to 03/25/67; (value—$80,250,000); proceeds: $75,136,250[4,5]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 12/05/19, collateralized by $19,165,836 various asset-backed convertible bonds, zero coupon to 9.875% due 02/15/21 to 04/01/28 and $2,141,535 shares of various equity securities; (value—$133,378,688); proceeds: $125,246,875[5,6]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$4,650,000,000)		4,650,000,000
Total investments (cost—$19,112,366,351 which approximates cost for federal income tax purposes)—100.1%		19,115,439,382

Liabilities in excess of other assets—(0.1)%		(16,582,308)
Net assets—100.0%		$19,098,857,074

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$676,000,000	$—	$676,000,000
Certificates of deposit	—	3,663,032,780	—	3,663,032,780
Commercial paper	—	10,126,406,602	—	10,126,406,602
Repurchase agreements	—	4,650,000,000	—	4,650,000,000
Total	$—	$19,115,439,382	$—	$19,115,439,382

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,458,974,747, represented 12.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

[5]	Illiquid investment at period end. Illiquid assets, in the amount of $200,000,000, represented 1.0% of the Fund’s net assets at period end.
[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—52.8%
Federal Farm Credit Bank 1.650%, due 01/16/20[1]	$51,500,000	$51,320,608
1 mo. USD LIBOR – 0.010%, 1.813%, due 11/25/19[2]	74,000,000	74,000,000
1 mo. USD LIBOR + 0.020%, 1.960%, due 11/09/19[2]	141,500,000	141,436,826
2.070%, due 12/12/19[1]	97,000,000	96,771,323
2.400%, due 11/25/19[1]	97,100,000	96,944,640
Federal Home Loan Bank 1.531%, due 05/01/20[1]	100,000,000	99,225,994
1.565%, due 01/31/20[1]	50,000,000	49,802,201
1.593%, due 01/31/20[1]	15,000,000	14,940,660
1.625%, due 01/27/20[1]	92,000,000	91,638,708
1.627%, due 01/29/20[1]	88,000,000	87,646,037
1.648%, due 01/24/20[1]	80,000,000	79,692,373
1.650%, due 01/07/20[1]	115,000,000	114,646,854
1.650%, due 01/28/20[1]	74,000,000	73,701,533
1.670%, due 12/10/19[1]	92,000,000	91,833,557
1.670%, due 04/03/20[1]	390,000,000	387,213,883
1.695%, due 01/13/20[1]	20,000,000	19,931,258
1.700%, due 12/05/19[1]	59,000,000	58,905,272
1.700%, due 01/15/20[1]	149,027,000	148,499,196
1.720%, due 12/03/19[1]	99,000,000	98,848,640
1.720%, due 12/11/19[1]	70,000,000	69,866,222
1.720%, due 12/12/19[1]	148,000,000	147,710,085
1 mo. USD LIBOR – 0.035%, 1.765%, due 11/30/19[2]	70,000,000	70,000,000
1 mo. USD LIBOR – 0.020%, 1.803%, due 11/25/19[2]	75,000,000	75,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	169,000,000	169,000,000
1 mo. USD LIBOR – 0.015%, 1.831%, due 11/20/19[2]	141,000,000	141,000,000
SOFR + 0.020%, 1.840%, due 11/01/19[2]	143,000,000	143,000,000
1.840%, due 01/30/20[1]	123,700,000	123,130,980
SOFR + 0.025%, 1.845%, due 11/01/19[2]	71,000,000	71,000,000
SOFR + 0.030%, 1.850%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR + 0.050%, 1.854%, due 11/26/19[2]	97,000,000	97,000,000
SOFR + 0.045%, 1.865%, due 11/01/19[2]	105,700,000	105,700,000
1 mo. USD LIBOR – 0.055%, 1.866%, due 11/14/19[2]	68,000,000	68,000,000
SOFR + 0.065%, 1.885%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR – 0.030%, 1.891%, due 11/12/19[2]	148,000,000	148,000,000
SOFR + 0.010%, 1.920%, due 11/01/19[2]	92,000,000	92,000,000
1.920%, due 12/03/19[1]	77,000,000	76,868,587
1.935%, due 12/13/19[1]	98,000,000	97,778,765
SOFR + 0.012%, 1.940%, due 11/01/19[2]	44,500,000	44,500,000
1.940%, due 11/20/19[1]	331,000,000	330,661,093

	Face Amount	Value
US government and agency obligations—(continued)
1.940%, due 12/16/19[1]	$171,000,000	$170,585,325
1.950%, due 06/17/20	30,000,000	30,000,000
1 mo. USD LIBOR – 0.020%, 1.958%, due 11/08/19[2]	170,000,000	170,000,000
1 mo. USD LIBOR – 0.030%, 1.960%, due 11/07/19[2]	121,000,000	121,000,000
1.960%, due 02/07/20[1]	74,575,000	74,177,101
2.000%, due 11/06/19[1]	60,850,000	60,833,097
2.005%, due 01/15/20[1]	43,000,000	42,820,385
2.025%, due 01/06/20[1]	146,000,000	145,457,975
1 mo. USD LIBOR + 0.060%, 2.050%, due 11/07/19[2]	148,000,000	148,000,000
2.050%, due 08/21/20	128,000,000	128,000,000
2.050%, due 09/10/20	88,000,000	88,000,000
1 mo. USD LIBOR + 0.065%, 2.076%, due 11/02/19[2]	97,500,000	97,500,000
2.080%, due 11/13/19[1]	74,000,000	73,948,693
2.085%, due 11/04/19[1]	110,500,000	110,480,801
2.100%, due 09/11/20	28,000,000	28,000,000
2.110%, due 08/06/20	97,000,000	97,000,000
2.125%, due 08/06/20	71,000,000	71,000,000
Federal Home Loan Mortgage Corp. 1.690%, due 02/20/20[1]	146,000,000	145,239,218
SOFR + 0.000%, 1.820%, due 11/01/19[2]	150,000,000	150,000,000
SOFR + 0.005%, 1.825%, due 11/01/19[2]	146,000,000	146,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	200,000,000	200,000,000
Federal National Mortgage Association 1.560%, due 01/29/20	100,000,000	99,614,333
US Treasury Bills 1.696%, due 03/05/20[1]	83,000,000	82,521,309
1.702%, due 04/09/20[1]	122,000,000	121,098,667
1.725%, due 04/02/20[1]	83,000,000	82,404,911
1.889%, due 03/12/20[1]	130,000,000	129,120,264
1.990%, due 02/06/20[1]	149,000,000	148,219,938
2.075%, due 12/26/19[1]	225,000,000	224,303,563
US Treasury Notes 1.125%, due 12/31/19	101,000,000	100,859,660
1.125%, due 03/31/20	88,000,000	87,725,736
1.125%, due 04/30/20	88,000,000	87,677,024
1.250%, due 02/29/20	75,000,000	74,788,077
1.375%, due 12/15/19	85,000,000	84,941,110
1.375%, due 04/30/20	61,000,000	60,905,786
1.625%, due 07/31/20	46,000,000	46,016,172
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	274,000,000	274,003,315
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	46,000,000	45,998,638
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	75,000,000	74,946,725
3 mo. Treasury money market yield + 0.022%, 1.857%, due 11/01/19[2]	143,000,000	142,891,701

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1.875%, due 12/31/19	$42,000,000	$41,992,532
2.250%, due 03/31/20	50,000,000	50,113,562
2.375%, due 04/30/20	63,000,000	63,154,411
Total US government and agency obligations (cost—$8,684,555,324)		8,684,555,324

Repurchase agreements—48.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.620% due 11/07/19, collateralized by $548,220,741 Federal Home Loan Mortgage Corp. obligations, 2.029% to 4.079% due 04/15/38 to 08/15/47, $266,685,981 Federal National Mortgage Association obligations, 3.777% to 4.327% due 07/25/45 to 10/25/58 and $729,897,750 Government National Mortgage Association obligations, 1.685% to 4.254% due 01/20/42 to 08/20/64; (value—$206,000,000); proceeds: $200,063,000	200,000,000	200,000,000
Repurchase agreement dated 10/28/19 with Barclays Bank PLC, 1.660% due 11/04/19, collateralized by $148,577,992 Government National Mortgage Association obligations, 3.500% due 10/20/43 to 07/20/47; (value—$102,000,000); proceeds: $100,032,278	100,000,000	100,000,000
Repurchase agreement dated 10/30/19 with Barclays Bank PLC, 1.660% due 11/06/19, collateralized by $1,499,870,618 Federal Home Loan Mortgage Corp. obligations, 2.021% to 6.058% due 01/15/22 to 10/25/49, $2,126,256,142 Federal National Mortgage Association obligations, 1.851% to 6.500% due 10/25/25 to 12/25/57 and $4,338,909,403 Government National Mortgage Association obligations, zero coupon to 5.500% due 02/20/27 to 07/20/69; (value—$309,000,000); proceeds: $300,096,833	300,000,000	300,000,000
Repurchase agreement dated 10/29/19 with Barclays Bank PLC, 1.670% due 11/05/19, collateralized by $268,513,659 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/43 to 05/20/49; (value—$102,000,000); proceeds: $100,032,472	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $724,572,700 US Treasury Inflation Index Bonds, 0.875% to 2.500 due 01/15/27 to 02/15/48, $1,559,327,000 US Treasury Inflation Index Notes, 0.125% to 1.250 due 07/15/20 to 01/15/29, $3,967,000 US Treasury Bond Principal STRIPs, zero coupon due 08/15/29 to 08/15/39 and $42,890,500 US Treasury Bond STRIPs, zero coupon due 08/15/33 to 02/15/49; (value—2,652,000,086); proceeds: $2,600,124,222	$2,600,000,000	$2,600,000,000
Repurchase agreement dated 10/25/19 with Barclays Bank PLC, 1.820% due 11/01/19, collateralized by $103,596,775 Government National Mortgage Association obligations, 3.500% to 4.000% due 07/20/47 to 06/20/49; (value—$102,000,000); proceeds: $100,035,389	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.730% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.980% due 04/05/38, $2,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 03/15/28, $100 US Treasury Bond, 8.125% due 08/15/21, $22,793,100 US Treasury Inflation Index Notes, 1.750% to 3.630% due 01/15/28 to 04/15/28, $66,131,300 US Treasury Notes, 1.750% to 2.000% due 07/31/22 to 07/31/24, and $113 US Treasury Bond STRIP, zero coupon due 08/15/48; (value—$102,000,000); proceeds: $100,004,806	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,079,630,000 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/20 to 01/15/25 and $1,591,315,000 US Treasury Notes, 2.000% to 3.000% due 02/15/25 to 09/30/25; (value—$2,876,408,674); proceeds: $2,820,134,733	2,820,000,000	2,820,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.750% due 11/01/19, collateralized by $259,489,302 Federal Home Loan Mortgage Corp. obligations, 2.000% to 7.500% due 01/01/25 to 10/01/49 and $855,102,543 Federal National Mortgage Association obligations, 2.500% to 6.000% due 07/01/30 to 09/01/49; (value—$816,000,000); proceeds: $800,038,889	800,000,000	800,000,000

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.750% due 11/01/19, collateralized by $16,143,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29 and $137,377,000 Federal National Mortgage Association obligation, zero coupon due 01/02/20; (value—$153,000,942); proceeds: $150,007,292	$150,000,000	$150,000,000
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 1.720% due 12/05/19, collateralized by $190,274,209 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 07/15/28 to 01/15/55, $277,332,555 Federal National Mortgage Association obligations, 2.500% to 5.000% due 07/25/28 to 03/25/59 and $173,139,447 Government National Mortgage Association obligations, 2.000% to 4.500% due 10/20/38 to 02/20/49; (value—$510,000,000); proceeds: $506,593,333[3,4]	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Toronto- Dominion Bank, 1.740% due 11/01/19, collateralized by $244,321,956 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.500% due 08/01/20 to 09/01/49 and $459,030,115 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 06/01/49; (value—$204,000,000); proceeds: $200,009,667	$200,000,000	$200,000,000
Total repurchase agreements (cost—$7,970,000,000)		7,970,000,000
Total investments (cost—$16,654,555,324 which approximates cost for federal income tax purposes)—101.2%		16,654,555,324

Liabilities in excess of other assets—(1.2)%		(196,765,299)
Net assets—100.0%		$16,457,790,025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$8,684,555,324	$—	$8,684,555,324
Repurchase agreements	—	7,970,000,000	—	7,970,000,000
Total	$—	$16,654,555,324	$—	$16,654,555,324

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.0% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government obligations—55.6%
US Treasury Bills 1.617%, due 04/23/20[1]	$314,000,000	$311,599,482
1.689%, due 04/09/20[1]	501,000,000	497,326,756
1.696%, due 03/05/20[1]	94,000,000	93,457,868
1.725%, due 04/02/20[1]	94,000,000	93,326,044
1.873%, due 02/27/20[1]	183,000,000	181,902,305
1.889%, due 03/12/20[1]	140,000,000	139,052,592
1.921%, due 01/09/20[1]	358,000,000	356,777,166
1.990%, due 02/06/20[1]	155,000,000	154,188,532
2.075%, due 12/26/19[1]	260,000,000	259,195,228
2.181%, due 12/12/19[1]	232,000,000	231,437,735
2.188%, due 11/29/19[1]	327,000,000	326,488,163
2.294%, due 11/14/19[1]	300,000,000	299,757,333
2.295%, due 12/05/19[1]	521,000,000	519,898,975
2.398%, due 11/21/19[1]	400,000,000	399,480,611
2.746%, due 11/07/19[1]	250,000,000	249,890,104
US Treasury Notes 1.000%, due 11/30/19	300,000,000	299,719,089
1.125%, due 12/31/19	105,000,000	104,854,102
1.125%, due 03/31/20	87,000,000	86,728,852
1.125%, due 04/30/20	94,500,000	94,153,168
1.250%, due 01/31/20	157,000,000	156,665,148
1.250%, due 02/29/20	110,000,000	109,689,179
1.375%, due 12/15/19	390,000,000	389,646,921
1.375%, due 01/15/20	100,000,000	99,849,642
1.375%, due 01/31/20	200,000,000	199,706,194
1.375%, due 02/15/20	150,000,000	149,708,407
1.375%, due 04/30/20	222,000,000	221,672,569
1.500%, due 11/30/19	414,000,000	413,637,701
1.500%, due 05/31/20	150,000,000	149,900,391
1.625%, due 12/31/19	150,000,000	149,886,998
1.625%, due 06/30/20	371,000,000	370,954,731
1.625%, due 07/31/20	104,000,000	104,036,563
1.637%, due 11/01/19[2]	650,000,000	649,966,354
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	600,000,000	599,973,475
3 mo. Treasury money market yield + 0.043%, 1.680%, due 11/01/19[2]	600,000,000	599,830,722
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	254,000,000	253,751,966
1.750%, due 11/30/19	200,000,000	199,895,066
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	735,000,000	734,473,161
3 mo. Treasury money market yield + 0.139%, 1.776%, due 11/01/19[2]	350,000,000	349,717,795
3 mo.Treasury money market yield + 0.220%, 1.857%, due 11/01/19[2]	155,000,000	154,881,729
1.875%, due 12/31/19	162,000,000	161,888,566
1.875%, due 06/30/20	100,000,000	100,131,395

	Face Amount	Value
US government obligations—(concluded)
3 mo. Treasury money market yield + 0.300%, 1.937%, due 11/01/19[2]	$150,000,000	$150,065,477
2.125%, due 08/31/20	150,000,000	150,632,812
2.250%, due 03/31/20	270,000,000	270,624,444
2.375%, due 04/30/20	70,500,000	70,672,793
2.500%, due 05/31/20	226,000,000	227,102,393
2.500%, due 06/30/20	150,000,000	150,857,784
2.625%, due 07/31/20	250,000,000	251,801,523
2.625%, due 08/15/20	150,000,000	151,171,875
3.375%, due 11/15/19	195,000,000	195,068,298
Total US government obligations (cost—$12,637,096,177)		12,637,096,177

Repurchase agreements—46.7%
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.610% due 11/07/19, collateralized by $393,533,700 US Treasury Notes, 2.125% to 2.625% due 09/30/24 to 03/31/25; (value—$408,000,085); proceeds: $400,125,222	400,000,000	400,000,000
Repurchase agreement dated 10/28/19 with Barclays Capital, Inc., 1.650% due 11/04/19, collateralized by $291,997,700 US Treasury Note, 2.625% due 12/31/23; (value—$306,000,093); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.720% due 11/01/19, collateralized by $229,511,100 US Treasury Inflation Index Bond, 2.125% due 02/15/40, $320,798,300 US Treasury Inflation Index Note, 0.500% due 04/15/24 and $814,385,800 US Treasury Notes, 1.625% to 2.875% due 02/28/22 to 01/31/26; (value—$1,530,000,032); proceeds: $1,500,071,667	1,500,000,000	1,500,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.720% due 11/01/19, collateralized by $300 US Treasury Bill, zero coupon due 11/07/19, $87,563,700 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $309,112,500 US Treasury Inflation Index Notes, 0.125% to 0.500% due 10/15/24 to 01/15/28, $181,661,000 US Treasury Notes,1.250% to 2.625% due 4/30/20 to 10/31/24, $2,000 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/43 to 02/15/44 and $2,010 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 05/15/44; (value—$612,000,000); proceeds: $600,028,667	600,000,000	600,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $488,165,000 US Treasury Bill, Zero coupon due 04/30/20, $445,625,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/26 and $3,509,385,000 US Treasury Notes, 1.375% to 3.625% due 02/15/21 to 09/30/26; (value—$4,564,510,156); proceeds: $2,475,118,250	$4,475,000,000	$4,475,000,000
Repurchase agreement dated 10/29/19 with Goldman Sachs & Co., 1.670% due 11/05/19, collateralized by $1,908,400 US Treasury Note, 2.250% to 2.500% due 12/31/24 to 01/31/25, $319,741,850 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/29 to 11/15/33 and $76,364,600 US Treasury Bond STRIPs, zero coupon due 11/15/24 to 02/15/48; (value—$306,000,006); proceeds: $300,097,417	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $230,689,500 US Treasury Bond, 3.000% due 11/15/44 and $127,018,600 US Treasury Note, 2.875% due 11/30/25; (value—$408,000,032); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 11/01/19, collateralized by $130,486,200 US Treasury Bond, 4.375% due 05/15/40 and $274,137,900 US Treasury Notes, 1.750% to 2.125% due 05/15/22 to 01/31/23; (value—$459,000,046); proceeds: $450,021,625	450,000,000	450,000,000
Repurchase agreement dated 10/31/19 with MUFG Securities (Canada) Ltd., 1.620% due 11/07/19, collateralized by $11,500 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $89,398,700 US Treasury Bonds, 3.750% to 4.375% due 05/15/41 to 08/15/41, $289,868,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $668,428,800 US Treasury Notes, 1.125% to 3.125% due 08/31/20 to 11/15/28; (value—$1,122,000,024); proceeds: $1,100,346,500	1,100,000,000	1,100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with MUFG Securities Americas Inc., 1.700% due 11/01/19, collateralized by $509,200 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $7,687,700 US Treasury Bonds, 3.000% to 3.375% due 11/15/44 to 11/15/48, $147,999,100 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/45 to 02/15/48 and $699,293,600 US Treasury Notes, 1.250% to 3.375% due to 11/15/19 to 02/15/29; (value—$816,000,078); proceeds: $800,037,778	$800,000,000	$800,000,000
Repurchase agreement dated 10/31/19 with Mizuho Securities USA LLC, 1.710% due 11/01/19, collateralized by $999,600 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $292,203,200 US Treasury Notes, 2.250% to 2.875% due 11/15/21 to 08/15/27; (value—$306,000,055); proceeds: $300,014,250	300,000,000	300,000,000
Total repurchase agreements (cost—$10,625,000,000)		10,625,000,000
Total investments (cost—$23,262,096,177 which approximates cost for federal income tax purposes)—102.3%		23,262,096,177

Liabilities in excess of other assets—(2.3)%		(531,122,892)
Net assets—100.0%		$22,730,973,285

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$12,637,096,177	$—	$12,637,096,177
Repurchase agreements	—	10,625,000,000	—	10,625,000,000
Total	$—	$23,262,096,177	$—	$23,262,096,177

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN Amro Bank NV 1.630%, due 11/01/19	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	23,000,000	23,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	30,000,000	30,000,000
Natixis 1.540%, due 11/01/19	100,000,000	100,000,000
Total time deposits (cost—$253,000,000)		253,000,000

Certificates of deposit—15.5%
Banking-non-US—14.8%
Bank of Montreal
1 mo. SOFR + 0.170%, 1.990%, due 11/01/19[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	50,000,000	50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/07/19[1]	8,000,000	7,998,889
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	30,000,000	30,000,000
China Construction Bank Corp. 1.730%, due 11/06/19	25,000,000	25,000,000
1.880%, due 11/01/19	30,000,000	30,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	30,000,000	30,000,000
2.310%, due 11/12/19	40,000,000	40,000,000
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	55,000,000	55,000,577
KBC Bank NV 1.710%, due 11/06/19	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	33,000,000	33,000,000
Norinchukin Bank Ltd. 1.650%, due 11/07/19	35,000,000	35,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	16,000,000	16,000,000
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/21/19[1]	20,000,000	20,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
2.080%, due 11/21/19	$25,000,000	$24,999,979
2.090%, due 12/04/19	15,000,000	15,000,000
2.200%, due 11/05/19	40,000,000	40,000,046
2.253%, due 11/01/19[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	32,000,000	32,000,000
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	30,000,000	30,000,000
2.320%, due 12/09/19	13,000,000	13,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	50,000,000	50,000,000
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 04/22/20	40,000,000	40,000,000
2.100%, due 01/02/20	25,000,000	25,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	35,000,000	35,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.340%, 2.186%, due 11/21/19 [1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19 [1]	30,000,000	30,000,000
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19 [1]	15,000,000	15,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	28,000,000	28,000,000

		1,087,999,491

Banking-US—0.7%
Citibank N.A. 2.300%, due 12/03/19	50,000,000	50,000,000
Total certificates of deposit (cost—$1,137,999,491)		1,137,999,491

Commercial paper[2]—51.9%
Asset backed-miscellaneous—23.1%
Albion Capital Corp. 1.980%, due 01/21/20	33,025,000	32,877,874
2.150%, due 11/21/19	17,860,000	17,838,667
Antalis S.A. 2.030%, due 01/09/20	74,000,000	73,712,078
2.040%, due 11/07/19	35,000,000	34,988,100

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.110%, due 01/06/20	$15,000,000	$14,941,975
2.140%, due 01/03/20	20,000,000	19,925,100
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	13,000,000	12,910,444
2.050%, due 01/10/20	54,500,000	54,282,757
Barton Capital Corp. 2.095%, due 11/25/19	29,000,000	28,959,497
2.100%, due 01/06/20	39,000,000	38,849,850
2.110%, due 12/03/19	25,000,000	24,953,111
Chariot Funding LLC 2.000%, due 01/09/20	20,000,000	19,923,333
2.030%, due 01/06/20	36,000,000	35,866,020
2.050%, due 01/14/20	16,000,000	15,932,578
2.050%, due 03/20/20	15,000,000	14,880,417
2.065%, due 01/03/20	15,000,000	14,945,794
2.070%, due 01/13/20	25,000,000	24,895,062
2.090%, due 12/03/19	40,000,000	39,925,689
Charta LLC 1.960%, due 12/05/19	26,000,000	25,951,871
2.100%, due 11/08/19	30,000,000	29,987,750
2.120%, due 11/07/19	36,000,000	35,987,280
Fairway Finance Co. LLC
1 mo. USD LIBOR + 0.080%, 2.020%, due 11/11/19[1,3]	25,000,000	24,999,853
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	11,000,000	11,000,000
Fairway Finance Corp. 2.200%, due 11/12/19	10,000,000	9,993,278
2.200%, due 11/20/19	1,800,000	1,797,910
2.260%, due 11/04/19	15,000,000	14,997,175
Liberty Funding LLC 2.000%, due 02/04/20	26,000,000	25,862,778
2.030%, due 12/03/19	20,000,000	19,892,861
Liberty Street Funding LLC 2.000%, due 02/10/20	50,000,000	49,719,444
2.010%, due 02/07/20	10,000,000	9,945,283
2.090%, due 12/03/19	20,000,000	19,962,844
2.130%, due 11/07/19	20,000,000	19,992,900
2.140%, due 12/05/19	7,270,000	7,255,307
LMA Americas LLC 1.970%, due 04/09/20	18,000,000	17,842,400
1.980%, due 03/06/20	15,000,000	14,896,050
1.980%, due 04/17/20	17,000,000	16,842,920
2.010%, due 03/12/20	20,000,000	19,852,600
2.040%, due 02/05/20	10,000,000	9,945,600
2.050%, due 02/07/20	18,000,000	17,899,550
2.050%, due 02/10/20	9,000,000	8,948,237
2.100%, due 12/09/19	35,000,000	34,922,417
2.360%, due 11/07/19	11,000,000	10,995,673
2.550%, due 11/14/19	10,000,000	9,990,792
2.550%, due 11/19/19	14,000,000	13,982,150
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	30,000,000	29,933,500
2.100%, due 12/10/19	22,000,000	21,949,950

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.100%, due 12/13/19	$11,000,000	$10,973,050
2.110%, due 11/14/19	90,000,000	89,931,425
Nieuw Amsterdam Receivables Corp.
2.035%, due 02/04/20	24,000,000	23,871,117
2.200%, due 01/09/20	20,000,000	19,915,667
Old Line Funding LLC 1.910%, due 04/24/20	20,000,000	19,814,306
1.960%, due 04/20/20	20,000,000	19,813,800
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/20/19[1,3]	20,000,000	20,000,000
2.000%, due 02/20/20	15,000,000	14,907,500
2.020%, due 04/06/20[3]	25,000,000	24,779,764
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	8,000,000	8,000,000
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	33,000,000	33,000,000
2.090%, due 12/03/19	15,000,000	14,972,133
Starbird Funding Corp. 1.650%, due 11/01/19	35,000,000	35,000,000
1.870%, due 02/03/20	12,000,000	11,941,407
2.110%, due 12/10/19	38,000,000	37,913,138
2.250%, due 11/04/19	23,000,000	22,995,687
2.250%, due 12/10/19	22,000,000	22,000,000
Thunder Bay Funding LLC 2.000%, due 04/08/20	35,000,000	34,690,833
2.010%, due 03/05/20	8,000,000	7,944,167
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	17,000,000	17,000,000
2.090%, due 12/04/19	30,000,000	29,942,525
2.090%, due 01/22/20	27,000,000	26,871,465
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	23,000,000	23,000,000
Victory Receivables Corp. 2.100%, due 01/02/20	20,000,000	19,927,667

		1,695,162,370

Banking-non-US—19.3%
Agricultural Bank of China Ltd. 2.220%, due 12/04/19	50,000,000	49,898,250
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	28,000,000	28,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	22,000,000	22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.200%, 2.046%, due 11/20/19[1,3]	15,000,000	14,994,537
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	20,000,000	20,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
Banque et Caisse d’Epargne de L’Etat 2.235%, due 11/29/19	$12,000,000	$11,979,140
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	30,000,000	30,000,000
China Construction Bank Corp. 1.860%, due 11/05/19	25,000,000	24,994,833
1.880%, due 11/01/19	30,000,000	30,000,000
2.210%, due 11/08/19	15,000,000	14,993,554
DBS Bank Ltd. 1.890%, due 05/01/20	50,000,000	49,522,250
2.020%, due 01/21/20	14,000,000	13,936,370
2.030%, due 01/06/20	11,500,000	11,457,201
2.035%, due 01/14/20	26,000,000	25,891,241
2.140%, due 02/03/20	21,000,000	20,882,657
2.170%, due 12/11/19	19,000,000	18,907,233
2.280%, due 12/11/19	19,000,000	18,951,867
Dexia Credit Local 1.890%, due 04/20/20	35,000,000	34,685,787
1.980%, due 04/03/20	19,000,000	18,839,070
DNB Bank ASA
1.990%, due 01/16/20	15,000,000	14,936,983
Erste Abwicklungsanstalt
2.020%, due 03/18/20	17,000,000	16,868,363
Federation des Caisses Desjardins du Quebec 1.820%, due 11/01/19	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	17,000,000	16,997,152
Groupe BPCE
1.950%, due 04/03/20	8,000,000	7,933,267
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	45,000,000	44,987,550
2.250%, due 11/12/19	55,000,000	54,962,187
2.270%, due 12/09/19	25,000,000	24,940,097
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	11,000,000	10,997,965
2.280%, due 11/15/19	25,500,000	25,477,390
National Australia Bank Ltd. 1.900%, due 04/01/20	14,350,000	14,234,881
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	28,000,000	28,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	28,000,000	27,832,988
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	20,000,000	19,924,811
2.020%, due 01/08/20	4,000,000	3,984,738
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	30,000,000	30,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	$25,000,000	$25,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 02/28/20	35,000,000	34,775,553
2.120%, due 12/04/19	13,200,000	13,174,348
2.120%, due 12/17/19	49,000,000	48,867,264
Toronto-Dominion Bank Ltd. 1.770%, due 11/05/19	105,000,000	104,979,350
2.230%, due 01/08/20	50,000,000	49,789,389
United Overseas Bank Ltd. 2.000%, due 01/08/20	25,000,000	24,905,556
2.070%, due 01/15/20	32,000,000	31,862,000
2.090%, due 11/05/19	25,000,000	24,994,194
2.090%, due 11/08/19	28,000,000	27,988,621
2.090%, due 12/05/19	50,000,000	49,901,306
2.120%, due 11/12/19	20,000,000	19,987,044
Westpac Securities New Zealand Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	16,000,000	16,000,000

		1,412,236,987

Banking-US—5.1%
Bedford Row Funding Corp. 2.059%, due 10/23/20	35,000,000	35,000,000
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 1.890%, due 07/01/20	35,000,000	34,553,487
1.950%, due 03/09/20	19,000,000	18,867,238
1.960%, due 04/15/20	10,000,000	9,909,622
2.000%, due 05/26/20	22,000,000	21,747,000
Collateralized Commercial Paper Co. LLC 2.030%, due 03/12/20	9,000,000	8,933,010
2.100%, due 02/03/20	24,000,000	23,868,400
1 mo. USD LIBOR + 0.260%, 2.106%, due 11/21/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	10,000,000	10,000,093
2.250%, due 01/10/20	15,000,000	14,934,375
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	20,000,000	20,000,000
2.290%, due 12/11/19	28,000,000	27,928,756
ING US Funding LLC 1.890%, due 04/17/20	9,000,000	8,920,620
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	30,000,000	30,000,000

		376,162,601

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.2%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	$35,000,000	$34,992,533
1.950%, due 11/04/19	50,000,000	49,991,875

		84,984,408

Finance-other—3.2%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	25,000,000	24,991,625
2.020%, due 11/07/19	35,000,000	34,988,217
2.200%, due 11/05/19	75,000,000	74,981,667
2.200%, due 11/06/19	75,000,000	74,977,083
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	13,000,000	13,000,000

		238,938,592
Total Commercial paper (cost—$3,807,484,958)		3,807,484,958

Repurchase agreements—29.7%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $241,334,100 US Treasury Notes, 2.625% to 2.750% due 08/31/23 to 12/31/25; (value—$255,000,051); proceeds: $250,011,944	250,000,000	250,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $16,377,883 various asset-backed convertible bonds, 2.128% to 9.000% due 06/01/21 to 10/25/33; (value—$16,207,796); proceeds: $15,000,825	15,000,000	15,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $760,695,000 US Treasury Bills, zero coupon to 0.125% due 04/15/20 to 04/30/20 and $954,720,000 US Treasury Notes, 2.250% to 3.000 due 09/30/25 to 11/30/25; (value—$1,836,001,505); proceeds: $1,800,086,000	1,800,000,000	1,800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Goldman Sachs & Co., 1.680% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.900% due 04/26/33 and $65,001,000 Federal Home Loan Bank obligations, 6.250% due 07/15/32; (value—$95,982,088); proceeds: $94,104,391	$94,100,000	$94,100,000
Repurchase agreement dated 10/01/2019 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 11/05/2019, collateralized by 90,408 shares of various equity securities; (value—$16,050,132); proceeds: $15,029,625[4]	15,000,000	15,000,000
Total repurchase agreements (cost—$2,174,100,000)		2,174,100,000
Total investments (cost—$7,372,584,449 which approximates cost for federal income tax purposes)—100.6%		7,372,584,449

Liabilities in excess of other assets—(0.6)%		(40,789,468)
Net assets—100.0%		$7,331,794,981

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$253,000,000	$—	$253,000,000
Certificates of deposit	—	1,137,999,491	—	1,137,999,491
Commercial paper	—	3,807,484,958	—	3,807,484,958
Repurchase agreements	—	2,174,100,000	—	2,174,100,000
Total	$—	$7,372,584,449	$—	$7,372,584,449

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $672,271,399, represented 9.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 1.260%, VRD	$2,245,000	$2,245,000

Alaska—0.4%
Alaska International Airports Revenue Refunding (System), Series A, 1.120%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.260%, VRD	2,000,000	2,000,000

		9,345,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.180%, VRD	9,750,000	9,750,000

Colorado—1.7%
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 1.350%, VRD	10,235,000	10,235,000
Series A2, 1.350%, VRD	15,605,000	15,605,000
Series A3, 1.350%, VRD	13,710,000	13,710,000

		39,550,000

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.110%, VRD	11,000,000	11,000,000

Florida—2.0%
Miami-Dade County School Board Tax Anticipation Notes 2.000%, due 02/27/20	4,000,000	4,010,884
3.000%, due 02/27/20	6,000,000	6,034,942
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.090%, VRD	34,535,000	34,535,000

		44,580,826

Georgia—0.9%
Cobb County School District, GO Bonds 3.000%, due 12/18/19	10,000,000	10,016,888
County of Fulton Tax Anticipation Notes 2.500%, due 12/31/19	10,000,000	10,016,682

		20,033,570

	Face Amount	Value
Municipal bonds—(continued)
Idaho—0.5%
Idaho Tax Anticipation Notes, GO Bonds
3.000%, due 06/30/20	$10,000,000	$10,111,254

Illinois—9.1%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.100%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.220%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.130%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.110%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.180%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.140%, VRD	24,985,000	24,985,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.140%, VRD	6,980,000	6,980,000
1.140%, VRD	6,900,000	6,900,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.250%, VRD	43,910,000	43,910,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.080%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.140%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.080%, VRD	34,687,000	34,687,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.110%, VRD	5,000,000	5,000,000
Series A-2D, 1.110%, VRD	5,000,000	5,000,000

		207,432,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Indiana—5.0%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.250%, VRD	$37,370,000	$37,370,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.130%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.170%, VRD	7,500,000	7,500,000

		114,000,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue 3.000%, due 06/25/20	5,030,000	5,081,386

Maryland—2.0%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.120%, VRD	32,120,000	32,120,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.120%, VRD	12,470,000	12,470,000

		44,590,000

Massachusetts—0.5%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,108,223
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.070%, VRD	5,255,000	5,255,000

		12,363,223

Michigan—1.1%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.380%, VRD	23,800,000	23,800,000

Minnesota—0.1%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.100%, VRD	2,035,000	2,035,000

Mississippi—5.0%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 1.260%, VRD	300,000	300,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.260%, VRD	$600,000	$600,000
Series A, 1.260%, VRD	25,105,000	25,105,000
Series B, 1.260%, VRD	1,300,000	1,300,000
Series C, 1.260%, VRD	9,305,000	9,305,000
Series C, 1.260%, VRD	13,240,000	13,240,000
Series D, 1.110%, VRD	1,525,000	1,525,000
Series D, 1.260%, VRD	7,075,000	7,075,000
Series E, 1.260%, VRD	3,600,000	3,600,000
Series F, 1.260%, VRD	7,500,000	7,500,000
Series G, 1.260%, VRD	29,065,000	29,065,000
Series I, 1.260%, VRD	12,875,000	12,875,000
Series L, 1.260%, VRD	925,000	925,000

		112,415,000

Missouri—2.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 1.080%, VRD	10,000,000	10,000,000
Series C-5, 1.130%, VRD	4,925,000	4,925,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1,
1.330%, VRD	21,550,000	21,550,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C, 1.210%, VRD	10,500,000	10,500,000
Series D, 1.210%, VRD	2,200,000	2,200,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A,
1.100%, VRD	13,175,000	13,175,000

		62,350,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New Hampshire—0.4%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
1.120%, VRD	$9,945,000	$9,945,000

New York—26.1%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
1.040%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund
1.280%, VRD	10,000,000	10,000,000
Subseries A-1, 1.200%, VRD	45,080,000	45,080,000
Subseries B-1, 1.100%, VRD	12,000,000	12,000,000
Subseries E-1, 1.220%, VRD	29,960,000	29,960,000
Subseries E-4, 1.140%, VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.120%, VRD	18,000,000	18,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 1.110%, VRD	3,450,000	3,450,000
Series BB-5, 1.230%, VRD	15,805,000	15,805,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.340%, VRD	83,560,000	83,560,000
Series DD-2, 1.350%, VRD	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.140%, VRD	21,190,000	21,190,000
Subseries A-4, 1.260%, VRD	31,940,000	31,940,000
Subseries C-6, 1.110%, VRD	4,000,000	4,000,000
Subseries D-4, 1.250%, VRD	27,500,000	27,500,000
Subseries E-4, 1.350%, VRD	17,950,000	17,950,000
New York City, GO Bonds, Subseries B-3, 1.080%, VRD	8,300,000	8,300,000
Subseries D-4, 1.200%, VRD	55,465,000	55,465,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Subseries L-4, 1.220%, VRD	$32,325,000	$32,325,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.130%, VRD	58,445,000	58,445,000
Series A-2, 1.100%, VRD	10,125,000	10,125,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.120%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.100%, VRD	9,950,000	9,950,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.350%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.110%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.110%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.130%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.090%, VRD	2,750,000	2,750,000
Series B, 1.090%, VRD	750,000	750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series 2005B-4C, 1.220%, VRD	24,185,000	24,185,000
Series C, 1.300%, VRD	23,250,000	23,250,000

		592,700,000

North Carolina—1.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.200%, VRD	22,790,000	22,790,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
North Carolina—(concluded)
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.080%, VRD	$7,610,000	$7,610,000

		30,400,000

Ohio—1.6%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group) 1.110%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 1.300%, VRD	8,110,000	8,110,000
Ohio (Common Schools), GO Bonds, Series A, 1.030%, VRD	2,145,000	2,145,000
Series B, 1.030%, VRD	1,070,000	1,070,000
Series D, 1.040%, VRD	9,695,000	9,695,000
Ohio Hospital Facility Revenue (Cleveland Clinic Helath System), Series D-1, 1.120%, VRD	3,170,000	3,170,000

		36,190,000

Pennsylvania—3.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 1.230%, VRD	3,120,000	3,120,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.140%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.140%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.110%, VRD	7,975,000	7,975,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 1.100%, VRD	23,695,000	23,695,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.140%, VRD	19,920,000	19,920,000

		78,355,000

Rhode Island†—0.0%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.150%, VRD	1,000,000	1,000,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—0.8%
Charleston County School District Revenue, Series A, 3.000%, due 03/01/20	$8,000,000	$8,043,360
Richland County South Carolina, GO Bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,039,700

		18,083,060

Tennessee—1.9%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.330%, VRD	31,000,000	31,000,000
1.330%, VRD	12,000,000	12,000,000

		43,000,000

Texas—16.1%
Austin Water & Wastewater Systems Revenue Refunding 1.130%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.350%, VRD	49,955,000	49,955,000
Subseries C-2, 1.350%, VRD	39,495,000	39,495,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.150%, VRD	1,815,000	1,815,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 1.110%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 1.250%, VRD	32,810,000	32,810,000
1.250%, VRD	20,950,000	20,950,000
1.250%, VRD	33,600,000	33,600,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 1.260%, VRD	20,265,000	20,265,000
Texas State Veteran, GO Bonds 1.180%, VRD	8,400,000	8,400,000
1.260%, VRD	23,970,000	23,970,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	51,092,318
University of Texas Permanent University Fund Revenue (System), Series A, 1.100%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems), Series B, 1.030%, VRD	11,330,000	11,330,000
Series B, 1.030%, VRD	4,270,000	4,270,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
University of Texas University Revenue Refunding (Financing System), Series B, 1.100%, VRD	$46,260,000	$46,260,000

		366,587,318

Utah—1.3%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.350%, VRD	9,800,000	9,800,000
Series D, 1.250%, VRD	18,665,000	18,665,000

		28,465,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.120%, VRD	29,885,000	29,885,000
Series D, 1.090%, VRD	18,055,000	18,055,000

		47,940,000

Washington—0.5%
Port of Tacoma WA Revenue, Series B, 1.150%, VRD	8,000,000	8,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.120%, VRD	3,050,000	3,050,000

		11,050,000

Wisconsin—2.9%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 1.140%, VRD	7,000,000	7,000,000
Series C, 1.320%, VRD	38,500,000	38,500,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 1.300%, VRD	14,200,000	14,200,000
Series B, 1.130%, VRD	7,000,000	7,000,000

		66,700,000
Total Municipal bonds (cost—$2,061,097,637)		2,061,097,637

Tax-exempt commercial paper—9.5%
Colorado—0.3%
University of Colorado 1.220%, due 01/07/20	7,000,000	7,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
District of Columbia—0.7%
District Of Columbia 1.420%, due 11/06/19	$12,000,000	$12,000,000
Washington D.C. Metropolitan Airport Authority 1.380%, due 11/21/19	5,000,000	5,000,000

		17,000,000

Florida—0.9%
Miami-Dade County Water & Sewer Revenue 1.300%, due 11/06/19	14,200,000	14,200,000
1.380%, due 11/06/19	6,000,000	6,000,000

		20,200,000

Illinois—0.9%
Illinois Educational Facilities Authority Revenue 1.350%, due 11/04/19	20,000,000	20,000,000

Maryland— 0.8%
Montgomery County
1.330%, due 11/07/19	12,000,000	12,000,000
1.400%, due 12/05/19	6,000,000	6,000,000

		18,000,000

Massachusetts—0.7%
Harvard University 1.350%, due 01/08/20	7,000,000	7,000,000
1.290%, due 01/22/20	10,000,000	10,000,000

		17,000,000

New York —1.0%
New York State Power Authority 1.300%, due 11/13/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.350%, due 11/21/19	8,300,000	8,300,000
1.370%, due 12/11/19	10,000,000	10,000,000
1.370%, due 01/03/20	5,000,000	5,000,000

		23,300,000

Texas—3.2%
Lower Colorado River Authority Revenue
1.300%, due 11/05/19	17,119,000	17,119,000
Methodist Hospital
1.680%, due 11/05/19	5,000,000	5,000,000
1.470%, due 12/04/19	15,000,000	15,000,000
University of Texas
1.350%, due 11/04/19	6,000,000	6,000,000
1.260%, due 12/04/19	9,000,000	9,000,000
1.400%, due 12/04/19	10,000,000	10,000,000
1.380%, due 12/09/19	10,000,000	10,000,000

		72,119,000
Total tax-exempt commercial paper (cost—$216,619,000)		216,619,000
Total investments (cost—$2,277,716,637 which approximates cost for federal income tax purposes)—100.2%		2,277,716,637

Liabilities in excess of other assets—(0.2)%		(4,485,164)
Net assets—100.0%		$2,273,231,473

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,061,097,637	$—	$2,061,097,637
Tax-exempt commercial paper	—	216,619,000	—	216,619,000
Total	$—	$2,277,716,637	$—	$2,277,716,637

At October 31, 2019 there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2019 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$14,462,366,351	$8,684,555,324	$12,637,096,177	$5,198,484,449	$2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
	19,112,366,351	16,654,555,324	23,262,096,177	7,372,584,449	2,277,716,637

Investments, at value
Investments	14,465,439,382	8,684,555,324	12,637,096,177	5,198,484,449	2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
Cash	695,903	5,135,747	1,967,888	990,577	7,224,804
Receivable for interest	12,453,732	9,609,500	27,021,205	3,772,291	3,603,194
Total assets	19,128,589,017	16,669,300,571	23,291,085,270	7,377,347,317	2,288,544,635

Liabilities:
Payable for investments purchased	28,190,506	210,173,934	558,492,959	44,996,633	15,153,190
Payable to affiliate	1,541,437	1,336,612	1,619,026	555,703	159,972
Total liabilities	29,731,943	211,510,546	560,111,985	45,552,336	15,313,162
Net assets, at value	$19,098,857,074	$16,457,790,025	$22,730,973,285	$7,331,794,981	$2,273,231,473

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$214,577,613	$179,817,007	$199,987,905	$68,039,861	$16,884,786
Expenses:
Investment advisory and administration fees	8,959,003	7,926,161	8,923,918	2,871,129	1,145,405
Trustees’ fees and expenses	43,856	39,315	45,371	18,998	11,875
Total expenses	9,002,859	7,965,476	8,969,289	2,890,127	1,157,280
Net investment income	205,574,754	171,851,531	191,018,616	65,149,734	15,727,506
Net realized gain	—	388,125	19,268	—	—
Net change in unrealized appreciation	2,302,083	—	—	—	—
Net increase in net assets resulting from operations	$207,876,837	$172,239,656	$191,037,884	$65,149,734	$15,727,506

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$205,574,754	$285,653,069
Net realized gain	—	41,014
Net change in unrealized appreciation	2,302,083	510,868
Net increase in net assets resulting from operations	207,876,837	286,204,951
Net increase in net assets from beneficial interest transactions	3,111,820,607	7,717,303,802
Net increase in net assets	3,319,697,444	8,003,508,753
Net assets:
Beginning of period	15,779,159,630	7,775,650,877
End of period	$19,098,857,074	$15,779,159,630

	Government Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$171,851,531	$311,128,479
Net realized gain	388,125	253,159
Net increase in net assets resulting from operations	172,239,656	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	2,007,063,097	(1,709,825,456)
Net increase (decrease) in net assets	2,179,302,753	(1,398,443,818)
Net assets:
Beginning of period	14,278,487,272	15,676,931,090
End of period	$16,457,790,025	$14,278,487,272

	Treasury Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$191,018,616	$362,463,120
Net realized gain	19,268	685
Net increase in net assets resulting from operations	191,037,884	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	5,317,245,432	(1,169,718,825)
Net increase (decrease) in net assets	5,508,283,316	(807,255,020)
Net assets:
Beginning of period	17,222,689,969	18,029,944,989
End of period	$22,730,973,285	$17,222,689,969

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$65,149,734	$81,554,858
Net increase in net assets resulting from operations	65,149,734	81,554,858
Net increase in net assets from beneficial interest transactions	2,385,014,980	2,429,739,812
Net increase in net assets	2,450,164,714	2,511,294,670
Net assets:
Beginning of period	4,881,630,267	2,370,335,597
End of period	$7,331,794,981	$4,881,630,267

	Tax-Free Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$15,727,506	$35,793,099
Net increase in net assets resulting from operations	15,727,506	35,793,099
Net decrease in net assets from beneficial interest transactions	(18,599,023)	(1,087,651,672)
Net decrease in net assets	(2,871,517)	(1,051,858,573)
Net assets:
Beginning of period	2,276,102,990	3,327,961,563
End of period	$2,273,231,473	$2,276,102,990

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.28%[1]	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[2]	1.16%	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of period (000’s)	$19,098,857	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30,2017
		2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.08%[2]
Net investment income	2.16%[2]	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.10%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$16,457,790	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.13%[1]	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[2]	1.09%	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of period (000’s)	$22,730,973	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
		2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.25%[2]	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.15%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,331,795	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.36%[1]	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[2]	0.69%	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of period (000’s)	$2,273,231	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series. The financial statements for the remaining series of the Trust are not included herein as it had not yet commenced operations as of October 31, 2019.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,541,437
Government Master Fund	1,336,612
Treasury Master Fund	1,619,026
Prime CNAV Master Fund	555,703
Tax-Free Master Fund	159,972

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and during the period ended October 31, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	82,356,628
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	49,940,340

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$15,341,065,126	$23,302,510,554
Withdrawals	(12,229,244,519)	(15,585,206,752)
Net increase in beneficial interest	$3,111,820,607	$7,717,303,802

Goverment Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$22,291,173,761	$41,871,149,616
Withdrawals	(20,284,110,664)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$2,007,063,097	$(1,709,825,456)

Master Trust

Notes to financial statements (unaudited)

Treasury Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$24,673,178,069	$40,183,445,154
Withdrawals	(19,355,932,637)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$5,317,245,432	$(1,169,718,825)

Prime CNAV Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$4,379,775,563	$4,397,532,247
Withdrawals	(1,994,760,583)	(1,967,792,435)
Net increase in beneficial interest	$2,385,014,980	$2,429,739,812

Tax-Free Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$646,363,382	$2,163,610,694
Withdrawals	(664,962,405)	(3,251,262,366)
Net decrease in beneficial interest	$(18,599,023)	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$3,309,828
Gross unrealized depreciation	(236,797)
Net unrealized appreciation	$3,073,031

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Master Trust

Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2020. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Government Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by two tenths of a basis point (i.e., 0.002%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was below the median by more than 2 basis points (i.e., 0.02%) and its overall expenses were below the median by 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 2 basis points (i.e., 0.02%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while Select Prime Institutional Feeder Fund’s Contractual Management Fee and overall expenses each were at or below the applicable Expense Group median.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by approximately 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only one peer fund in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Capital Feeder Fund’s Actual Management Fee and the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%) and less than 1 basis point (i.e., 0.01%), respectively, while the total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 1 basis point (i.e., 0.01%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 3 basis points (i.e., 0.03%), respectively, for the one-, three-, five- and ten-year periods and since inception.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1662

UBS Preferred Funds

Semiannual Report  |  October 31, 2019

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2019 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019, and that rate ended the reporting period in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 1.92% as of October 31, 2019, versus 2.48% on April 30, 2019.

•	UBS Select Government Preferred Fund: 1.72% as of October 31, 2019, versus 2.34% as of April 30, 2019.

•	UBS Select Treasury Preferred Fund: 1.75% as of October 31, 2019, versus 2.35% on April 30, 2019.

•	UBS Prime Preferred Fund: 1.90% as of October 31, 2019, versus 2.46% on April 30, 2019.

•	UBS Tax-Free Preferred Fund: 1.06% as of October 31, 2019, versus 2.06% on April 30, 2019.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the Fed lowered the federal funds rate three times during the six months ended October 31, 2019. The federal funds rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 26 days. By the end of the period on October 31, 2018, the Master Fund’s WAM was 30 days.

At the issuer level, we maintained a high level of diversification, and kept the Master Fund in excess of regulatory daily and weekly liquid minimums. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period for maturities beyond overnight. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to repurchase agreements and modestly added to both its commercial paper allocation and its position in certificates of deposit. Conversely, we decreased its exposure to time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 41 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2019, it was 35 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and decreased its allocation to direct US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 18 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 44 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by US Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 24 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 31 days. Over the review period, we increased the Master Fund’s exposures to repurchase agreements. Conversely, we decreased its exposure to time deposits and modestly reduced its commercial paper allocation.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was nine days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 16 days. Over the review period, Master Fund’s allocations to municipal bonds and tax-exempt commercial paper did not materially change.

2

UBS Preferred Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019[2]	Expenses paid during period 05/01/19 to 10/31/19[3]	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,011.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,010.80	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,010.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,011.30	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,006.70	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

5

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2019 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.92%
Seven-day effective yield after fee waivers[1]	1.94
Seven-day current yield before fee waivers[1]	1.88
Seven-day effective yield before fee waivers[1]	1.90
Weighted average maturity[2]	30 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.72%
Seven-day effective yield after fee waivers[1]	1.74
Seven-day current yield before fee waivers[1]	1.68
Seven-day effective yield before fee waivers[1]	1.70
Weighted average maturity[2]	35 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.75%
Seven-day effective yield after fee waivers[1]	1.77
Seven-day current yield before fee waivers[1]	1.71
Seven-day effective yield before fee waivers[1]	1.73
Weighted average maturity[2]	44 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2019 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.90%
Seven-day effective yield after fee waivers[1]	1.91
Seven-day current yield before fee waivers[1]	1.86
Seven-day effective yield before fee waivers[1]	1.87
Weighted average maturity[2]	31 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.06%
Seven-day effective yield after fee waivers[1]	1.07
Seven-day current yield before fee waivers[1]	1.02
Seven-day effective yield before fee waivers[1]	1.03
Weighted average maturity[2]	16 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax- Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2019 (unaudited)

UBS Select Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$3,397,793,184
Investments in Master Fund, at value	$3,398,412,005
Receivable from affiliate	—
Total assets	3,398,412,005

Liabilities:
Dividends payable to shareholders	6,287,903
Payable to affiliate	89,980
Total liabilities	6,377,883

Net assets
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,391,169,910; 5,067,635,084; 10,342,204,172; 1,602,540,326 and 382,496,225 outstanding, respectively	$3,391,412,012
Distributable earnings (accumulated losses)	622,110
Net assets	$3,392,034,122
Net asset value per share	$1.0003

8

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$5,075,770,793	$10,356,088,850	$1,604,791,077	$382,881,608
$5,075,770,793	$10,356,088,850	$1,604,791,077	$382,881,608
—	—	—	10,703
5,075,770,793	10,356,088,850	1,604,791,077	382,892,311

7,858,923	13,644,322	2,224,133	396,086
135,371	233,409	26,618	—
7,994,294	13,877,731	2,250,751	396,086

$5,067,635,084	$10,342,204,172	$1,602,540,326	$382,496,180
141,415	6,947	—	45
$5,067,776,499	$10,342,211,119	$1,602,540,326	$382,496,225
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2019 (unaudited)

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$39,661,004
Expenses allocated from Master Fund	(1,667,079)
Net investment income allocated from Master Fund	37,993,925
Expenses:
Administration fees	1,318,848
Trustees’ fees	13,380
1,332,228
Fee waivers by administrator	(666,127)
Net expenses	666,101
Net investment income	37,327,824
Net realized gain allocated from Master Fund	—
Net change in unrealized appreciation allocated from Master Fund	404,718
Net increase in net assets resulting from operations	$37,732,542

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$52,276,752	$75,041,516	$9,365,888	$2,861,976
(2,333,661)	(3,389,392)	(406,655)	(196,113)
49,943,091	71,652,124	8,959,233	2,665,863

1,848,002	2,687,755	316,056	148,724
17,152	21,245	8,972	8,072
1,865,154	2,709,000	325,028	156,796
(932,580)	(1,354,509)	(162,513)	(78,399)
932,574	1,354,491	162,515	78,397
49,010,517	70,297,633	8,796,718	2,587,466
101,925	6,676	—	—
—	—	—	—
$49,112,442	$70,304,309	$8,796,718	$2,587,466

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$37,327,824	$59,383,868
Net realized gain	—	9,792
Net change in unrealized appreciation	404,718	153,555
Net increase in net assets resulting from operations	37,732,542	59,547,215
Total distributions	(37,341,202)	(59,377,135)
Net increase in net assets from beneficial interest transactions	640,275,431	1,018,656,905
Net increase in net assets	640,666,771	1,018,826,985
Net assets:

Beginning of period	2,751,367,351	1,732,540,366
End of period	$3,392,034,122	$2,751,367,351

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$49,010,517	$78,506,597
Net realized gain	101,925	67,156
Net increase in net assets resulting from operations	49,112,442	78,573,753
Total distributions	(49,010,517)	(78,506,597)
Net increase (decrease) in net assets from beneficial interest transactions	1,457,917,529	(303,939,552)
Net increase (decrease) in net assets	1,458,019,454	(303,872,396)
Net assets:

Beginning of period	3,609,757,045	3,913,629,441
End of period	$5,067,776,499	$3,609,757,045

See accompanying notes to financial statements.

12

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$70,297,633	$156,785,543
Net realized gain	6,676	318
Net increase in net assets resulting from operations	70,304,309	156,785,861
Total distributions	(70,297,633)	(156,803,994)
Net increase (decrease) in net assets from beneficial interest transactions	4,714,957,128	(3,620,887,223)
Net increase (decrease) in net assets	4,714,963,804	(3,620,905,356)
Net assets:

Beginning of period	5,627,247,315	9,248,152,671
End of period	$10,342,211,119	$5,627,247,315

	UBS UBS Prime Preferred Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$8,796,718	$11,151,987
Net increase in net assets resulting from operations	8,796,718	11,151,987
Total distributions	(8,796,718)	(11,152,022)
Net increase in net assets from beneficial interest transactions	1,047,831,774	151,111,429
Net increase in net assets	1,047,831,774	151,111,394
Net assets:

Beginning of period	554,708,552	403,597,158
End of period	$1,602,540,326	$554,708,552

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$2,587,466	$8,364,176
Net increase in net assets resulting from operations	2,587,466	8,364,176
Total distributions	(2,587,466)	(8,364,176)
Net decrease in net assets from beneficial interest transactions	(23,817,565)	(857,545,535)
Net decrease in net assets	(23,817,565)	(857,545,535)
Net assets:

Beginning of period	406,313,790	1,263,859,325
End of period	$382,496,225	$406,313,790

See accompanying notes to financial statements.

14

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.0001	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0113	0.0226	0.0137	0.0061	0.002	0.001
Net realized and unrealized gain (loss)	0.0002	0.0000 [2]	(0.0001)	0.0011	0.000 [1]	0.000 [1]
Net increase from operations	0.0115	0.0226	0.0136	0.0072	0.002	0.001
Dividends from net investment income	(0.0113)	(0.0226)	(0.0137)	(0.0061)	(0.002)	(0.001)
Distributions from net realized gains	—	(0.0000)[2]	(0.0000)[2]	(0.0009)	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0113)	(0.0226)	(0.0137)	(0.0070)	(0.002)	(0.001)
Net asset value, end of period	$1.0003	$1.0001	$1.0001	$1.0002	$1.00	$1.00
Total investment return[3]	1.16%	2.28%	1.37%	0.72%	0.21%	0.07%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.14%[5]	0.12%	0.08%	0.13%	0.14%	0.14%
Net investment income[4]	2.24%[5]	2.29%	1.40%	0.44%	0.21%	0.07%
Supplemental data:
Net assets, end of period (000’s)	$3,392,034	$2,751,367	$1,732,540	$599,760	$7,187,548	$5,349,181

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

15

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 28, 2016[1] to April 30, 2017
		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.011	0.020	0.010	0.003
Dividends from net investment income	(0.011)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.011)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.08%	2.05%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.14%	0.09%[5]
Net investment income[4]	2.10%[5]	2.03%	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$5,067,776	$3,609,757	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.020	0.010	0.003	0.001	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.011	0.020	0.010	0.003	0.001	0.000 [1]
Dividends from net investment income	(0.011)	(0.020)	(0.010)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.011)	(0.020)	(0.010)	(0.003)	(0.001)	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.06%	2.06%	1.04%	0.34%	0.07%	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.10%	0.06%
Net investment income[3]	2.08%[4]	2.00%	1.04%	0.36%	0.06%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$10,342,211	$5,627,247	$9,248,153	$10,356,105	$4,993,806	$4,594,241

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.023	0.013	0.006	0.001
Net realized gain	—	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.011	0.023	0.013	0.006	0.001
Dividends from net investment income	(0.011)	(0.023)	(0.013)	(0.006)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.011)	(0.023)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.13%	2.23%	1.28%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.14%	0.14%	0.04%[5]
Net investment income[4]	2.17%[5]	2.21%	1.25%	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,602,540	$554,709	$403,597	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016		2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.007	0.013	0.009	0.004	0.000	[1]	0.000 [1]
Net realized gain	—	—	—	—	0.000	[1]	0.000 [1]
Net increase from operations	0.007	0.013	0.009	0.004	0.000	[1]	0.000 [1]
Dividends from net investment income	(0.007)	(0.013)	(0.009)	(0.004)	0.000	[1]	(0.000)[1]
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]		(0.000)[1]
Total dividends and distributions	(0.007)	(0.013)	(0.009)	(0.004)	0.000	[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total investment return[2]	0.67%	1.34%	0.87%	0.42%	0.03%		0.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%		0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.04%		0.04%
Net investment income[3]	1.32%[4]	1.28%	0.89%	0.53%	0.02%		0.01%
Supplemental data:
Net assets, end of period (000’s)	$382,496	$406,314	$1,263,859	$899,845	$27,487		$37,959

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.
Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016 and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (17.79% for Prime Preferred Fund, 30.84% for Government Preferred Fund, 45.56% for Treasury Preferred Fund, 21.89% for Prime CNAV Preferred Fund, and 16.84% for Tax-Free Preferred Fund at October 31, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

UBS Preferred Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s prospectus).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2019, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which

21

UBS Preferred Funds

Notes to financial statements (unaudited)

may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2019, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$218,587
Government Preferred Fund	319,362
Treasury Preferred Fund	538,108
Prime CNAV Preferred Fund	78,847
Tax-Free Preferred Fund	2,792

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through December 31, 2020 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2019, UBS AM owed the Funds and for the period ended October 31, 2019, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$128,607	$666,127
Government Preferred Fund	183,991	932,580
Treasury Preferred Fund	304,699	1,354,509
Prime CNAV Preferred Fund	52,229	162,513
Tax-Free Preferred Fund	13,494	78,399

22

UBS Preferred Funds

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and for the period ended October 31, 2019, UBS AM did not owe and/or waive fees under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2019 and April 30, 2019 were as follows:

Prime Preferred Fund

For the six months ended October 31, 2019:
	Shares	Amount
Shares sold	12,241,499,688	$12,243,078,454
Shares repurchased	(11,631,589,737)	(11,633,066,451)
Dividends reinvested	30,260,402	30,263,428
Net increase	640,170,353	$640,275,431

For the year ended April 30, 2019:
	Shares	Amount
Shares sold	17,381,429,000	$17,383,545,144
Shares repurchased	(16,409,410,899)	(16,411,514,624)
Dividends reinvested	46,619,811	46,626,385
Net increase	1,018,637,912	$1,018,656,905

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	71,352,437,862	128,255,707,269
Shares repurchased	(69,923,105,843)	(128,610,325,562)
Dividends reinvested	28,585,510	50,678,741
Net increase (decrease) in shares outstanding	1,457,917,529	(303,939,552)

Treasury Preferred Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	27,247,682,632	43,271,490,586
Shares repurchased	(22,590,564,352)	(47,026,868,592)
Dividends reinvested	57,838,848	134,490,783
Net increase (decrease) in shares outstanding	4,714,957,128	(3,620,887,223)

23

UBS Preferred Funds

Notes to financial statements (unaudited)

Prime CNAV Preferred Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	4,660,774,229	1,240,960,326
Shares repurchased	(3,619,732,888)	(1,100,046,250)
Dividends reinvested	6,790,433	10,197,353
Net increase in shares outstanding	1,047,831,774	151,111,429

Tax-Free Preferred Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	174,921,422	727,239,190
Shares repurchased	(201,417,042)	(1,593,689,534)
Dividends reinvested	2,678,055	8,904,809
Net decrease in shares outstanding	(23,817,565)	(857,545,535)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to the shareholders by the Funds during the fiscal year ended April 30, 2019 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Preferred Fund	$—	$59,377,135	$—
Government Preferred Fund	—	78,506,597	—
Treasury Preferred Fund	—	156,785,590	18,404
Prime CNAV Preferred Fund	—	11,152,022	—
Tax-Free Preferred Fund	8,364,171	5	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2020.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Funds’ and Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

25

Master Trust

Semiannual Report  |  October 31, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

27

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,011.60	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,011.00	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,010.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,011.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

28

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	30 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	49.1%
Canada	9.8
China	8.5
Japan	7.4
Singapore	7.3
Total	82.1%

Portfolio composition[2]
Commercial paper	53.0%
Repurchase agreements	24.4
Certificates of deposit	19.2
Time deposits	3.5
Liabilities in excess of other assets	(0.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

29

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	52.8%
Repurchase agreements	48.4
Liabilities in excess of other assets	(1.2)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

30

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
US government obligations	55.6%
Repurchase agreements	46.7
Liabilities in excess of other assets	(2.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

31

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	31 days

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	25.2%
China	8.9
Canada	7.8
Singapore	7.3
Japan	6.1
Total	55.3%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	29.7
Certificates of deposit	15.5
Time deposits	3.5
Other assets less liabilities	(0.6)
Total	100.0%

[1]	The Master Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s Portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.5
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN AMRO Bank NV 1.630%, due 11/01/19	$185,000,000	$185,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	71,000,000	71,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	70,000,000	70,000,000
Natixis 1.540%, due 11/01/19	350,000,000	350,000,000
Total time deposits (cost—$676,000,000)		676,000,000

Certificates of deposit—19.2%
Banking-non-US—18.3%
Bank of Montreal
SOFR + 0.170%, 1.990%, due 11/01/19[1]	70,000,000	70,030,520
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	150,000,000	149,970,022
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	75,000,000	75,013,487
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	95,000,000	94,990,696
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	80,000,000	80,015,472
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	95,000,000	95,002,833
China Construction Bank Corp.
1.700%, due 11/07/19	110,000,000	110,000,000
1.730%, due 11/06/19	30,000,000	29,999,110
1.880%, due 11/01/19	50,000,000	50,000,016
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	18,000,000	18,000,627
1 mo. USD LIBOR + 0.230%, 2.227%, due 11/04/19[1]	75,000,000	74,996,564
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	125,000,000	125,043,436
KBC Bank NV 1.710%, due 11/06/19	75,000,000	74,997,375
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	85,000,000	85,012,787
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	100,000,000	100,089,633
2.310%, due 11/04/19	70,000,000	70,003,818
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	96,000,000	96,006,988
3 mo. USD LIBOR + 0.300%, 2.427%, due 12/05/19[1]	42,500,000	42,559,163
Norinchukin Bank Ltd.
1.650%, due 11/07/19	50,000,000	50,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	$52,000,000	$52,004,045
2.080%, due 11/21/19	75,000,000	75,009,940
2.090%, due 12/04/19	85,000,000	85,017,376
2.200%, due 11/05/19	130,000,000	130,006,721
3 mo. USD LIBOR, 2.253%, due 11/01/19[1]	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	70,000,000	70,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	92,000,000	92,022,685
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	95,000,000	95,023,997
2.320%, due 12/09/19	47,000,000	47,024,384
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	50,000,000	49,999,964
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	68,000,000	68,003,904
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	160,000,000	160,011,003
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	95,000,000	95,014,931
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 04/22/20	110,000,000	109,987,025
1 mo. USD LIBOR + 0.190%, 1.995%, due 11/29/19[1]	111,000,000	111,000,350
2.100%, due 01/02/20	75,000,000	75,028,481
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	100,000,000	100,000,635
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	75,000,000	75,024,740
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	91,000,000	90,999,247
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19[1]	90,000,000	90,018,485
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19[1]	65,000,000	65,020,379
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 2.156%, due 11/20/19[1]	90,000,000	90,018,697
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	92,000,000	91,989,995

		3,484,959,531

Banking-US—0.9%
Citibank N.A. 2.300%, due 12/03/19	178,000,000	178,073,249
Total certificates of deposit (cost—$3,662,562,346)		3,663,032,780

34

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—53.0%
Asset backed-miscellaneous—21.9%
Albion Capital Corp. 1.960%, due 01/27/20	$95,000,000	$94,587,109
1.980%, due 01/21/20	45,000,000	44,818,370
2.150%, due 11/21/19	57,570,000	57,515,193
Antalis S.A. 2.040%, due 11/07/19	100,000,000	99,965,583
2.110%, due 01/06/20	52,080,000	51,899,619
2.140%, due 01/03/20	30,000,000	29,900,907
2.220%, due 11/06/19	49,980,000	49,965,256
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	37,000,000	36,761,299
2.020%, due 11/04/19	50,000,000	49,990,484
2.050%, due 01/10/20	40,000,000	39,855,318
2.540%, due 11/13/19	50,000,000	49,968,674
Barton Capital Corp. 2.095%, due 11/25/19	96,000,000	95,893,333
2.100%, due 01/06/20	111,000,000	110,623,192
2.110%, due 12/03/19	55,000,000	54,918,678
Chariot Funding LLC 2.000%, due 01/09/20	70,000,000	69,754,047
2.030%, due 01/06/20	104,000,000	103,651,793
2.050%, due 01/14/20	46,000,000	45,825,583
2.050%, due 03/20/20	20,000,000	19,855,083
2.070%, due 01/13/20	50,000,000	49,813,253
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/06/19[1,3]	80,000,000	80,004,171
2.090%, due 12/03/19	60,000,000	59,903,585
Charta LLC 1.960%, due 12/05/19	74,000,000	73,874,457
2.100%, due 11/08/19	10,000,000	9,996,313
2.120%, due 11/07/19	55,000,000	54,982,354
Fairway Finance Corp.
1 mo. USD LIBOR + 0.160%, 2.006%, due 11/20/19[1,3]	25,000,000	25,008,268
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/07/19[1,3]	75,000,000	75,004,768
2.140%, due 01/10/20	50,000,000	49,817,471
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	30,000,000	30,011,093
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	35,000,000	35,012,424
2.200%, due 11/12/19	15,000,000	14,991,150
2.260%, due 11/04/19	50,000,000	49,990,167
Liberty Street Funding LLC 2.000%, due 02/04/20	74,000,000	73,643,222
2.010%, due 02/07/20	10,000,000	9,950,170
2.020%, due 02/13/20	50,000,000	49,734,584
2.090%, due 12/03/19	30,000,000	29,950,418
2.130%, due 11/07/19	30,000,000	29,989,675
2.140%, due 12/05/19	23,580,000	23,538,620
2.180%, due 01/03/20	100,000,000	99,675,378
2.270%, due 11/08/19	50,000,000	49,980,334
LMA Americas LLC 1.900%, due 04/03/20	40,000,000	39,686,211
1.970%, due 04/09/20	54,000,000	53,562,402
1.980%, due 03/06/20	35,000,000	34,775,898

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
1.980%, due 04/17/20	$40,400,000	$40,058,999
2.000%, due 02/21/20	50,000,000	49,714,047
2.010%, due 02/14/20	50,000,000	49,730,142
2.010%, due 03/12/20	35,000,000	34,764,793
2.050%, due 02/07/20	40,600,000	40,394,006
2.050%, due 02/10/20	31,000,000	30,838,387
2.100%, due 12/09/19	10,000,000	9,981,269
2.270%, due 11/27/19	70,000,000	69,909,857
2.360%, due 11/07/19	39,000,000	38,987,260
2.550%, due 11/14/19	34,000,000	33,977,324
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	50,000,000	49,904,179
2.110%, due 11/14/19	61,000,000	60,958,463
Nieuw Amsterdam Receivables Corp. 2.035%, due 02/04/20	69,000,000	68,667,696
2.180%, due 01/03/20	130,000,000	129,577,760
2.190%, due 01/06/20	81,000,000	80,724,881
Old Line Funding LLC 1.910%, due 04/24/20	55,000,000	54,532,402
1.960%, due 04/20/20	40,000,000	39,665,747
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/20/19[1,3]	44,000,000	44,000,363
1.990%, due 04/09/20	50,000,000	49,603,314
2.000%, due 02/20/20	35,000,000	34,804,545
2.000%, due 02/24/20[3]	30,000,000	29,826,290
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	42,000,000	41,999,998
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	21,000,000	20,999,992
2.090%, due 12/03/19	35,000,000	34,944,720
3 mo. USD LIBOR + 0.040%, 2.129%, due 01/03/20[1,3]	50,000,000	49,999,721
1 mo. USD LIBOR + 0.150%, 2.161%, due 11/04/19[1,3]	40,000,000	40,001,544
1 mo. USD LIBOR + 0.260%, 2.257%, due 11/18/19[1,3]	50,000,000	49,999,948
Starbird Funding Corp. 1.650%, due 11/01/19	65,000,000	64,997,057
1.870%, due 02/03/20	30,000,000	29,852,592
2.110%, due 12/10/19	100,000,000	99,798,889
2.250%, due 11/01/19	70,000,000	69,996,830
2.250%, due 11/04/19	77,000,000	76,985,798
Thunder Bay Funding LLC 2.000%, due 02/20/20	50,000,000	49,735,711
2.000%, due 04/08/20	40,000,000	39,702,578
2.010%, due 03/05/20	24,000,000	23,859,720
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	40,000,000	40,001,154
2.090%, due 12/04/19	20,000,000	19,966,680
2.090%, due 01/22/20	10,000,000	9,959,007
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	67,000,000	66,999,999
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	40,000,000	40,000,962

35

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.100%, due 01/02/20	$60,000,000	$59,807,535

		4,178,878,066

Banking-non-US—21.0%
Agricultural Bank of China Ltd. 2.210%, due 11/08/19	40,000,000	39,985,493
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	95,000,000	95,025,695
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	70,000,000	70,008,062
Bank of China Hong Kong Ltd. 2.250%, due 11/12/19	160,000,000	159,885,653
2.410%, due 11/01/19	94,950,000	94,944,404
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	40,000,000	40,005,833
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	75,000,000	75,009,953
1 mo. USD LIBOR + 0.140%, 2.151%, due 11/04/19[1,3]	40,000,000	40,008,306
Banque et Caisse d’Epargne de l’Etat 2.160%, due 03/05/20	81,000,000	80,513,514
2.235%, due 11/29/19	38,000,000	37,950,165
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	70,000,000	69,986,394
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	80,000,000	80,003,733
BPCE SA 1.950%, due 04/03/20	22,000,000	21,829,216
China Construction Bank Corp. 1.860%, due 11/05/19	90,000,000	89,977,012
1.880%, due 11/01/19	120,000,000	119,994,007
2.210%, due 11/08/19	15,000,000	14,993,767
DBS Bank Ltd. 1.890%, due 05/01/20	30,000,000	29,720,467
2.000%, due 02/14/20	90,000,000	89,535,455
2.020%, due 01/21/20	44,000,000	43,822,406
2.030%, due 01/06/20	33,000,000	32,892,091
2.035%, due 01/14/20	74,000,000	73,727,896
2.140%, due 02/03/20	75,500,000	75,146,954
2.170%, due 01/21/20	69,000,000	68,721,501
2.280%, due 12/11/19	63,000,000	62,878,957
Dexia Credit Local SA 1.890%, due 04/20/20	100,000,000	99,140,000
1.980%, due 04/03/20	61,000,000	60,527,250
DNB Bank ASA
1 mo. USD LIBOR + 0.100%, 1.991%, due 11/18/19[1],[3]	50,000,000	50,011,982
Federation Des Caisses Desjardins du Quebec 1.820%, due 11/01/19	140,000,000	139,994,109
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	49,000,000	49,006,025

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.240%, 2.256%, due 11/04/19[1,3]	$170,000,000	$170,023,514
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	60,000,000	59,978,300
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	55,000,000	54,989,024
2.280%, due 11/15/19	84,500,000	84,434,935
MUFG Bank Ltd. 1.800%, due 11/25/19	2,500,000	2,496,708
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	91,000,000	90,995,914
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	92,000,000	91,990,012
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19 [1,3]	102,000,000	102,030,107
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	90,000,000	89,506,925
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	26,500,000	26,398,788
2.020%, due 01/08/20	23,000,000	22,910,908
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	17,000,000	16,999,911
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	90,000,000	90,003,753
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	90,000,000	89,983,074
Sumitomo Mitsui Banking Corp. 1.890%, due 01/27/20	26,140,000	26,016,933
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 02/28/20	40,000,000	39,736,000
2.120%, due 12/17/19	140,000,000	139,657,657
Toronto-Dominion Bank Ltd.
1.770%, due 11/05/19	160,000,000	159,960,690
2.230%, due 01/08/20	170,000,000	169,420,016
United Overseas Bank Ltd.
2.000%, due 01/08/20	75,000,000	74,755,768
2.070%, due 01/15/20	93,000,000	92,665,055
2.090%, due 11/05/19	75,000,000	74,983,781
2.090%, due 11/08/19	70,000,000	69,975,718
2.090%, due 12/05/19	37,000,000	36,942,193
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.265%, due 01/02/20[1,3]	70,000,000	70,017,878
Westpac Securities NZ Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	69,000,000	69,004,410

		4,021,124,272

Banking-US—5.5%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/21/19[1,3]	47,000,000	47,004,529
1 mo. USD LIBOR + 0.250%, 2.054%, due 11/27/19[1,3]	80,000,000	79,992,137

36

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	$20,000,000	$20,001,427
Citigroup Global Markets Holdings, Inc.
1.890%, due 07/01/20	100,000,000	98,716,289
1.950%, due 03/09/20	56,000,000	55,641,460
1.960%, due 04/15/20	58,000,000	57,492,023
2.000%, due 05/26/20	66,000,000	65,242,291
2.190%, due 01/15/20	100,000,000	99,633,722
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	38,000,000	37,985,245
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	35,000,000	35,000,612
2.250%, due 01/10/20	25,000,000	24,911,694
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	30,000,000	29,999,995
Collateralized Commercial Paper V Co. LLC 2.030%, due 03/12/20	25,000,000	24,827,285
2.100%, due 02/03/20	69,000,000	68,660,961
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	100,000,000	100,030,012
ING US Funding LLC 1.890%, due 04/17/20	25,000,000	24,779,478
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	90,000,000	89,984,528
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	90,000,000	90,021,023

		1,049,924,711

Energy-integrated—0.8%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	75,000,000	74,983,594
1.950%, due 11/04/19	70,000,000	69,987,773

		144,971,367

Finance-other—3.8%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	55,000,000	54,980,429
2.020%, due 11/07/19	50,000,000	49,982,208
2.200%, due 11/01/19	100,000,000	99,994,856
2.200%, due 11/05/19	190,000,000	189,951,497
2.200%, due 11/06/19	190,000,000	189,941,923
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	54,000,000	54,000,751
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	43,000,000	43,001,126
Erste Abwicklungsanstalt 2.020%, due 03/18/20	50,000,000	49,655,396

		731,508,186
Total Commercial paper (cost—$10,123,804,005)		10,126,406,602

	Face Amount	Value
Repurchase agreements—24.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $441,435,900 US Treasury Notes, 2.625% due 12/15/21 to 03/31/25 (value—$459,000,095); proceeds: $450,021,500	$450,000,000	$450,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.930% due 11/01/19, collateralized by $136,961,821 various asset-backed convertible bonds, 2.332% to 6.630% due 09/20/21 to 04/18/52; (value—$53,498,037); proceeds: $50,002,681	50,000,000	50,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $87,145,638 various asset-backed convertible bonds, 5.123% to 8.987% due 04/25/29 to 01/28/70; (value—$86,400,001); proceeds: $80,004,400	80,000,000	80,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $501,380,000 US Treasury Bills, zero coupon due 04/30/20 to 07/16/20, $484,305,000 US Treasury Inflation Index Notes, 0.375% to 1.250% due 07/15/20 to 01/15/27 and $2,438,675,000 US Treasury Notes, 1.500% to 2.625% due 05/31/20 to 02/15/27; (value—$3,539,404,063); proceeds: $3,470,165,789	3,470,000,000	3,470,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $216,681,600 US Treasury Inflation Index Note, 0.375% due 01/15/27 and $163,181,000 US Treasury Note, 2.375% due 05/15/29; (value—$408,000,061); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.180% due 12/05/19, collateralized by $1,522,097,290 various asset-backed convertible bonds, zero coupon to 3.595% due 09/20/23 to 03/25/67; (value—$80,250,000); proceeds: $75,136,250[4,5]	75,000,000	75,000,000

37

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 12/05/19, collateralized by $19,165,836 various asset-backed convertible bonds, zero coupon to 9.875% due 02/15/21 to 04/01/28 and $2,141,535 shares of various equity securities; (value—$133,378,688); proceeds: $125,246,875[5,6]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$4,650,000,000)		4,650,000,000
Total investments (cost—$19,112,366,351 which approximates cost for federal income tax purposes)—100.1%		19,115,439,382

Liabilities in excess of other assets—(0.1)%		(16,582,308)
Net assets—100.0%		$19,098,857,074

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$676,000,000	$—	$676,000,000
Certificates of deposit	—	3,663,032,780	—	3,663,032,780
Commercial paper	—	10,126,406,602	—	10,126,406,602
Repurchase agreements	—	4,650,000,000	—	4,650,000,000
Total	$—	$19,115,439,382	$—	$19,115,439,382

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,458,974,747, represented 12.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

[5]	Illiquid investment at period end. Illiquid assets, in the amount of $200,000,000, represented 1.0% of the Fund’s net assets at period end.
[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

38

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—52.8%
Federal Farm Credit Bank 1.650%, due 01/16/20[1]	$51,500,000	$51,320,608
1 mo. USD LIBOR – 0.010%, 1.813%, due 11/25/19[2]	74,000,000	74,000,000
1 mo. USD LIBOR + 0.020%, 1.960%, due 11/09/19[2]	141,500,000	141,436,826
2.070%, due 12/12/19[1]	97,000,000	96,771,323
2.400%, due 11/25/19[1]	97,100,000	96,944,640
Federal Home Loan Bank 1.531%, due 05/01/20[1]	100,000,000	99,225,994
1.565%, due 01/31/20[1]	50,000,000	49,802,201
1.593%, due 01/31/20[1]	15,000,000	14,940,660
1.625%, due 01/27/20[1]	92,000,000	91,638,708
1.627%, due 01/29/20[1]	88,000,000	87,646,037
1.648%, due 01/24/20[1]	80,000,000	79,692,373
1.650%, due 01/07/20[1]	115,000,000	114,646,854
1.650%, due 01/28/20[1]	74,000,000	73,701,533
1.670%, due 12/10/19[1]	92,000,000	91,833,557
1.670%, due 04/03/20[1]	390,000,000	387,213,883
1.695%, due 01/13/20[1]	20,000,000	19,931,258
1.700%, due 12/05/19[1]	59,000,000	58,905,272
1.700%, due 01/15/20[1]	149,027,000	148,499,196
1.720%, due 12/03/19[1]	99,000,000	98,848,640
1.720%, due 12/11/19[1]	70,000,000	69,866,222
1.720%, due 12/12/19[1]	148,000,000	147,710,085
1 mo. USD LIBOR – 0.035%, 1.765%, due 11/30/19[2]	70,000,000	70,000,000
1 mo. USD LIBOR – 0.020%, 1.803%, due 11/25/19[2]	75,000,000	75,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	169,000,000	169,000,000
1 mo. USD LIBOR – 0.015%, 1.831%, due 11/20/19[2]	141,000,000	141,000,000
SOFR + 0.020%, 1.840%, due 11/01/19[2]	143,000,000	143,000,000
1.840%, due 01/30/20[1]	123,700,000	123,130,980
SOFR + 0.025%, 1.845%, due 11/01/19[2]	71,000,000	71,000,000
SOFR + 0.030%, 1.850%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR + 0.050%, 1.854%, due 11/26/19[2]	97,000,000	97,000,000
SOFR + 0.045%, 1.865%, due 11/01/19[2]	105,700,000	105,700,000
1 mo. USD LIBOR – 0.055%, 1.866%, due 11/14/19[2]	68,000,000	68,000,000
SOFR + 0.065%, 1.885%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR – 0.030%, 1.891%, due 11/12/19[2]	148,000,000	148,000,000
SOFR + 0.010%, 1.920%, due 11/01/19[2]	92,000,000	92,000,000
1.920%, due 12/03/19[1]	77,000,000	76,868,587
1.935%, due 12/13/19[1]	98,000,000	97,778,765
SOFR + 0.012%, 1.940%, due 11/01/19[2]	44,500,000	44,500,000
1.940%, due 11/20/19[1]	331,000,000	330,661,093

	Face Amount	Value
US government and agency obligations—(continued)
1.940%, due 12/16/19[1]	$171,000,000	$170,585,325
1.950%, due 06/17/20	30,000,000	30,000,000
1 mo. USD LIBOR – 0.020%, 1.958%, due 11/08/19[2]	170,000,000	170,000,000
1 mo. USD LIBOR – 0.030%, 1.960%, due 11/07/19[2]	121,000,000	121,000,000
1.960%, due 02/07/20[1]	74,575,000	74,177,101
2.000%, due 11/06/19[1]	60,850,000	60,833,097
2.005%, due 01/15/20[1]	43,000,000	42,820,385
2.025%, due 01/06/20[1]	146,000,000	145,457,975
1 mo. USD LIBOR + 0.060%, 2.050%, due 11/07/19[2]	148,000,000	148,000,000
2.050%, due 08/21/20	128,000,000	128,000,000
2.050%, due 09/10/20	88,000,000	88,000,000
1 mo. USD LIBOR + 0.065%, 2.076%, due 11/02/19[2]	97,500,000	97,500,000
2.080%, due 11/13/19[1]	74,000,000	73,948,693
2.085%, due 11/04/19[1]	110,500,000	110,480,801
2.100%, due 09/11/20	28,000,000	28,000,000
2.110%, due 08/06/20	97,000,000	97,000,000
2.125%, due 08/06/20	71,000,000	71,000,000
Federal Home Loan Mortgage Corp. 1.690%, due 02/20/20[1]	146,000,000	145,239,218
SOFR + 0.000%, 1.820%, due 11/01/19[2]	150,000,000	150,000,000
SOFR + 0.005%, 1.825%, due 11/01/19[2]	146,000,000	146,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	200,000,000	200,000,000
Federal National Mortgage Association 1.560%, due 01/29/20	100,000,000	99,614,333
US Treasury Bills 1.696%, due 03/05/20[1]	83,000,000	82,521,309
1.702%, due 04/09/20[1]	122,000,000	121,098,667
1.725%, due 04/02/20[1]	83,000,000	82,404,911
1.889%, due 03/12/20[1]	130,000,000	129,120,264
1.990%, due 02/06/20[1]	149,000,000	148,219,938
2.075%, due 12/26/19[1]	225,000,000	224,303,563
US Treasury Notes 1.125%, due 12/31/19	101,000,000	100,859,660
1.125%, due 03/31/20	88,000,000	87,725,736
1.125%, due 04/30/20	88,000,000	87,677,024
1.250%, due 02/29/20	75,000,000	74,788,077
1.375%, due 12/15/19	85,000,000	84,941,110
1.375%, due 04/30/20	61,000,000	60,905,786
1.625%, due 07/31/20	46,000,000	46,016,172
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	274,000,000	274,003,315
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	46,000,000	45,998,638
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	75,000,000	74,946,725
3 mo. Treasury money market yield + 0.022%, 1.857%, due 11/01/19[2]	143,000,000	142,891,701

39

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1.875%, due 12/31/19	$42,000,000	$41,992,532
2.250%, due 03/31/20	50,000,000	50,113,562
2.375%, due 04/30/20	63,000,000	63,154,411
Total US government and agency obligations (cost—$8,684,555,324)		8,684,555,324

Repurchase agreements—48.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.620% due 11/07/19, collateralized by $548,220,741 Federal Home Loan Mortgage Corp. obligations, 2.029% to 4.079% due 04/15/38 to 08/15/47, $266,685,981 Federal National Mortgage Association obligations, 3.777% to 4.327% due 07/25/45 to 10/25/58 and $729,897,750 Government National Mortgage Association obligations, 1.685% to 4.254% due 01/20/42 to 08/20/64; (value—$206,000,000); proceeds: $200,063,000	200,000,000	200,000,000
Repurchase agreement dated 10/28/19 with Barclays Bank PLC, 1.660% due 11/04/19, collateralized by $148,577,992 Government National Mortgage Association obligations, 3.500% due 10/20/43 to 07/20/47; (value—$102,000,000); proceeds: $100,032,278	100,000,000	100,000,000
Repurchase agreement dated 10/30/19 with Barclays Bank PLC, 1.660% due 11/06/19, collateralized by $1,499,870,618 Federal Home Loan Mortgage Corp. obligations, 2.021% to 6.058% due 01/15/22 to 10/25/49, $2,126,256,142 Federal National Mortgage Association obligations, 1.851% to 6.500% due 10/25/25 to 12/25/57 and $4,338,909,403 Government National Mortgage Association obligations, zero coupon to 5.500% due 02/20/27 to 07/20/69; (value—$309,000,000); proceeds: $300,096,833	300,000,000	300,000,000
Repurchase agreement dated 10/29/19 with Barclays Bank PLC, 1.670% due 11/05/19, collateralized by $268,513,659 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/43 to 05/20/49; (value—$102,000,000); proceeds: $100,032,472	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $724,572,700 US Treasury Inflation Index Bonds, 0.875% to 2.500 due 01/15/27 to 02/15/48, $1,559,327,000 US Treasury Inflation Index Notes, 0.125% to 1.250 due 07/15/20 to 01/15/29, $3,967,000 US Treasury Bond Principal STRIPs, zero coupon due 08/15/29 to 08/15/39 and $42,890,500 US Treasury Bond STRIPs, zero coupon due 08/15/33 to 02/15/49; (value—2,652,000,086); proceeds: $2,600,124,222	$2,600,000,000	$2,600,000,000
Repurchase agreement dated 10/25/19 with Barclays Bank PLC, 1.820% due 11/01/19, collateralized by $103,596,775 Government National Mortgage Association obligations, 3.500% to 4.000% due 07/20/47 to 06/20/49; (value—$102,000,000); proceeds: $100,035,389	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.730% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.980% due 04/05/38, $2,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 03/15/28, $100 US Treasury Bond, 8.125% due 08/15/21, $22,793,100 US Treasury Inflation Index Notes, 1.750% to 3.630% due 01/15/28 to 04/15/28, $66,131,300 US Treasury Notes, 1.750% to 2.000% due 07/31/22 to 07/31/24, and $113 US Treasury Bond STRIP, zero coupon due 08/15/48; (value—$102,000,000); proceeds: $100,004,806	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,079,630,000 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/20 to 01/15/25 and $1,591,315,000 US Treasury Notes, 2.000% to 3.000% due 02/15/25 to 09/30/25; (value—$2,876,408,674); proceeds: $2,820,134,733	2,820,000,000	2,820,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.750% due 11/01/19, collateralized by $259,489,302 Federal Home Loan Mortgage Corp. obligations, 2.000% to 7.500% due 01/01/25 to 10/01/49 and $855,102,543 Federal National Mortgage Association obligations, 2.500% to 6.000% due 07/01/30 to 09/01/49; (value—$816,000,000); proceeds: $800,038,889	800,000,000	800,000,000

40

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.750% due 11/01/19, collateralized by $16,143,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29 and $137,377,000 Federal National Mortgage Association obligation, zero coupon due 01/02/20; (value—$153,000,942); proceeds: $150,007,292	$150,000,000	$150,000,000
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 1.720% due 12/05/19, collateralized by $190,274,209 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 07/15/28 to 01/15/55, $277,332,555 Federal National Mortgage Association obligations, 2.500% to 5.000% due 07/25/28 to 03/25/59 and $173,139,447 Government National Mortgage Association obligations, 2.000% to 4.500% due 10/20/38 to 02/20/49; (value—$510,000,000); proceeds: $506,593,333[3,4]	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Toronto- Dominion Bank, 1.740% due 11/01/19, collateralized by $244,321,956 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.500% due 08/01/20 to 09/01/49 and $459,030,115 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 06/01/49; (value—$204,000,000); proceeds: $200,009,667	$200,000,000	$200,000,000
Total repurchase agreements (cost—$7,970,000,000)		7,970,000,000
Total investments (cost—$16,654,555,324 which approximates cost for federal income tax purposes)—101.2%		16,654,555,324

Liabilities in excess of other assets—(1.2)%		(196,765,299)
Net assets—100.0%		$16,457,790,025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$8,684,555,324	$—	$8,684,555,324
Repurchase agreements	—	7,970,000,000	—	7,970,000,000
Total	$—	$16,654,555,324	$—	$16,654,555,324

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.0% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

41

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government obligations—55.6%
US Treasury Bills 1.617%, due 04/23/20[1]	$314,000,000	$311,599,482
1.689%, due 04/09/20[1]	501,000,000	497,326,756
1.696%, due 03/05/20[1]	94,000,000	93,457,868
1.725%, due 04/02/20[1]	94,000,000	93,326,044
1.873%, due 02/27/20[1]	183,000,000	181,902,305
1.889%, due 03/12/20[1]	140,000,000	139,052,592
1.921%, due 01/09/20[1]	358,000,000	356,777,166
1.990%, due 02/06/20[1]	155,000,000	154,188,532
2.075%, due 12/26/19[1]	260,000,000	259,195,228
2.181%, due 12/12/19[1]	232,000,000	231,437,735
2.188%, due 11/29/19[1]	327,000,000	326,488,163
2.294%, due 11/14/19[1]	300,000,000	299,757,333
2.295%, due 12/05/19[1]	521,000,000	519,898,975
2.398%, due 11/21/19[1]	400,000,000	399,480,611
2.746%, due 11/07/19[1]	250,000,000	249,890,104
US Treasury Notes 1.000%, due 11/30/19	300,000,000	299,719,089
1.125%, due 12/31/19	105,000,000	104,854,102
1.125%, due 03/31/20	87,000,000	86,728,852
1.125%, due 04/30/20	94,500,000	94,153,168
1.250%, due 01/31/20	157,000,000	156,665,148
1.250%, due 02/29/20	110,000,000	109,689,179
1.375%, due 12/15/19	390,000,000	389,646,921
1.375%, due 01/15/20	100,000,000	99,849,642
1.375%, due 01/31/20	200,000,000	199,706,194
1.375%, due 02/15/20	150,000,000	149,708,407
1.375%, due 04/30/20	222,000,000	221,672,569
1.500%, due 11/30/19	414,000,000	413,637,701
1.500%, due 05/31/20	150,000,000	149,900,391
1.625%, due 12/31/19	150,000,000	149,886,998
1.625%, due 06/30/20	371,000,000	370,954,731
1.625%, due 07/31/20	104,000,000	104,036,563
1.637%, due 11/01/19[2]	650,000,000	649,966,354
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	600,000,000	599,973,475
3 mo. Treasury money market yield + 0.043%, 1.680%, due 11/01/19[2]	600,000,000	599,830,722
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	254,000,000	253,751,966
1.750%, due 11/30/19	200,000,000	199,895,066
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	735,000,000	734,473,161
3 mo. Treasury money market yield + 0.139%, 1.776%, due 11/01/19[2]	350,000,000	349,717,795
3 mo.Treasury money market yield + 0.220%, 1.857%, due 11/01/19[2]	155,000,000	154,881,729
1.875%, due 12/31/19	162,000,000	161,888,566
1.875%, due 06/30/20	100,000,000	100,131,395

	Face Amount	Value
US government obligations—(concluded)
3 mo. Treasury money market yield + 0.300%, 1.937%, due 11/01/19[2]	$150,000,000	$150,065,477
2.125%, due 08/31/20	150,000,000	150,632,812
2.250%, due 03/31/20	270,000,000	270,624,444
2.375%, due 04/30/20	70,500,000	70,672,793
2.500%, due 05/31/20	226,000,000	227,102,393
2.500%, due 06/30/20	150,000,000	150,857,784
2.625%, due 07/31/20	250,000,000	251,801,523
2.625%, due 08/15/20	150,000,000	151,171,875
3.375%, due 11/15/19	195,000,000	195,068,298
Total US government obligations (cost—$12,637,096,177)		12,637,096,177

Repurchase agreements—46.7%
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.610% due 11/07/19, collateralized by $393,533,700 US Treasury Notes, 2.125% to 2.625% due 09/30/24 to 03/31/25; (value—$408,000,085); proceeds: $400,125,222	400,000,000	400,000,000
Repurchase agreement dated 10/28/19 with Barclays Capital, Inc., 1.650% due 11/04/19, collateralized by $291,997,700 US Treasury Note, 2.625% due 12/31/23; (value—$306,000,093); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.720% due 11/01/19, collateralized by $229,511,100 US Treasury Inflation Index Bond, 2.125% due 02/15/40, $320,798,300 US Treasury Inflation Index Note, 0.500% due 04/15/24 and $814,385,800 US Treasury Notes, 1.625% to 2.875% due 02/28/22 to 01/31/26; (value—$1,530,000,032); proceeds: $1,500,071,667	1,500,000,000	1,500,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.720% due 11/01/19, collateralized by $300 US Treasury Bill, zero coupon due 11/07/19, $87,563,700 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $309,112,500 US Treasury Inflation Index Notes, 0.125% to 0.500% due 10/15/24 to 01/15/28, $181,661,000 US Treasury Notes,1.250% to 2.625% due 4/30/20 to 10/31/24, $2,000 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/43 to 02/15/44 and $2,010 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 05/15/44; (value—$612,000,000); proceeds: $600,028,667	600,000,000	600,000,000

42

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $488,165,000 US Treasury Bill, Zero coupon due 04/30/20, $445,625,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/26 and $3,509,385,000 US Treasury Notes, 1.375% to 3.625% due 02/15/21 to 09/30/26; (value—$4,564,510,156); proceeds: $2,475,118,250	$4,475,000,000	$4,475,000,000
Repurchase agreement dated 10/29/19 with Goldman Sachs & Co., 1.670% due 11/05/19, collateralized by $1,908,400 US Treasury Note, 2.250% to 2.500% due 12/31/24 to 01/31/25, $319,741,850 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/29 to 11/15/33 and $76,364,600 US Treasury Bond STRIPs, zero coupon due 11/15/24 to 02/15/48; (value—$306,000,006); proceeds: $300,097,417	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $230,689,500 US Treasury Bond, 3.000% due 11/15/44 and $127,018,600 US Treasury Note, 2.875% due 11/30/25; (value—$408,000,032); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 11/01/19, collateralized by $130,486,200 US Treasury Bond, 4.375% due 05/15/40 and $274,137,900 US Treasury Notes, 1.750% to 2.125% due 05/15/22 to 01/31/23; (value—$459,000,046); proceeds: $450,021,625	450,000,000	450,000,000
Repurchase agreement dated 10/31/19 with MUFG Securities (Canada) Ltd., 1.620% due 11/07/19, collateralized by $11,500 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $89,398,700 US Treasury Bonds, 3.750% to 4.375% due 05/15/41 to 08/15/41, $289,868,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $668,428,800 US Treasury Notes, 1.125% to 3.125% due 08/31/20 to 11/15/28; (value—$1,122,000,024); proceeds: $1,100,346,500	1,100,000,000	1,100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with MUFG Securities Americas Inc., 1.700% due 11/01/19, collateralized by $509,200 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $7,687,700 US Treasury Bonds, 3.000% to 3.375% due 11/15/44 to 11/15/48, $147,999,100 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/45 to 02/15/48 and $699,293,600 US Treasury Notes, 1.250% to 3.375% due to 11/15/19 to 02/15/29; (value—$816,000,078); proceeds: $800,037,778	$800,000,000	$800,000,000
Repurchase agreement dated 10/31/19 with Mizuho Securities USA LLC, 1.710% due 11/01/19, collateralized by $999,600 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $292,203,200 US Treasury Notes, 2.250% to 2.875% due 11/15/21 to 08/15/27; (value—$306,000,055); proceeds: $300,014,250	300,000,000	300,000,000
Total repurchase agreements (cost—$10,625,000,000)		10,625,000,000
Total investments (cost—$23,262,096,177 which approximates cost for federal income tax purposes)—102.3%		23,262,096,177

Liabilities in excess of other assets—(2.3)%		(531,122,892)
Net assets—100.0%		$22,730,973,285

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

43

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$12,637,096,177	$—	$12,637,096,177
Repurchase agreements	—	10,625,000,000	—	10,625,000,000
Total	$—	$23,262,096,177	$—	$23,262,096,177

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

44

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN Amro Bank NV 1.630%, due 11/01/19	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	23,000,000	23,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	30,000,000	30,000,000
Natixis 1.540%, due 11/01/19	100,000,000	100,000,000
Total time deposits (cost—$253,000,000)		253,000,000

Certificates of deposit—15.5%
Banking-non-US—14.8%
Bank of Montreal
1 mo. SOFR + 0.170%, 1.990%, due 11/01/19[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	50,000,000	50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/07/19[1]	8,000,000	7,998,889
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	30,000,000	30,000,000
China Construction Bank Corp. 1.730%, due 11/06/19	25,000,000	25,000,000
1.880%, due 11/01/19	30,000,000	30,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	30,000,000	30,000,000
2.310%, due 11/12/19	40,000,000	40,000,000
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	55,000,000	55,000,577
KBC Bank NV 1.710%, due 11/06/19	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	33,000,000	33,000,000
Norinchukin Bank Ltd. 1.650%, due 11/07/19	35,000,000	35,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	16,000,000	16,000,000
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/21/19[1]	20,000,000	20,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
2.080%, due 11/21/19	$25,000,000	$24,999,979
2.090%, due 12/04/19	15,000,000	15,000,000
2.200%, due 11/05/19	40,000,000	40,000,046
2.253%, due 11/01/19[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	32,000,000	32,000,000
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	30,000,000	30,000,000
2.320%, due 12/09/19	13,000,000	13,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	50,000,000	50,000,000
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 04/22/20	40,000,000	40,000,000
2.100%, due 01/02/20	25,000,000	25,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	35,000,000	35,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.340%, 2.186%, due 11/21/19 [1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19 [1]	30,000,000	30,000,000
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19 [1]	15,000,000	15,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	28,000,000	28,000,000

		1,087,999,491

Banking-US—0.7%
Citibank N.A. 2.300%, due 12/03/19	50,000,000	50,000,000
Total certificates of deposit (cost—$1,137,999,491)		1,137,999,491

Commercial paper[2]—51.9%
Asset backed-miscellaneous—23.1%
Albion Capital Corp. 1.980%, due 01/21/20	33,025,000	32,877,874
2.150%, due 11/21/19	17,860,000	17,838,667
Antalis S.A. 2.030%, due 01/09/20	74,000,000	73,712,078
2.040%, due 11/07/19	35,000,000	34,988,100

45

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.110%, due 01/06/20	$15,000,000	$14,941,975
2.140%, due 01/03/20	20,000,000	19,925,100
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	13,000,000	12,910,444
2.050%, due 01/10/20	54,500,000	54,282,757
Barton Capital Corp. 2.095%, due 11/25/19	29,000,000	28,959,497
2.100%, due 01/06/20	39,000,000	38,849,850
2.110%, due 12/03/19	25,000,000	24,953,111
Chariot Funding LLC 2.000%, due 01/09/20	20,000,000	19,923,333
2.030%, due 01/06/20	36,000,000	35,866,020
2.050%, due 01/14/20	16,000,000	15,932,578
2.050%, due 03/20/20	15,000,000	14,880,417
2.065%, due 01/03/20	15,000,000	14,945,794
2.070%, due 01/13/20	25,000,000	24,895,062
2.090%, due 12/03/19	40,000,000	39,925,689
Charta LLC 1.960%, due 12/05/19	26,000,000	25,951,871
2.100%, due 11/08/19	30,000,000	29,987,750
2.120%, due 11/07/19	36,000,000	35,987,280
Fairway Finance Co. LLC
1 mo. USD LIBOR + 0.080%, 2.020%, due 11/11/19[1,3]	25,000,000	24,999,853
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	11,000,000	11,000,000
Fairway Finance Corp. 2.200%, due 11/12/19	10,000,000	9,993,278
2.200%, due 11/20/19	1,800,000	1,797,910
2.260%, due 11/04/19	15,000,000	14,997,175
Liberty Funding LLC 2.000%, due 02/04/20	26,000,000	25,862,778
2.030%, due 12/03/19	20,000,000	19,892,861
Liberty Street Funding LLC 2.000%, due 02/10/20	50,000,000	49,719,444
2.010%, due 02/07/20	10,000,000	9,945,283
2.090%, due 12/03/19	20,000,000	19,962,844
2.130%, due 11/07/19	20,000,000	19,992,900
2.140%, due 12/05/19	7,270,000	7,255,307
LMA Americas LLC 1.970%, due 04/09/20	18,000,000	17,842,400
1.980%, due 03/06/20	15,000,000	14,896,050
1.980%, due 04/17/20	17,000,000	16,842,920
2.010%, due 03/12/20	20,000,000	19,852,600
2.040%, due 02/05/20	10,000,000	9,945,600
2.050%, due 02/07/20	18,000,000	17,899,550
2.050%, due 02/10/20	9,000,000	8,948,237
2.100%, due 12/09/19	35,000,000	34,922,417
2.360%, due 11/07/19	11,000,000	10,995,673
2.550%, due 11/14/19	10,000,000	9,990,792
2.550%, due 11/19/19	14,000,000	13,982,150
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	30,000,000	29,933,500
2.100%, due 12/10/19	22,000,000	21,949,950

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.100%, due 12/13/19	$11,000,000	$10,973,050
2.110%, due 11/14/19	90,000,000	89,931,425
Nieuw Amsterdam Receivables Corp.
2.035%, due 02/04/20	24,000,000	23,871,117
2.200%, due 01/09/20	20,000,000	19,915,667
Old Line Funding LLC 1.910%, due 04/24/20	20,000,000	19,814,306
1.960%, due 04/20/20	20,000,000	19,813,800
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/20/19[1,3]	20,000,000	20,000,000
2.000%, due 02/20/20	15,000,000	14,907,500
2.020%, due 04/06/20[3]	25,000,000	24,779,764
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	8,000,000	8,000,000
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	33,000,000	33,000,000
2.090%, due 12/03/19	15,000,000	14,972,133
Starbird Funding Corp. 1.650%, due 11/01/19	35,000,000	35,000,000
1.870%, due 02/03/20	12,000,000	11,941,407
2.110%, due 12/10/19	38,000,000	37,913,138
2.250%, due 11/04/19	23,000,000	22,995,687
2.250%, due 12/10/19	22,000,000	22,000,000
Thunder Bay Funding LLC 2.000%, due 04/08/20	35,000,000	34,690,833
2.010%, due 03/05/20	8,000,000	7,944,167
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	17,000,000	17,000,000
2.090%, due 12/04/19	30,000,000	29,942,525
2.090%, due 01/22/20	27,000,000	26,871,465
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	23,000,000	23,000,000
Victory Receivables Corp. 2.100%, due 01/02/20	20,000,000	19,927,667

		1,695,162,370

Banking-non-US—19.3%
Agricultural Bank of China Ltd. 2.220%, due 12/04/19	50,000,000	49,898,250
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	28,000,000	28,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	22,000,000	22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.200%, 2.046%, due 11/20/19[1,3]	15,000,000	14,994,537
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	20,000,000	20,000,000

46

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
Banque et Caisse d’Epargne de L’Etat 2.235%, due 11/29/19	$12,000,000	$11,979,140
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	30,000,000	30,000,000
China Construction Bank Corp. 1.860%, due 11/05/19	25,000,000	24,994,833
1.880%, due 11/01/19	30,000,000	30,000,000
2.210%, due 11/08/19	15,000,000	14,993,554
DBS Bank Ltd. 1.890%, due 05/01/20	50,000,000	49,522,250
2.020%, due 01/21/20	14,000,000	13,936,370
2.030%, due 01/06/20	11,500,000	11,457,201
2.035%, due 01/14/20	26,000,000	25,891,241
2.140%, due 02/03/20	21,000,000	20,882,657
2.170%, due 12/11/19	19,000,000	18,907,233
2.280%, due 12/11/19	19,000,000	18,951,867
Dexia Credit Local 1.890%, due 04/20/20	35,000,000	34,685,787
1.980%, due 04/03/20	19,000,000	18,839,070
DNB Bank ASA
1.990%, due 01/16/20	15,000,000	14,936,983
Erste Abwicklungsanstalt
2.020%, due 03/18/20	17,000,000	16,868,363
Federation des Caisses Desjardins du Quebec 1.820%, due 11/01/19	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	17,000,000	16,997,152
Groupe BPCE
1.950%, due 04/03/20	8,000,000	7,933,267
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	45,000,000	44,987,550
2.250%, due 11/12/19	55,000,000	54,962,187
2.270%, due 12/09/19	25,000,000	24,940,097
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	11,000,000	10,997,965
2.280%, due 11/15/19	25,500,000	25,477,390
National Australia Bank Ltd. 1.900%, due 04/01/20	14,350,000	14,234,881
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	28,000,000	28,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	28,000,000	27,832,988
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	20,000,000	19,924,811
2.020%, due 01/08/20	4,000,000	3,984,738
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	30,000,000	30,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	$25,000,000	$25,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 02/28/20	35,000,000	34,775,553
2.120%, due 12/04/19	13,200,000	13,174,348
2.120%, due 12/17/19	49,000,000	48,867,264
Toronto-Dominion Bank Ltd. 1.770%, due 11/05/19	105,000,000	104,979,350
2.230%, due 01/08/20	50,000,000	49,789,389
United Overseas Bank Ltd. 2.000%, due 01/08/20	25,000,000	24,905,556
2.070%, due 01/15/20	32,000,000	31,862,000
2.090%, due 11/05/19	25,000,000	24,994,194
2.090%, due 11/08/19	28,000,000	27,988,621
2.090%, due 12/05/19	50,000,000	49,901,306
2.120%, due 11/12/19	20,000,000	19,987,044
Westpac Securities New Zealand Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	16,000,000	16,000,000

		1,412,236,987

Banking-US—5.1%
Bedford Row Funding Corp. 2.059%, due 10/23/20	35,000,000	35,000,000
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 1.890%, due 07/01/20	35,000,000	34,553,487
1.950%, due 03/09/20	19,000,000	18,867,238
1.960%, due 04/15/20	10,000,000	9,909,622
2.000%, due 05/26/20	22,000,000	21,747,000
Collateralized Commercial Paper Co. LLC 2.030%, due 03/12/20	9,000,000	8,933,010
2.100%, due 02/03/20	24,000,000	23,868,400
1 mo. USD LIBOR + 0.260%, 2.106%, due 11/21/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	10,000,000	10,000,093
2.250%, due 01/10/20	15,000,000	14,934,375
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	20,000,000	20,000,000
2.290%, due 12/11/19	28,000,000	27,928,756
ING US Funding LLC 1.890%, due 04/17/20	9,000,000	8,920,620
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	30,000,000	30,000,000

		376,162,601

47

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.2%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	$35,000,000	$34,992,533
1.950%, due 11/04/19	50,000,000	49,991,875

		84,984,408

Finance-other—3.2%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	25,000,000	24,991,625
2.020%, due 11/07/19	35,000,000	34,988,217
2.200%, due 11/05/19	75,000,000	74,981,667
2.200%, due 11/06/19	75,000,000	74,977,083
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	13,000,000	13,000,000

		238,938,592
Total Commercial paper (cost—$3,807,484,958)		3,807,484,958

Repurchase agreements—29.7%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $241,334,100 US Treasury Notes, 2.625% to 2.750% due 08/31/23 to 12/31/25; (value—$255,000,051); proceeds: $250,011,944	250,000,000	250,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $16,377,883 various asset-backed convertible bonds, 2.128% to 9.000% due 06/01/21 to 10/25/33; (value—$16,207,796); proceeds: $15,000,825	15,000,000	15,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $760,695,000 US Treasury Bills, zero coupon to 0.125% due 04/15/20 to 04/30/20 and $954,720,000 US Treasury Notes, 2.250% to 3.000 due 09/30/25 to 11/30/25; (value—$1,836,001,505); proceeds: $1,800,086,000	1,800,000,000	1,800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Goldman Sachs & Co., 1.680% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.900% due 04/26/33 and $65,001,000 Federal Home Loan Bank obligations, 6.250% due 07/15/32; (value—$95,982,088); proceeds: $94,104,391	$94,100,000	$94,100,000
Repurchase agreement dated 10/01/2019 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 11/05/2019, collateralized by 90,408 shares of various equity securities; (value—$16,050,132); proceeds: $15,029,625[4]	15,000,000	15,000,000
Total repurchase agreements (cost—$2,174,100,000)		2,174,100,000
Total investments (cost—$7,372,584,449 which approximates cost for federal income tax purposes)—100.6%		7,372,584,449

Liabilities in excess of other assets—(0.6)%		(40,789,468)
Net assets—100.0%		$7,331,794,981

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

48

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$253,000,000	$—	$253,000,000
Certificates of deposit	—	1,137,999,491	—	1,137,999,491
Commercial paper	—	3,807,484,958	—	3,807,484,958
Repurchase agreements	—	2,174,100,000	—	2,174,100,000
Total	$—	$7,372,584,449	$—	$7,372,584,449

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $672,271,399, represented 9.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

49

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 1.260%, VRD	$2,245,000	$2,245,000

Alaska—0.4%
Alaska International Airports Revenue Refunding (System), Series A, 1.120%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.260%, VRD	2,000,000	2,000,000

		9,345,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.180%, VRD	9,750,000	9,750,000

Colorado—1.7%
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 1.350%, VRD	10,235,000	10,235,000
Series A2, 1.350%, VRD	15,605,000	15,605,000
Series A3, 1.350%, VRD	13,710,000	13,710,000

		39,550,000

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.110%, VRD	11,000,000	11,000,000

Florida—2.0%
Miami-Dade County School Board Tax Anticipation Notes 2.000%, due 02/27/20	4,000,000	4,010,884
3.000%, due 02/27/20	6,000,000	6,034,942
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.090%, VRD	34,535,000	34,535,000

		44,580,826

Georgia—0.9%
Cobb County School District, GO Bonds 3.000%, due 12/18/19	10,000,000	10,016,888
County of Fulton Tax Anticipation Notes 2.500%, due 12/31/19	10,000,000	10,016,682

		20,033,570

	Face Amount	Value
Municipal bonds—(continued)
Idaho—0.5%
Idaho Tax Anticipation Notes, GO Bonds
3.000%, due 06/30/20	$10,000,000	$10,111,254

Illinois—9.1%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.100%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.220%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.130%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.110%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.180%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.140%, VRD	24,985,000	24,985,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.140%, VRD	6,980,000	6,980,000
1.140%, VRD	6,900,000	6,900,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.250%, VRD	43,910,000	43,910,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.080%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.140%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.080%, VRD	34,687,000	34,687,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.110%, VRD	5,000,000	5,000,000
Series A-2D, 1.110%, VRD	5,000,000	5,000,000

		207,432,000

50

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Indiana—5.0%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.250%, VRD	$37,370,000	$37,370,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.130%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.170%, VRD	7,500,000	7,500,000

		114,000,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue 3.000%, due 06/25/20	5,030,000	5,081,386

Maryland—2.0%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.120%, VRD	32,120,000	32,120,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.120%, VRD	12,470,000	12,470,000

		44,590,000

Massachusetts—0.5%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,108,223
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.070%, VRD	5,255,000	5,255,000

		12,363,223

Michigan—1.1%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.380%, VRD	23,800,000	23,800,000

Minnesota—0.1%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.100%, VRD	2,035,000	2,035,000

Mississippi—5.0%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 1.260%, VRD	300,000	300,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.260%, VRD	$600,000	$600,000
Series A, 1.260%, VRD	25,105,000	25,105,000
Series B, 1.260%, VRD	1,300,000	1,300,000
Series C, 1.260%, VRD	9,305,000	9,305,000
Series C, 1.260%, VRD	13,240,000	13,240,000
Series D, 1.110%, VRD	1,525,000	1,525,000
Series D, 1.260%, VRD	7,075,000	7,075,000
Series E, 1.260%, VRD	3,600,000	3,600,000
Series F, 1.260%, VRD	7,500,000	7,500,000
Series G, 1.260%, VRD	29,065,000	29,065,000
Series I, 1.260%, VRD	12,875,000	12,875,000
Series L, 1.260%, VRD	925,000	925,000

		112,415,000

Missouri—2.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 1.080%, VRD	10,000,000	10,000,000
Series C-5, 1.130%, VRD	4,925,000	4,925,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1,
1.330%, VRD	21,550,000	21,550,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C, 1.210%, VRD	10,500,000	10,500,000
Series D, 1.210%, VRD	2,200,000	2,200,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A,
1.100%, VRD	13,175,000	13,175,000

		62,350,000

51

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New Hampshire—0.4%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
1.120%, VRD	$9,945,000	$9,945,000

New York—26.1%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
1.040%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund
1.280%, VRD	10,000,000	10,000,000
Subseries A-1, 1.200%, VRD	45,080,000	45,080,000
Subseries B-1, 1.100%, VRD	12,000,000	12,000,000
Subseries E-1, 1.220%, VRD	29,960,000	29,960,000
Subseries E-4, 1.140%, VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.120%, VRD	18,000,000	18,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 1.110%, VRD	3,450,000	3,450,000
Series BB-5, 1.230%, VRD	15,805,000	15,805,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.340%, VRD	83,560,000	83,560,000
Series DD-2, 1.350%, VRD	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.140%, VRD	21,190,000	21,190,000
Subseries A-4, 1.260%, VRD	31,940,000	31,940,000
Subseries C-6, 1.110%, VRD	4,000,000	4,000,000
Subseries D-4, 1.250%, VRD	27,500,000	27,500,000
Subseries E-4, 1.350%, VRD	17,950,000	17,950,000
New York City, GO Bonds, Subseries B-3, 1.080%, VRD	8,300,000	8,300,000
Subseries D-4, 1.200%, VRD	55,465,000	55,465,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Subseries L-4, 1.220%, VRD	$32,325,000	$32,325,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.130%, VRD	58,445,000	58,445,000
Series A-2, 1.100%, VRD	10,125,000	10,125,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.120%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.100%, VRD	9,950,000	9,950,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.350%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.110%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.110%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.130%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.090%, VRD	2,750,000	2,750,000
Series B, 1.090%, VRD	750,000	750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series 2005B-4C, 1.220%, VRD	24,185,000	24,185,000
Series C, 1.300%, VRD	23,250,000	23,250,000

		592,700,000

North Carolina—1.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.200%, VRD	22,790,000	22,790,000

52

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
North Carolina—(concluded)
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.080%, VRD	$7,610,000	$7,610,000

		30,400,000

Ohio—1.6%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group) 1.110%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 1.300%, VRD	8,110,000	8,110,000
Ohio (Common Schools), GO Bonds, Series A, 1.030%, VRD	2,145,000	2,145,000
Series B, 1.030%, VRD	1,070,000	1,070,000
Series D, 1.040%, VRD	9,695,000	9,695,000
Ohio Hospital Facility Revenue (Cleveland Clinic Helath System), Series D-1, 1.120%, VRD	3,170,000	3,170,000

		36,190,000

Pennsylvania—3.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 1.230%, VRD	3,120,000	3,120,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.140%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.140%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.110%, VRD	7,975,000	7,975,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 1.100%, VRD	23,695,000	23,695,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.140%, VRD	19,920,000	19,920,000

		78,355,000

Rhode Island†—0.0%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.150%, VRD	1,000,000	1,000,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—0.8%
Charleston County School District Revenue, Series A, 3.000%, due 03/01/20	$8,000,000	$8,043,360
Richland County South Carolina, GO Bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,039,700

		18,083,060

Tennessee—1.9%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.330%, VRD	31,000,000	31,000,000
1.330%, VRD	12,000,000	12,000,000

		43,000,000

Texas—16.1%
Austin Water & Wastewater Systems Revenue Refunding 1.130%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.350%, VRD	49,955,000	49,955,000
Subseries C-2, 1.350%, VRD	39,495,000	39,495,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.150%, VRD	1,815,000	1,815,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 1.110%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 1.250%, VRD	32,810,000	32,810,000
1.250%, VRD	20,950,000	20,950,000
1.250%, VRD	33,600,000	33,600,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 1.260%, VRD	20,265,000	20,265,000
Texas State Veteran, GO Bonds 1.180%, VRD	8,400,000	8,400,000
1.260%, VRD	23,970,000	23,970,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	51,092,318
University of Texas Permanent University Fund Revenue (System), Series A, 1.100%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems), Series B, 1.030%, VRD	11,330,000	11,330,000
Series B, 1.030%, VRD	4,270,000	4,270,000

53

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
University of Texas University Revenue Refunding (Financing System), Series B, 1.100%, VRD	$46,260,000	$46,260,000

		366,587,318

Utah—1.3%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.350%, VRD	9,800,000	9,800,000
Series D, 1.250%, VRD	18,665,000	18,665,000

		28,465,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.120%, VRD	29,885,000	29,885,000
Series D, 1.090%, VRD	18,055,000	18,055,000

		47,940,000

Washington—0.5%
Port of Tacoma WA Revenue, Series B, 1.150%, VRD	8,000,000	8,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.120%, VRD	3,050,000	3,050,000

		11,050,000

Wisconsin—2.9%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 1.140%, VRD	7,000,000	7,000,000
Series C, 1.320%, VRD	38,500,000	38,500,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 1.300%, VRD	14,200,000	14,200,000
Series B, 1.130%, VRD	7,000,000	7,000,000

		66,700,000
Total Municipal bonds (cost—$2,061,097,637)		2,061,097,637

Tax-exempt commercial paper—9.5%
Colorado—0.3%
University of Colorado 1.220%, due 01/07/20	7,000,000	7,000,000

District of Columbia—0.7%
District Of Columbia 1.420%, due 11/06/19	12,000,000	12,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
District of Columbia—(concluded)
Washington D.C. Metropolitan Airport Authority 1.380%, due 11/21/19	$5,000,000	$5,000,000

		17,000,000

Florida—0.9%
Miami-Dade County Water & Sewer Revenue 1.300%, due 11/06/19	14,200,000	14,200,000
1.380%, due 11/06/19	6,000,000	6,000,000

		20,200,000

Illinois—0.9%
Illinois Educational Facilities Authority Revenue 1.350%, due 11/04/19	20,000,000	20,000,000

Maryland—0.8%
Montgomery County
1.330%, due 11/07/19	12,000,000	12,000,000
1.400%, due 12/05/19	6,000,000	6,000,000

		18,000,000

Massachusetts—0.7%
Harvard University 1.350%, due 01/08/20	7,000,000	7,000,000
1.290%, due 01/22/20	10,000,000	10,000,000

		17,000,000

New York—1.0%
New York State Power Authority 1.300%, due 11/13/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.350%, due 11/21/19	8,300,000	8,300,000
1.370%, due 12/11/19	10,000,000	10,000,000
1.370%, due 01/03/20	5,000,000	5,000,000

		23,300,000

Texas—3.2%
Lower Colorado River Authority Revenue
1.300%, due 11/05/19	17,119,000	17,119,000
Methodist Hospital
1.680%, due 11/05/19	5,000,000	5,000,000
1.470%, due 12/04/19	15,000,000	15,000,000
University of Texas
1.350%, due 11/04/19	6,000,000	6,000,000
1.260%, due 12/04/19	9,000,000	9,000,000
1.400%, due 12/04/19	10,000,000	10,000,000
1.380%, due 12/09/19	10,000,000	10,000,000

		72,119,000
Total tax-exempt commercial paper (cost—$216,619,000)		216,619,000
Total investments (cost—$2,277,716,637 which approximates cost for federal income tax purposes)—100.2%		2,277,716,637

Liabilities in excess of other assets—(0.2)%		(4,485,164)
Net assets—100.0%		$2,273,231,473

54

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,061,097,637	$—	$2,061,097,637
Tax-exempt commercial paper	—	216,619,000	—	216,619,000
Total	$—	$2,277,716,637	$—	$2,277,716,637

At October 31, 2019 there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2019 and reset periodically.

See accompanying notes to financial statements.

55

Master Trust

Statement of assets and liabilities

October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$14,462,366,351	$8,684,555,324	$12,637,096,177	$5,198,484,449	$2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
	19,112,366,351	16,654,555,324	23,262,096,177	7,372,584,449	2,277,716,637

Investments, at value
Investments	14,465,439,382	8,684,555,324	12,637,096,177	5,198,484,449	2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
Cash	695,903	5,135,747	1,967,888	990,577	7,224,804
Receivable for interest	12,453,732	9,609,500	27,021,205	3,772,291	3,603,194
Total assets	19,128,589,017	16,669,300,571	23,291,085,270	7,377,347,317	2,288,544,635

Liabilities:
Payable for investments purchased	28,190,506	210,173,934	558,492,959	44,996,633	15,153,190
Payable to affiliate	1,541,437	1,336,612	1,619,026	555,703	159,972
Total liabilities	29,731,943	211,510,546	560,111,985	45,552,336	15,313,162
Net assets, at value	$19,098,857,074	$16,457,790,025	$22,730,973,285	$7,331,794,981	$2,273,231,473

See accompanying notes to financial statements.

56

Master Trust

Statement of operations

For the six months ended October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$214,577,613	$179,817,007	$199,987,905	$68,039,861	$16,884,786
Expenses:
Investment advisory and administration fees	8,959,003	7,926,161	8,923,918	2,871,129	1,145,405
Trustees’ fees and expenses	43,856	39,315	45,371	18,998	11,875
Total expenses	9,002,859	7,965,476	8,969,289	2,890,127	1,157,280
Net investment income	205,574,754	171,851,531	191,018,616	65,149,734	15,727,506
Net realized gain	—	388,125	19,268	—	—
Net change in unrealized appreciation	2,302,083	—	—	—	—
Net increase in net assets resulting from operations	$207,876,837	$172,239,656	$191,037,884	$65,149,734	$15,727,506

See accompanying notes to financial statements.

57

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$205,574,754	$285,653,069
Net realized gain	—	41,014
Net change in unrealized appreciation	2,302,083	510,868
Net increase in net assets resulting from operations	207,876,837	286,204,951
Net increase in net assets from beneficial interest transactions	3,111,820,607	7,717,303,802
Net increase in net assets	3,319,697,444	8,003,508,753
Net assets:
Beginning of period	15,779,159,630	7,775,650,877
End of period	$19,098,857,074	$15,779,159,630

	Government Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$171,851,531	$311,128,479
Net realized gain	388,125	253,159
Net increase in net assets resulting from operations	172,239,656	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	2,007,063,097	(1,709,825,456)
Net increase (decrease) in net assets	2,179,302,753	(1,398,443,818)
Net assets:
Beginning of period	14,278,487,272	15,676,931,090
End of period	$16,457,790,025	$14,278,487,272

	Treasury Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$191,018,616	$362,463,120
Net realized gain	19,268	685
Net increase in net assets resulting from operations	191,037,884	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	5,317,245,432	(1,169,718,825)
Net increase (decrease) in net assets	5,508,283,316	(807,255,020)
Net assets:
Beginning of period	17,222,689,969	18,029,944,989
End of period	$22,730,973,285	$17,222,689,969

See accompanying notes to financial statements.

58

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$65,149,734	$81,554,858
Net increase in net assets resulting from operations	65,149,734	81,554,858
Net increase in net assets from beneficial interest transactions	2,385,014,980	2,429,739,812
Net increase in net assets	2,450,164,714	2,511,294,670
Net assets:
Beginning of period	4,881,630,267	2,370,335,597
End of period	$7,331,794,981	$4,881,630,267

	Tax-Free Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$15,727,506	$35,793,099
Net increase in net assets resulting from operations	15,727,506	35,793,099
Net decrease in net assets from beneficial interest transactions	(18,599,023)	(1,087,651,672)
Net decrease in net assets	(2,871,517)	(1,051,858,573)
Net assets:
Beginning of period	2,276,102,990	3,327,961,563
End of period	$2,273,231,473	$2,276,102,990

See accompanying notes to financial statements.

59

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.28%[1]	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[2]	1.16%	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of period (000’s)	$19,098,857	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

60

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30,2017
		2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.08%[2]
Net investment income	2.16%[2]	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.10%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$16,457,790	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

61

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.13%[1]	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[2]	1.09%	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of period (000’s)	$22,730,973	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

62

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
		2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.25%[2]	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.15%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,331,795	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.36%[1]	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[2]	0.69%	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of period (000’s)	$2,273,231	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

64

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series. The financial statements for the remaining series of the Trust are not included herein as it had not yet commenced operations as of October 31, 2019.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

65

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.
The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

66

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

67

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,541,437
Government Master Fund	1,336,612
Treasury Master Fund	1,619,026
Prime CNAV Master Fund	555,703
Tax-Free Master Fund	159,972

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

68

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and during the period ended October 31, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	82,356,628
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	49,940,340

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$15,341,065,126	$23,302,510,554
Withdrawals	(12,229,244,519)	(15,585,206,752)
Net increase in beneficial interest	$3,111,820,607	$7,717,303,802

Goverment Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$22,291,173,761	$41,871,149,616
Withdrawals	(20,284,110,664)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$2,007,063,097	$(1,709,825,456)

69

Master Trust

Notes to financial statements (unaudited)

Treasury Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$24,673,178,069	$40,183,445,154
Withdrawals	(19,355,932,637)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$5,317,245,432	$(1,169,718,825)

Prime CNAV Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$4,379,775,563	$4,397,532,247
Withdrawals	(1,994,760,583)	(1,967,792,435)
Net increase in beneficial interest	$2,385,014,980	$2,429,739,812

Tax-Free Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$646,363,382	$2,163,610,694
Withdrawals	(664,962,405)	(3,251,262,366)
Net decrease in beneficial interest	$(18,599,023)	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$3,309,828
Gross unrealized depreciation	(236,797)
Net unrealized appreciation	$3,073,031

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

70

Master Trust

Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

71

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

72

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

73

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2020. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Government Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

74

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by two tenths of a basis point (i.e., 0.002%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was below the median by more than 2 basis points (i.e., 0.02%) and its overall expenses were below the median by 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 2 basis points (i.e., 0.02%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while Select Prime Institutional Feeder Fund’s Contractual Management Fee and overall expenses each were at or below the applicable Expense Group median.

75

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by approximately 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only one peer fund in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Capital Feeder Fund’s Actual Management Fee and the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%) and less than 1 basis point (i.e., 0.01%), respectively, while the total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board

76

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 1 basis point (i.e., 0.01%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 3 basis points (i.e., 0.03%), respectively, for the one-, three-, five- and ten-year periods and since inception.

77

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

78

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

79

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1663

UBS Select Capital Funds

Semiannual Report  |  October 31, 2019

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

Explanatory Note: After the close of the semi-annual reporting period, both UBS Select Government Capital Fund and UBS Select Treasury Capital Fund ceased operations in November 2019. As former shareholders were previously informed, the utilization of the Funds through their primary distribution channel ceased, and all shareholders were redeemed as part of this transition. This final report was prepared for regulatory reporting purposes and not for transmission to shareholders as no shares of the Funds remain outstanding as of the finalization of this report in December 2019.

1

UBS Select Capital Funds

2

UBS Select Capital Funds

Understanding a Fund’s expenses1 (unaudited)

A shareholder of a Fund would have incurred ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund ceased operations and liquidated in November 2019, and this section is included in this report given regulatory requirements. Since each Fund was a “feeder fund” that invested in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value[2] October 31, 2019	Expenses paid during period[3] 05/01/19 to 10/31/19	Expense ratio during the period

UBS Select Government Capital Fund
Actual	$1,000.00	$1,010.50	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.13	1.02	0.20

UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,010.30	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.13	1.02	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

4

UBS Select Capital Funds

Yields and characteristics at a glance—October 31, 2019 (unaudited)

UBS Select Government Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.66%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.68
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.50
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.51
Weighted average maturity[2]	35 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.69%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.71
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.52
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.54
Weighted average maturity[2]	44 days

You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS Select Capital Funds

Statement of assets and liabilities

October 31, 2019 (unaudited)

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$3,067,076,605	$1,272,974,921

Investments in Master Fund, at value	3,067,076,605	1,272,974,921
Other assets	23,902	15,629
Total assets	3,067,100,507	1,272,990,550

Liabilities:
Dividends payable to shareholders	4,557,643	1,918,138
Payable to affiliate	242,532	91,119
Accrued expenses and other liabilities	161,218	103,451
Total liabilities	4,961,393	2,112,708
Net assets	3,062,139,114	1,270,877,842
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,062,034,402 and 1,270,876,103 outstanding, respectively	$3,062,034,402	$1,270,876,103
Distributable earnings (accumulated losses)	104,712	1,739
Net assets	$3,062,139,114	$1,270,877,842
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements.

6

UBS Select Capital Funds

Statement of operations

For the six months ended October 31, 2019 (unaudited)

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$34,853,635	$16,134,337
Expenses allocated from Master Fund	(1,541,288)	(716,213)
Net investment income allocated from Master Fund	33,312,347	15,418,124
Expenses:
Service fees	2,309,441	1,073,158
Administration fees	1,539,612	715,442
Transfer agency fees	80,753	36,861
Professional fees	37,020	35,820
State registration fees	22,433	16,511
Trustees’ fees	18,902	12,318
Insurance fees	16,836	5,014
Reports and notices to shareholders	16,548	4,844
Accounting fees	3,636	3,306
Other expenses	15,895	8,895
	4,061,076	1,912,169
Fee waivers and/or expense reimbursements by administrator and distributor	(2,523,067)	(1,197,505)
Net expenses	1,538,009	714,664
Net investment income	31,774,338	14,703,460
Net realized gain allocated from Master Fund	73,153	1,698
Net increase in net assets resulting from operations	$31,847,491	$14,705,158

See accompanying notes to financial statements.

7

UBS Select Capital Funds

Statement of changes in net assets

	UBS Select Government Capital Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$31,774,338	$70,910,922
Net realized gain	73,153	57,676
Net increase in net assets resulting from operations	31,847,491	70,968,598
Total distributions	(31,774,338)	(70,910,922)
Net increase (decrease) in net assets from beneficial interest transactions	126,693,944	(1,498,466,649)
Net increase (decrease) in net assets	126,767,097	(1,498,408,973)
Net assets:

Beginning of period	2,935,372,017	4,433,780,990
End of period	$3,062,139,114	$2,935,372,017

	UBS Select Treasury Capital Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$14,703,460	$25,396,877
Net realized gain	1,698	46
Net increase in net assets resulting from operations	14,705,158	25,396,923
Total distributions	(14,703,460)	(25,398,729)
Net increase (decrease) in net assets from beneficial interest transactions	(286,799,931)	532,686,042
Net increase (decrease) in net assets	(286,798,233)	532,684,236
Net assets:

Beginning of period	1,557,676,075	1,024,991,839
End of period	$1,270,877,842	$1,557,676,075

See accompanying notes to financial statements.

8

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.010	0.020	0.010	0.003
Dividends from net investment income	(0.010)	(0.020)	(0.010)	(0.003)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.010)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.05%	1.99%	0.98%	0.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.36%[5]	0.36%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]	0.20%	0.20%	0.19%[5]
Net investment income[4]	2.06%[5]	1.96%	0.99%	0.30%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,062,139	$2,935,372	$4,433,781	$3,377,423

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.020	0.010	0.003	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.010)	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.020)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.03%	2.00%	0.98%	0.28%	0.05%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.37%[4]	0.37%	0.38%	0.37%	0.37%	0.37%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%[4]	0.20%	0.20%	0.20%	0.13%	0.06%
Net investment income[3]	2.06%[4]	2.02%	0.98%	0.27%	0.04%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,270,878	$1,557,676	$1,024,992	$1,205,579	$1,328,783	$1,582,631

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

10

UBS Select Capital Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) were each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund were “feeder funds” that invested substantially all of their assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds had the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016. Both Funds ceased operations and liquidated on November 18, 2019.

UBS AM is the investment advisor and administrator for the Master Funds and was the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) served as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund was directly affected by the performance of the corresponding Master Fund. The value of such investment reflected each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.63% for Government Capital Fund and 5.60% for Treasury Capital Fund at October 31, 2019).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund were allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds entered into contracts that contained a variety of representations that provided indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements was unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds did not have any prior claims or losses pursuant to these contracts and expected the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund recorded its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

11

UBS Select Capital Funds

Notes to financial statements (unaudited)

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund maintained a stable net asset value of $1.00 per share. The Funds adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Capital Fund and Treasury Capital Fund had adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund were permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund were exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates.

Dividends and distributions—Dividends and distributions to shareholders were recorded on the ex-dividend date. The amount of dividends and distributions was determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences were either considered temporary or permanent in nature. To the extent these differences were permanent in nature, such amounts would have been reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences did not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM served as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund paid UBS AM an administration fee, which was accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

At October 31, 2019, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed UBS AM
Government Capital Fund	$277,452
Treasury Capital Fund	110,730

The Funds and UBS AM had entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM was contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2020 (or its earlier liquidation) (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At October 31, 2019, UBS AM owed the Funds, and for the period ended October 31, 2019, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Capital Fund	$34,920	$213,626
Treasury Capital Fund	19,611	124,347

12

UBS Select Capital Funds

Notes to financial statements (unaudited)

Each Fund had agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it could do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement terminated when the Funds liquidated.

UBS AM could have voluntarily undertaken to waive fees and/or reimbursed expenses in the event that Fund yields dropped below a certain level. This additional undertaking was voluntary and not contractual and terminated when the Funds liquidated. At October 31, 2019, and for the period ended October 31, 2019, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US was the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US was entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

UBS AM—US had undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that expired when the Funds liquidated on November 18, 2019. To the extent that expenses were to be reimbursed, UBS AM would have reimbursed the Funds. For the period ended October 31, 2019, UBS AM—US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM—US
Government Capital Fund	$2,309,441
Treasury Capital Fund	1,073,158

Shares of beneficial interest

There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	21,385,586,383	53,665,421,995
Shares repurchased	(21,289,234,757)	(55,228,428,834)
Dividends reinvested	30,342,318	64,540,190
Net increase (decrease) in shares outstanding	126,693,944	(1,498,466,649)

Treasury Capital Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Shares sold	6,392,588,723	14,934,156,731
Shares repurchased	(6,694,462,700)	(14,424,174,903)
Dividends reinvested	15,074,046	22,704,214
Net increase (decrease) in shares outstanding	(286,799,931)	532,686,042

13

UBS Select Capital Funds

Notes to financial statements (unaudited)

Federal tax status

Each Fund intended to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes was required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intended not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2019 was as follows:

Fund	Ordinary income	Long-term realized capital gains
Government Capital Fund	$70,910,922	$—
Treasury Capital Fund	25,396,882	1,847

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Capital Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities

Subsequent event

At a meeting held on September 9, 2019, the Board of Trustees of UBS Series Funds determined, on the basis of a recommendation from UBS Asset Management (Americas) Inc., to adopt a plan of liquidation for UBS Select Government Capital Fund and UBS Select Treasury Capital Fund; the liquidation date for both funds was November 18, 2019. All shareholders were redeemed, and the Funds ceased operations and were liquidated.

14

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Funds’ and Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund disclosed, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Master Trust

Semiannual Report  |  October 31, 2019

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

17

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,011.00	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,010.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

18

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	52.8%
Repurchase agreements	48.4
Liabilities in excess of other assets	(1.2)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
US government obligations	55.6%
Repurchase agreements	46.7
Liabilities in excess of other assets	(2.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

19

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
US government and agency obligations—52.8%
Federal Farm Credit Bank
1.650%, due 01/16/20[1]	$51,500,000	$51,320,608
1 mo. USD LIBOR – 0.010%, 1.813%, due 11/25/19[2]	74,000,000	74,000,000
1 mo. USD LIBOR + 0.020%, 1.960%, due 11/09/19[2]	141,500,000	141,436,826
2.070%, due 12/12/19[1]	97,000,000	96,771,323
2.400%, due 11/25/19[1]	97,100,000	96,944,640
Federal Home Loan Bank
1.531%, due 05/01/20[1]	100,000,000	99,225,994
1.565%, due 01/31/20[1]	50,000,000	49,802,201
1.593%, due 01/31/20[1]	15,000,000	14,940,660
1.625%, due 01/27/20[1]	92,000,000	91,638,708
1.627%, due 01/29/20[1]	88,000,000	87,646,037
1.648%, due 01/24/20[1]	80,000,000	79,692,373
1.650%, due 01/07/20[1]	115,000,000	114,646,854
1.650%, due 01/28/20[1]	74,000,000	73,701,533
1.670%, due 12/10/19[1]	92,000,000	91,833,557
1.670%, due 04/03/20[1]	390,000,000	387,213,883
1.695%, due 01/13/20[1]	20,000,000	19,931,258
1.700%, due 12/05/19[1]	59,000,000	58,905,272
1.700%, due 01/15/20[1]	149,027,000	148,499,196
1.720%, due 12/03/19[1]	99,000,000	98,848,640
1.720%, due 12/11/19[1]	70,000,000	69,866,222
1.720%, due 12/12/19[1]	148,000,000	147,710,085
1 mo. USD LIBOR – 0.035%, 1.765%, due 11/30/19[2]	70,000,000	70,000,000
1 mo. USD LIBOR – 0.020%, 1.803%, due 11/25/19[2]	75,000,000	75,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	169,000,000	169,000,000
1 mo. USD LIBOR – 0.015%, 1.831%, due 11/20/19[2]	141,000,000	141,000,000
SOFR + 0.020%, 1.840%, due 11/01/19[2]	143,000,000	143,000,000
1.840%, due 01/30/20[1]	123,700,000	123,130,980
SOFR + 0.025%, 1.845%, due 11/01/19[2]	71,000,000	71,000,000
SOFR + 0.030%, 1.850%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR + 0.050%, 1.854%, due 11/26/19[2]	97,000,000	97,000,000
SOFR + 0.045%, 1.865%, due 11/01/19[2]	105,700,000	105,700,000
1 mo. USD LIBOR – 0.055%, 1.866%, due 11/14/19[2]	68,000,000	68,000,000
SOFR + 0.065%, 1.885%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR – 0.030%, 1.891%, due 11/12/19[2]	148,000,000	148,000,000
SOFR + 0.010%, 1.920%, due 11/01/19[2]	92,000,000	92,000,000
1.920%, due 12/03/19[1]	77,000,000	76,868,587
1.935%, due 12/13/19[1]	98,000,000	97,778,765
SOFR + 0.012%, 1.940%, due 11/01/19[2]	44,500,000	44,500,000
1.940%, due 11/20/19[1]	331,000,000	330,661,093
1.940%, due 12/16/19[1]	171,000,000	170,585,325

	Face amount	Value
US government and agency obligations—(concluded)
1.950%, due 06/17/20	$30,000,000	$30,000,000
1 mo. USD LIBOR – 0.020%, 1.958%, due 11/08/19[2]	170,000,000	170,000,000
1 mo. USD LIBOR – 0.030%, 1.960%, due 11/07/19[2]	121,000,000	121,000,000
1.960%, due 02/07/20[1]	74,575,000	74,177,101
2.000%, due 11/06/19[1]	60,850,000	60,833,097
2.005%, due 01/15/20[1]	43,000,000	42,820,385
2.025%, due 01/06/20[1]	146,000,000	145,457,975
1 mo. USD LIBOR + 0.060%, 2.050%, due 11/07/19[2]	148,000,000	148,000,000
2.050%, due 08/21/20	128,000,000	128,000,000
2.050%, due 09/10/20	88,000,000	88,000,000
1 mo. USD LIBOR + 0.065%, 2.076%, due 11/02/19[2]	97,500,000	97,500,000
2.080%, due 11/13/19[1]	74,000,000	73,948,693
2.085%, due 11/04/19[1]	110,500,000	110,480,801
2.100%, due 09/11/20	28,000,000	28,000,000
2.110%, due 08/06/20	97,000,000	97,000,000
2.125%, due 08/06/20	71,000,000	71,000,000
Federal Home Loan Mortgage Corp.
1.690%, due 02/20/20[1]	146,000,000	145,239,218
SOFR + 0.000%, 1.820%, due 11/01/19[2]	150,000,000	150,000,000
SOFR + 0.005%, 1.825%, due 11/01/19[2]	146,000,000	146,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	200,000,000	200,000,000
Federal National Mortgage Association
1.560%, due 01/29/20	100,000,000	99,614,333
US Treasury Bills
1.696%, due 03/05/20[1]	83,000,000	82,521,309
1.702%, due 04/09/20[1]	122,000,000	121,098,667
1.725%, due 04/02/20[1]	83,000,000	82,404,911
1.889%, due 03/12/20[1]	130,000,000	129,120,264
1.990%, due 02/06/20[1]	149,000,000	148,219,938
2.075%, due 12/26/19[1]	225,000,000	224,303,563
US Treasury Notes
1.125%, due 12/31/19	101,000,000	100,859,660
1.125%, due 03/31/20	88,000,000	87,725,736
1.125%, due 04/30/20	88,000,000	87,677,024
1.250%, due 02/29/20	75,000,000	74,788,077
1.375%, due 12/15/19	85,000,000	84,941,110
1.375%, due 04/30/20	61,000,000	60,905,786
1.625%, due 07/31/20	46,000,000	46,016,172
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	274,000,000	274,003,315
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	46,000,000	45,998,638
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	75,000,000	74,946,725
3 mo. Treasury money market yield + 0.022%, 1.857%, due 11/01/19[2]	143,000,000	142,891,701
1.875%, due 12/31/19	42,000,000	41,992,532
2.250%, due 03/31/20	50,000,000	50,113,562
2.375%, due 04/30/20	63,000,000	63,154,411
Total US government and agency obligations (cost—$8,684,555,324)		8,684,555,324

20

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
Repurchase agreements—48.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.620% due 11/07/19, collateralized by $548,220,741 Federal Home Loan Mortgage Corp. obligations, 2.029% to 4.079% due 04/15/38 to 08/15/47, $266,685,981 Federal National Mortgage Association obligations, 3.777% to 4.327% due 07/25/45 to 10/25/58 and $729,897,750 Government National Mortgage Association obligations, 1.685% to 4.254% due 01/20/42 to 08/20/64; (value—$206,000,000); proceeds: $200,063,000	$200,000,000	$200,000,000
Repurchase agreement dated 10/28/19 with Barclays Bank PLC, 1.660% due 11/04/19, collateralized by $148,577,992 Government National Mortgage Association obligations, 3.500% due 10/20/43 to 07/20/47; (value—$102,000,000); proceeds: $100,032,278	100,000,000	100,000,000
Repurchase agreement dated 10/30/19 with Barclays Bank PLC, 1.660% due 11/06/19, collateralized by $1,499,870,618 Federal Home Loan Mortgage Corp. obligations, 2.021% to 6.058% due 01/15/22 to 10/25/49, $2,126,256,142 Federal National Mortgage Association obligations, 1.851% to 6.500% due 10/25/25 to 12/25/57 and $4,338,909,403 Government National Mortgage Association obligations, zero coupon to 5.500% due 02/20/27 to 07/20/69; (value—$309,000,000); proceeds: $300,096,833	300,000,000	300,000,000
Repurchase agreement dated 10/29/19 with Barclays Bank PLC, 1.670% due 11/05/19, collateralized by $268,513,659 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/43 to 05/20/49; (value—$102,000,000); proceeds: $100,032,472	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $724,572,700 US Treasury Inflation Index Bonds, 0.875% to 2.500 due 01/15/27 to 02/15/48, $1,559,327,000 US Treasury Inflation Index Notes, 0.125% to 1.250 due 07/15/20 to 01/15/29, $3,967,000 US Treasury Bond Principal STRIPs, zero coupon due 08/15/29 to 08/15/39 and $42,890,500 US Treasury Bond STRIPs, zero coupon due 08/15/33 to 02/15/49; (value—2,652,000,086); proceeds: $2,600,124,222	2,600,000,000	2,600,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/19 with Barclays Bank PLC, 1.820% due 11/01/19, collateralized by $103,596,775 Government National Mortgage Association obligations, 3.500% to 4.000% due 07/20/47 to 06/20/49; (value—$102,000,000); proceeds: $100,035,389	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.730% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.980% due 04/05/38, $2,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 03/15/28, $100 US Treasury Bond, 8.125% due 08/15/21, $22,793,100 US Treasury Inflation Index Notes, 1.750% to 3.630% due 01/15/28 to 04/15/28, $66,131,300 US Treasury Notes, 1.750% to 2.000% due 07/31/22 to 07/31/24, and $113 US Treasury Bond STRIP, zero coupon due 08/15/48; (value—$102,000,000); proceeds: $100,004,806	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,079,630,000 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/20 to 01/15/25 and $1,591,315,000 US Treasury Notes, 2.000% to 3.000% due 02/15/25 to 09/30/25; (value—$2,876,408,674); proceeds: $2,820,134,733	2,820,000,000	2,820,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.750% due 11/01/19, collateralized by $259,489,302 Federal Home Loan Mortgage Corp. obligations, 2.000% to 7.500% due 01/01/25 to 10/01/49 and $855,102,543 Federal National Mortgage Association obligations, 2.500% to 6.000% due 07/01/30 to 09/01/49; (value—$816,000,000); proceeds: $800,038,889	800,000,000	800,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.750% due 11/01/19, collateralized by $16,143,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29 and $137,377,000 Federal National Mortgage Association obligation, zero coupon due 01/02/20; (value—$153,000,942); proceeds: $150,007,292	150,000,000	150,000,000

21

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 1.720% due 12/05/19, collateralized by $190,274,209 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 07/15/28 to 01/15/55, $277,332,555 Federal National Mortgage Association obligations, 2.500% to 5.000% due 07/25/28 to 03/25/59 and $173,139,447 Government National Mortgage Association obligations, 2.000% to 4.500% due 10/20/38 to 02/20/49; (value—$510,000,000); proceeds: $506,593,333[3,4]	$500,000,000	$500,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Toronto- Dominion Bank, 1.740% due 11/01/19, collateralized by $244,321,956 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.500% due 08/01/20 to 09/01/49 and $459,030,115 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 06/01/49; (value—$204,000,000); proceeds: $200,009,667	$200,000,000	$ 200,000,000
Total repurchase agreements (cost—$7,970,000,000)		7,970,000,000
Total investments (cost—$16,654,555,324 which approximates cost for federal income tax purposes)—101.2%		16,654,555,324

Liabilities in excess of other assets—(1.2)%		(196,765,299)
Net assets—100.0%		$16,457,790,025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 26.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$8,684,555,324	$—	$8,684,555,324
Repurchase agreements	—	7,970,000,000	—	7,970,000,000
Total	$—	$16,654,555,324	$—	$16,654,555,324

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.0% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

22

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
US government obligations—55.6%
US Treasury Bills
1.617%, due 04/23/20[1]	$314,000,000	$311,599,482
1.689%, due 04/09/20[1]	501,000,000	497,326,756
1.696%, due 03/05/20[1]	94,000,000	93,457,868
1.725%, due 04/02/20[1]	94,000,000	93,326,044
1.873%, due 02/27/20[1]	183,000,000	181,902,305
1.889%, due 03/12/20[1]	140,000,000	139,052,592
1.921%, due 01/09/20[1]	358,000,000	356,777,166
1.990%, due 02/06/20[1]	155,000,000	154,188,532
2.075%, due 12/26/19[1]	260,000,000	259,195,228
2.181%, due 12/12/19[1]	232,000,000	231,437,735
2.188%, due 11/29/19[1]	327,000,000	326,488,163
2.294%, due 11/14/19[1]	300,000,000	299,757,333
2.295%, due 12/05/19[1]	521,000,000	519,898,975
2.398%, due 11/21/19[1]	400,000,000	399,480,611
2.746%, due 11/07/19[1]	250,000,000	249,890,104
US Treasury Notes
1.000%, due 11/30/19	300,000,000	299,719,089
1.125%, due 12/31/19	105,000,000	104,854,102
1.125%, due 03/31/20	87,000,000	86,728,852
1.125%, due 04/30/20	94,500,000	94,153,168
1.250%, due 01/31/20	157,000,000	156,665,148
1.250%, due 02/29/20	110,000,000	109,689,179
1.375%, due 12/15/19	390,000,000	389,646,921
1.375%, due 01/15/20	100,000,000	99,849,642
1.375%, due 01/31/20	200,000,000	199,706,194
1.375%, due 02/15/20	150,000,000	149,708,407
1.375%, due 04/30/20	222,000,000	221,672,569
1.500%, due 11/30/19	414,000,000	413,637,701
1.500%, due 05/31/20	150,000,000	149,900,391
1.625%, due 12/31/19	150,000,000	149,886,998
1.625%, due 06/30/20	371,000,000	370,954,731
1.625%, due 07/31/20	104,000,000	104,036,563
1.637%, due 11/01/19[2]	650,000,000	649,966,354
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	600,000,000	599,973,475
3 mo. Treasury money market yield + 0.043%, 1.680%, due 11/01/19[2]	600,000,000	599,830,722
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	254,000,000	253,751,966
1.750%, due 11/30/19	200,000,000	199,895,066
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	735,000,000	734,473,161
3 mo. Treasury money market yield + 0.139%, 1.776%, due 11/01/19[2]	350,000,000	349,717,795
3 mo. Treasury money market yield + 0.220%, 1.857%, due 11/01/19[2]	155,000,000	154,881,729
1.875%, due 12/31/19	162,000,000	161,888,566
1.875%, due 06/30/20	100,000,000	100,131,395
3 mo. Treasury money market yield + 0.300%, 1.937%, due 11/01/19[2]	150,000,000	150,065,477
2.125%, due 08/31/20	150,000,000	150,632,812
2.250%, due 03/31/20	270,000,000	270,624,444
2.375%, due 04/30/20	70,500,000	70,672,793
2.500%, due 05/31/20	226,000,000	227,102,393
2.500%, due 06/30/20	150,000,000	150,857,784

	Face amount	Value
US government obligations—(concluded)
2.625%, due 07/31/20	$250,000,000	$ 251,801,523
2.625%, due 08/15/20	150,000,000	151,171,875
3.375%, due 11/15/19	195,000,000	195,068,298
Total US government obligations (cost—$12,637,096,177)		12,637,096,177

Repurchase agreements—46.7%
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.610% due 11/07/19, collateralized by $393,533,700 US Treasury Notes, 2.125% to 2.625% due 09/30/24 to 03/31/25; (value—$408,000,085); proceeds: $400,125,222	400,000,000	400,000,000
Repurchase agreement dated 10/28/19 with Barclays Capital, Inc., 1.650% due 11/04/19, collateralized by $291,997,700 US Treasury Note, 2.625% due 12/31/23; (value—$306,000,093); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.720% due 11/01/19, collateralized by $229,511,100 US Treasury Inflation Index Bond, 2.125% due 02/15/40, $320,798,300 US Treasury Inflation Index Note, 0.500% due 04/15/24 and $814,385,800 US Treasury Notes, 1.625% to 2.875% due 02/28/22 to 01/31/26; (value—$1,530,000,032); proceeds: $1,500,071,667	1,500,000,000	1,500,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.720% due 11/01/19, collateralized by $300 US Treasury Bill, zero coupon due 11/07/19, $87,563,700 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $309,112,500 US Treasury Inflation Index Notes, 0.125% to 0.500% due 10/15/24 to 01/15/28, $181,661,000 US Treasury Notes, 1.250% to 2.625% due 4/30/20 to 10/31/24, $2,000 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/43 to 02/15/44 and $2,010 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 05/15/44; (value—$612,000,000); proceeds: $600,028,667	600,000,000	600,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $488,165,000 US Treasury Bill, Zero coupon due 04/30/20, $445,625,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/26 and $3,509,385,000 US Treasury Notes, 1.375% to 3.625% due 02/15/21 to 09/30/26; (value—$4,564,510,156); proceeds: $2,475,118,250	4,475,000,000	4,475,000,000

23

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/19 with Goldman Sachs & Co., 1.670% due 11/05/19, collateralized by $1,908,400 US Treasury Note, 2.250% to 2.500% due 12/31/24 to 01/31/25, $319,741,850 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/29 to 11/15/33 and $76,364,600 US Treasury Bond STRIPs, zero coupon due 11/15/24 to 02/15/48; (value—$306,000,006); proceeds: $300,097,417	$300,000,000	$300,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $230,689,500 US Treasury Bond, 3.000% due 11/15/44 and $127,018,600 US Treasury Note, 2.875% due 11/30/25; (value—$408,000,032); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 11/01/19, collateralized by $130,486,200 US Treasury Bond, 4.375% due 05/15/40 and $274,137,900 US Treasury Notes, 1.750% to 2.125% due 05/15/22 to 01/31/23; (value—$459,000,046); proceeds: $450,021,625	450,000,000	450,000,000
Repurchase agreement dated 10/31/19 with MUFG Securities (Canada) Ltd., 1.620% due 11/07/19, collateralized by $11,500 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $89,398,700 US Treasury Bonds, 3.750% to 4.375% due 05/15/41 to 08/15/41, $289,868,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $668,428,800 US Treasury Notes, 1.125% to 3.125% due 08/31/20 to 11/15/28; (value—$1,122,000,024); proceeds: $1,100,346,500	1,100,000,000	1,100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with MUFG Securities Americas Inc., 1.700% due 11/01/19, collateralized by $509,200 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $7,687,700 US Treasury Bonds, 3.000% to 3.375% due 11/15/44 to 11/15/48, $147,999,100 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/45 to 02/15/48 and $699,293,600 US Treasury Notes, 1.250% to 3.375% due to 11/15/19 to 02/15/29; (value—$816,000,078); proceeds: $800,037,778	$800,000,000	$ 800,000,000
Repurchase agreement dated 10/31/19 with Mizuho Securities USA LLC, 1.710% due 11/01/19, collateralized by $999,600 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $292,203,200 US Treasury Notes, 2.250% to 2.875% due 11/15/21 to 08/15/27; (value—$306,000,055); proceeds: $300,014,250	300,000,000	300,000,000
Total repurchase agreements (cost—$10,625,000,000)		10,625,000,000
Total investments (cost—$23,262,096,177 which approximates cost for federal income tax purposes)—102.3%		23,262,096,177

Liabilities in excess of other assets—(2.3)%		(531,122,892)
Net assets—100.0%		$22,730,973,285

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 26.

24

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$12,637,096,177	$—	$12,637,096,177
Repurchase agreements	—	10,625,000,000	—	10,625,000,000
Total	$—	$23,262,096,177	$—	$23,262,096,177

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

BNP	BNP Paribas
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

25

Master Trust

Statement of assets and liabilities

October 31, 2019 (unaudited)

	Government Master Fund	Treasury Master Fund
Assets:
Investments, at cost
Investments	$8,684,555,324	$12,637,096,177
Repurchase agreements	7,970,000,000	10,625,000,000
	16,654,555,324	23,262,096,177

Investments, at value
Investments	8,684,555,324	12,637,096,177
Repurchase agreements	7,970,000,000	10,625,000,000
Cash	5,135,747	1,967,888
Receivable for interest	9,609,500	27,021,205
Total assets	16,669,300,571	23,291,085,270

Liabilities:
Payable for investments purchased	210,173,934	558,492,959
Payable to affiliate	1,336,612	1,619,026
Total liabilities	211,510,546	560,111,985
Net assets, at value	$16,457,790,025	$22,730,973,285

See accompanying notes to financial statements.

26

Master Trust

Statement of operations

For the six months ended October 31, 2019 (unaudited)

	Government Master Fund	Treasury Master Fund
Investment income:
Interest	$179,817,007	$199,987,905
Expenses:
Investment advisory and administration fees	7,926,161	8,923,918
Trustees’ fees and expenses	39,315	45,371
Net expenses	7,965,476	8,969,289
Net investment income	171,851,531	191,018,616
Net realized gain	388,125	19,268
Net increase in net assets resulting from operations	$172,239,656	$191,037,884

See accompanying notes to financial statements.

27

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$171,851,531	$311,128,479
Net realized gain (loss)	388,125	253,159
Net increase in net assets resulting from operations	172,239,656	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	2,007,063,097	(1,709,825,456)
Net increase (decrease) in net assets	2,179,302,753	(1,398,443,818)
Net assets:

Beginning of period	14,278,487,272	15,676,931,090
End of period	$16,457,790,025	$14,278,487,272

	Treasury Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:

Net investment income	$191,018,616	$362,463,120
Net realized gain (loss)	19,268	685
Net increase in net assets resulting from operations	191,037,884	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	5,317,245,432	(1,169,718,825)
Net increase (decrease) in net assets	5,508,283,316	(807,255,020)
Net assets:

Beginning of period	17,222,689,969	18,029,944,989
End of period	$22,730,973,285	$17,222,689,969

See accompanying notes to financial statements.

28

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
		2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.08%[2]
Net investment income	2.16%[2]	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.10%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$16,457,790	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

29

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.13%[1]	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[2]	1.09%	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of period (000’s)	$22,730,973	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

30

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series. The financial statements for the remaining series of the Trust are not included herein. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As

31

Master Trust

Notes to financial statements (unaudited)

“government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

32

Master Trust

Notes to financial statements (unaudited)

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$1,336,612
Treasury Master Fund	1,619,026

33

Master Trust

Notes to financial statements (unaudited)

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At

October 31, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and during the period ended October 31, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended October 31, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Government Master Fund	$82,356,628
Treasury Master Fund	—

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$22,291,173,761	$41,871,149,616
Withdrawals	(20,284,110,664)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$2,007,063,097	$(1,709,825,456)

Treasury Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$24,673,178,069	$40,183,445,154
Withdrawals	(19,355,932,637)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$5,317,245,432	$(1,169,718,825)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of

34

Master Trust

Notes to financial statements (unaudited)

the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2019, and since inception for Government Master Fund and Treasury Master Fund, respectively, remains subject to examination by the Internal Revenue Service and state taxing authorities.

35

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

36

Master Trust

Board approval of investment advisory agreements (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”) and Treasury Master Fund (“Treasury Master”) (each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its

37

Master Trust

Board approval of investment advisory agreements (unaudited)

investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2020. The board also noted that management would pass through to the benefit of the Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Government Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median.

38

Master Trust

Board approval of investment advisory agreements (unaudited)

Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by two tenth of a basis point (i.e, 0.002%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was below the median by more than 2 basis points (i.e., 0.02%) and its overall expenses were below the median by 9 basis points (i.e., 0.09%).

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Capital Feeder Fund’s Actual Management Fee and the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master and Treasury Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

39

Master Trust

Board approval of investment advisory agreements (unaudited)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

40

Master Trust

Board approval of investment advisory agreements (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

41

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1382

UBS Ultra Short Income Fund

Semiannual Report  |  October 31, 2019

UBS Ultra Short Income Fund

December 20, 2019

Dear Shareholder,

We present you with the semiannual report for UBS Ultra Short Income Fund (the “Fund”) for the six months ended October 31, 2019 (the “reporting period”).

Performance

For the six months ended October 31, 2019, Class A shares of UBS Ultra Short Income Fund returned 1.18%, while Class P shares returned 1.33% and Class I shares returned 1.34% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML US 3-Month Treasury Bill Index1 (the “Index”) returned 1.21%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the
reporting period?
A.

The US economy continued to expand during the reporting period, but the pace moderated. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% seasonally adjusted annualized rate during the first quarter of 2019. GDP then grew 2.0% during the second quarter of 2019. Finally, the initial estimate for third quarter 2019 GDP growth was 1.9%.

Q.	How did the Fed react to the economic environment?
A.

Given signs of slowing global growth and continued headwinds from the trade conflict between the US and China, the US Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the six months ended October 31, 2019. The federal funds rate ended the period in a range between 1.50% and 1.75%. In the official statement following its October 2019 rate cut the Fed said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain. The Committee will continue to monitor the implications of incoming information for the economic outlook as it assesses the appropriate path of the target range for the federal funds rate.”

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s allocations to the credit-related sectors (i.e., corporate bonds, asset-backed securities and commercial paper) continued to be the main driver of its performance versus the benchmark. Fixed-rate corporate credit spreads (i.e., the difference in yield between a U.S. Treasury bond and a corporate bond with the same maturity) were generally in a tight range over the period, and asset-backed security spreads experienced some small widening. Changes in the spreads of floating-rate corporates were minimal over the period, and provided attractive yields.

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

James K. Law

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

[1]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

1

UBS Ultra Short Income Fund

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.

The Fund’s largest exposures were in corporate bonds (61.1%) and commercial paper (22.8%). The Fund also diversified its portfolio by investing in asset-backed securities (9.7%) and certificates of deposit (6.6%).

Q.	What factors do you believe will affect the Fund over the coming months?
A.

Growth in the US has moderated, partially due to the trade conflict between the US and China. However, we believe the economy will continue expanding as the year progresses. We also believe inflation will remain generally well contained. Against this backdrop, we believe the Fed will take a cautious approach in terms of future monetary policy. We anticipate continuing to manage the Fund focusing on current income while seeking to maintain low volatility of principal.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	James K Law Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2019. The views and opinions in the letter were current as of December 20, 2019. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 10/31/19 (unaudited)

	6 months	1 year	Inception[1]
Class A	1.18%	2.57%	2.48%
Class P	1.33	2.67	2.51
Class I	1.34	2.69	2.54
ICE BofAML US 3-Month Treasury Bill Index[2]	1.21	2.40	2.28

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2019 prospectuses were as follows: Class A—0.47% and 0.35%; Class P—0.39% and 0.25%; and Class I—0.38% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Class A
Actual	$1,000.00	$1,011.80	$1.77	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.38	1.78	0.35

Class P
Actual	$1,000.00	$1,013.30	$1.27	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.88	1.27	0.25

Class I
Actual	$1,000.00	$1,013.40	$1.16	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.98	1.17	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

5

UBS Ultra Short Income Fund

Portfolio statistics—October 31, 2019 (unaudited)

Top ten holdings[1]	Percentage of net assets

Energy Transfer Partners LP, 2.050% due 11/01/19	3.3%

Nordea Bank Abp, 2.125% due 05/29/20	1.1

International Business Machines Corp., 2.576% due 05/13/21	1.0

Banque Federative du Credit Mutuel SA, 2.456% due 07/20/20	0.9

Capital One N.A., 2.350% due 01/31/20	0.9

Royal Bank of Canada GMTN, 2.377% due 07/08/21	0.9

BA Credit Card Trust, 1.950% due 08/15/22	0.9

MUFG Bank Ltd., 1.980% due 10/15/20	0.9

Dow Chemical Co., 2.180% due 12/31/19	0.9

DBS Bank Ltd., 1.997% due 04/07/20	0.9
Total	11.7%

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	57.0%
Canada	9.4
Australia	5.0
France	5.0
Germany	2.7
Total	79.1%

Asset allocation[1]	Percentage of net assets
Corporate bonds	61.1%
Commercial paper	22.8
Asset-backed securities	9.7
Certificates of deposit	6.6
Short-term investment	0.0 †
Investments of cash collateral from securities loaned	0.2
Liabilities in excess of other assets	(0.4)
Total	100.0%

†	Amount is less than 0.05%
[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

6

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Corporate bonds—61.1%
Aerospace & defense—0.6%
Lockheed Martin Corp. 4.250%, due 11/15/19	$13,094,000	$13,103,041

Automotive—3.6%
American Honda Finance Corp. MTN
3 mo. USD LIBOR + 0.350%, 2.637%, due 11/05/21[1]	10,035,000	10,054,668
BMW US Capital LLC 2.150%, due 04/06/20[2,3]	6,309,000	6,315,439
3 mo. USD LIBOR + 0.410%, 2.411%, due 04/12/21[1,2]	3,413,000	3,418,290
3 mo. USD LIBOR + 0.370%, 2.545%, due 08/14/20[1,2]	3,000,000	3,004,915
3 mo. USD LIBOR + 0.500%, 2.676%, due 08/13/21[1,2]	8,080,000	8,095,205
Daimler Finance North America LLC 2.250%, due 03/02/20[2,3]	2,000,000	2,001,854
3 mo. USD LIBOR + 0.630%, 2.673%, due 01/06/20[1,2,3]	4,850,000	4,855,045
3 mo. USD LIBOR + 0.550%, 2.837%, due 05/04/21[1,2]	350,000	350,094
3 mo. USD LIBOR + 0.670%, 2.957%, due 11/05/21[1,2]	4,500,000	4,507,259
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 2.391%, due 07/13/20[1,2]	200,000	200,032
3 mo. USD LIBOR + 0.390%, 2.494%, due 09/28/20[1,2]	1,000,000	1,000,392
3 mo. USD LIBOR + 0.520%, 2.639%, due 03/15/21[1,2]	3,375,000	3,376,231
3 mo. USD LIBOR + 0.630%, 2.789%, due 09/21/21[1,2]	2,500,000	2,502,341
PACCAR Financial Corp. MTN
3 mo. USD LIBOR + 0.260%, 2.441%, due 05/10/21[1]	500,000	500,074
Toyota Motor Credit Corp. GMTN
3 mo. USD LIBOR + 0.170%, 2.315%, due 09/18/20[1,3]	12,000,000	12,013,352
Toyota Motor Credit Corp. MTN
3 mo. USD LIBOR + 0.280%, 2.281%, due 04/13/21[1]	750,000	751,148
3 mo. USD LIBOR + 0.370%, 2.502%, due 03/12/20[1]	2,500,000	2,503,461
3 mo. USD LIBOR + 0.690%, 2.674%, due 01/11/22[1]	4,000,000	4,034,872
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 2.972%, due 09/24/21[1,2]	7,000,000	7,035,885
3 mo. USD LIBOR + 0.940%, 3.121%, due 11/12/21[1,2]	7,000,000	7,041,160

		83,561,717

Banking-non-US—25.3%
ABN AMRO Bank NV
3 mo. USD LIBOR + 0.410%, 2.376%, due 01/19/21[1,2]	4,745,000	4,749,318

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(continued)
2.450%, due 06/04/20[2]	$2,000,000	$2,004,848
3 mo. USD LIBOR + 0.570%, 2.702%, due 08/27/21[1,2]	18,870,000	18,939,668
ANZ New Zealand International Ltd. 2.850%, due 08/06/20[2]	6,455,000	6,498,970
3 mo. USD LIBOR + 1.010%, 2.938%, due 07/28/21[1,2]	9,175,000	9,275,204
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 2.505%, due 11/09/20[1,2]	5,925,000	5,935,343
3 mo. USD LIBOR + 0.460%, 2.584%, due 05/17/21[1,2]	2,300,000	2,308,734
3 mo. USD LIBOR + 0.500%, 2.624%, due 08/19/20[1,2]	3,525,000	3,535,652
3 mo. USD LIBOR + 0.990%, 3.128%, due 06/01/21[1,2]	1,250,000	1,263,973
Bank of Montreal
3 mo. USD LIBOR + 0.460%, 2.461%, due 04/13/21[1]	10,180,000	10,223,570
Bank of Montreal MTN
3 mo. USD LIBOR + 0.340%, 2.341%, due 07/13/20[1]	6,573,000	6,582,106
3 mo. USD LIBOR + 0.790%, 2.922%, due 08/27/21[1]	6,013,000	6,078,542
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 2.317%, due 01/08/21[1]	375,000	375,681
3 mo. USD LIBOR + 0.390%, 2.391%, due 07/14/20[1]	802,000	803,759
3 mo. USD LIBOR + 0.440%, 2.406%, due 04/20/21[1]	10,150,000	10,182,701
3 mo. USD LIBOR + 0.620%, 2.747%, due 12/05/19[1]	1,175,000	1,175,914
Banque Federative du Credit Mutuel SA 2.200%, due 07/20/20[2]	6,084,000	6,094,247
3 mo. USD LIBOR + 0.490%, 2.456%, due 07/20/20[1,2]	21,521,000	21,577,385
BNP Paribas SA 2.375%, due 05/21/20	10,000,000	10,026,315
BNZ International Funding Ltd.
3 mo. USD LIBOR + 0.700%, 2.852%, due 02/21/20[1,2]	1,000,000	1,001,954
BPCE SA MTN 2.250%, due 01/27/20	11,497,000	11,494,290
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 2.353%, due 10/05/20[1]	8,780,000	8,799,931
3 mo. USD LIBOR + 0.315%, 2.581%, due 02/02/21[1]	5,242,000	5,251,803
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.400%, 2.545%, due 09/18/20[1,2,3]	6,935,000	6,956,189
3 mo. USD LIBOR + 0.450%, 2.584%, due 03/10/20[1,2]	4,210,000	4,216,505
3 mo. USD LIBOR + 0.700%, 2.834%, due 03/10/22[1,2]	14,800,000	14,918,046

7

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(continued)
3 mo. USD LIBOR + 0.830%, 2.942%, due 09/06/21[1,2,3]	$6,250,000	$6,321,250
Commonwealth Bank of Australia GMTN 2.300%, due 03/12/20	1,000,000	1,001,409
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.430%, 2.366%, due 04/26/21[1]	11,465,000	11,503,041
3 mo. USD LIBOR + 0.830%, 2.840%, due 01/10/22[1]	2,150,000	2,170,908
4.750%, due 01/15/20[2]	2,900,000	2,915,897
Credit Agricole Corporate & Investment Bank SA MTN
3 mo. USD LIBOR + 0.625%, 2.714%, due 10/03/21[1]	3,450,000	3,459,901
Credit Agricole SA 2.750%, due 06/10/20[2]	8,500,000	8,534,145
3 mo. USD LIBOR + 0.970%, 3.104%, due 06/10/20[1,2]	850,000	854,377
3 mo. USD LIBOR + 1.180%, 3.279%, due 07/01/21[1,2]	6,650,000	6,742,113
Credit Suisse AG MTN 4.375%, due 08/05/20	4,705,000	4,794,064
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 4.293%, due 04/16/21[1]	250,000	256,612
DBS Group Holdings Ltd.
3 mo. USD LIBOR + 0.490%, 2.592%, due 06/08/20[1,2]	1,000,000	1,001,013
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 2.455%, due 10/02/20[1,2]	6,792,000	6,806,247
3 mo. USD LIBOR + 1.070%, 3.208%, due 06/02/21[1,2]	4,600,000	4,658,200
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 2.266%, due 10/30/20[1,2]	14,160,000	14,179,155
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 2.724%, due 05/18/21[1]	8,900,000	8,908,811
3 mo. USD LIBOR + 2.240%, 4.342%, due 03/08/21[1]	6,062,000	6,205,956
Macquarie Bank Ltd.
3 mo. USD LIBOR + 1.120%, 3.048%, due 07/29/20[1,2]	4,080,000	4,107,943
Macquarie Group Ltd. 6.000%, due 01/14/20[2]	9,385,000	9,457,778
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 2.586%, due 07/26/21[1]	8,571,000	8,605,404
3 mo. USD LIBOR + 1.060%, 3.187%, due 09/13/21[1]	8,000,000	8,092,704
3 mo. USD LIBOR + 1.880%, 4.018%, due 03/01/21[1,3]	5,728,000	5,844,525
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 3.084%, due 02/28/22[1]	4,630,000	4,669,308

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(continued)
3 mo. USD LIBOR + 1.140%, 3.267%, due 09/13/21[1]	$8,801,000	$8,911,365
MUFG Bank Ltd. 2.300%, due 03/05/20[2]	2,975,000	2,977,912
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 2.351%, due 01/12/21[1,2]	7,250,000	7,265,486
3 mo. USD LIBOR + 0.510%, 2.660%, due 05/22/20[1,2]	4,095,000	4,106,179
3 mo. USD LIBOR + 0.580%, 2.736%, due 09/20/21[1,2]	3,850,000	3,871,675
3 mo. USD LIBOR + 0.690%, 2.792%, due 12/09/19[1,2]	5,250,000	5,254,580
3 mo. USD LIBOR + 0.710%, 2.949%, due 11/04/21[1,2]	4,500,000	4,546,586
3 mo. USD LIBOR + 1.000%, 3.001%, due 07/12/21[1,2]	4,800,000	4,859,252
National Australia Bank Ltd. MTN 2.125%, due 05/22/20	3,736,000	3,740,965
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 2.596%, due 11/02/20[1]	9,205,000	9,225,616
National Bank of Canada MTN
3 mo. USD LIBOR + 0.560%, 2.692%, due 06/12/20[1]	1,569,000	1,573,174
Nordea Bank Abp 2.125%, due 05/29/20[2]	24,964,000	24,990,900
3 mo. USD LIBOR + 0.470%, 2.587%, due 05/29/20[1,2]	900,000	902,165
3 mo. USD LIBOR + 0.990%, 3.122%, due 05/27/21[1,2]	3,450,000	3,489,436
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.390%, 2.326%, due 04/30/21[1]	14,327,000	14,378,047
3 mo. USD LIBOR + 0.350%, 2.377%, due 07/08/21[1]	20,000,000	20,029,056
3 mo. USD LIBOR + 0.730%, 2.983%, due 02/01/22[1]	7,143,000	7,200,205
Royal Bank of Canada MTN
3 mo. USD LIBOR + 0.240%, 2.176%, due 10/26/20[1]	625,000	626,435
3 mo. USD LIBOR + 0.400%, 2.340%, due 01/25/21[1]	1,000,000	1,002,557
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 2.554%, due 05/17/21[1,2]	11,450,000	11,481,602
Societe Generale SA 2.625%, due 09/16/20[2,3]	4,050,000	4,071,750
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.350%, 2.352%, due 01/17/20[1,3]	1,750,000	1,751,633
2.450%, due 01/16/20[3]	1,400,000	1,401,624
2.514%, due 01/17/20	3,000,000	3,003,297
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.680%, 3.782%, due 03/09/21[1]	12,400,000	12,627,776

8

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Corporate bonds—(continued)
Banking-non-US—(concluded)
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.360%, 2.462%, due 09/08/20[1]	$11,000,000	$11,024,497
3 mo. USD LIBOR + 0.470%, 2.602%, due 05/24/21[1]	14,520,000	14,583,365
3 mo. USD LIBOR + 1.150%, 3.254%, due 03/30/21[1]	6,460,000	6,545,789
Toronto-Dominion Bank/The GMTN
3 mo. USD LIBOR + 0.260%, 2.399%, due 09/17/20[1]	14,260,000	14,285,240
3 mo. USD LIBOR + 0.270%, 2.409%, due 03/17/21[1]	11,375,000	11,398,341
Toronto-Dominion Bank/The MTN 2.250%, due 11/05/19	8,500,000	8,500,062
3 mo. USD LIBOR + 0.280%, 2.418%, due 06/11/20[1]	8,290,000	8,304,196
3 mo. USD LIBOR + 0.560%, 2.799%, due 11/05/19[1]	2,425,000	2,425,054
3 mo. USD LIBOR + 1.000%, 3.043%, due 04/07/21[1]	100,000	101,141
Westpac Banking Corp.
3 mo. USD LIBOR + 0.340%, 2.280%, due 01/25/21[1]	5,000,000	5,007,874
3 mo. USD LIBOR + 0.280%, 2.438%, due 05/15/20[1]	1,265,000	1,266,704
3 mo. USD LIBOR + 0.430%, 2.542%, due 03/06/20[1]	8,116,000	8,127,441
2.600%, due 11/23/20	2,200,000	2,217,747
3 mo. USD LIBOR + 0.850%, 2.834%, due 01/11/22[1]	6,000,000	6,063,067
3 mo. USD LIBOR + 0.850%, 2.974%, due 08/19/21[1]	5,599,000	5,660,496
3 mo. USD LIBOR + 1.000%, 3.176%, due 05/13/21[1]	100,000	101,217

		580,262,913

Banking-US—16.2%
American Express Co.
3 mo. USD LIBOR + 0.330%, 2.266%, due 10/30/20[1]	5,366,000	5,375,015
3 mo. USD LIBOR + 0.525%, 2.649%, due 05/17/21[1]	6,525,000	6,547,983
3 mo. USD LIBOR + 0.600%, 2.887%, due 11/05/21[1]	8,603,000	8,648,510
American Express Credit Corp. MTN
3 mo. USD LIBOR + 0.430%, 2.568%, due 03/03/20[1]	8,292,000	8,301,683
Bank of America Corp. 2.250%, due 04/21/20	8,225,000	8,238,967
3 mo. USD LIBOR + 0.380%, 2.314%, due 01/23/22[1]	4,160,000	4,160,945
Bank of America N.A.
3 mo. USD LIBOR + 0.350%, 2.482%, due 05/24/21[1]	15,200,000	15,214,482
Bank of New York Mellon Corp./The 2.150%, due 02/24/20	4,185,000	4,187,894

	Face Amount	Value
Corporate bonds—(continued)
Banking-US—(continued)
3 mo. USD LIBOR + 0.300%, 2.433%, due 12/04/20[1]	$7,250,000	$7,252,833
Bank of New York Mellon Corp./The MTN
3 mo. USD LIBOR + 0.870%, 2.994%, due 08/17/20[1]	6,000,000	6,036,061
BB&T Corp. MTN 2.450%, due 01/15/20	6,294,000	6,297,826
3 mo. USD LIBOR + 0.220%, 2.473%, due 02/01/21[1]	3,595,000	3,593,940
3 mo. USD LIBOR + 0.570%, 2.689%, due 06/15/20[1]	7,190,000	7,212,361
Branch Banking & Trust Co. 2.250%, due 06/01/20	6,760,000	6,769,889
Capital One Financial Corp.
3 mo. USD LIBOR + 0.760%, 2.941%, due 05/12/20[1]	990,000	992,346
Capital One N.A. 2.350%, due 01/31/20	20,075,000	20,086,833
Citibank N.A.
3 mo. USD LIBOR + 0.300%, 2.266%, due 10/20/20[1]	450,000	450,545
3 mo. USD LIBOR + 0.350%, 2.531%, due 02/12/21[1]	5,000,000	5,007,426
3 mo. USD LIBOR + 0.320%, 2.573%, due 05/01/20[1]	2,400,000	2,402,941
3 mo. USD LIBOR + 0.500%, 2.632%, due 06/12/20[1]	5,175,000	5,189,878
Citigroup, Inc. 2.400%, due 02/18/20	5,000,000	5,005,590
2.450%, due 01/10/20	6,097,000	6,100,109
3 mo. USD LIBOR + 0.790%, 2.800%, due 01/10/20[1]	4,000,000	4,003,380
3 mo. USD LIBOR + 1.310%, 3.246%, due 10/26/20[1]	1,250,000	1,263,090
3 mo. USD LIBOR + 1.190%, 3.456%, due 08/02/21[1]	2,000,000	2,028,900
3 mo. USD LIBOR + 1.380%, 3.484%, due 03/30/21[1]	5,243,000	5,322,064
Fifth Third Bank
3 mo. USD LIBOR + 0.250%, 2.186%, due 10/30/20[1]	1,375,000	1,376,487
3 mo. USD LIBOR + 0.440%, 2.376%, due 07/26/21[1]	2,315,000	2,324,214
Goldman Sachs Group, Inc./The 2.750%, due 09/15/20[3]	7,493,000	7,538,207
3 mo. USD LIBOR + 0.800%, 2.927%, due 12/13/19[1]	4,639,000	4,643,399
3 mo. USD LIBOR + 1.160%, 3.094%, due 04/23/20[1]	5,341,000	5,362,161
3 mo. USD LIBOR + 1.200%, 3.319%, due 09/15/20[1]	2,425,000	2,444,866
3 mo. USD LIBOR + 1.770%, 3.902%, due 02/25/21[1]	500,000	509,483
6.000%, due 06/15/20	2,200,000	2,254,269

9

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Corporate bonds—(continued)
Banking-US—(continued)
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.550%, 2.652%, due 03/09/21[1]	$100,000	$100,134
3 mo. USD LIBOR + 0.680%, 2.818%, due 06/01/21[1]	4,561,000	4,573,310
3 mo. USD LIBOR + 1.205%, 3.133%, due 10/29/20[1]	3,110,000	3,136,780
3 mo. USD LIBOR + 1.100%, 3.202%, due 06/07/21[1]	4,750,000	4,808,226
3 mo. USD LIBOR + 1.480%, 3.618%, due 03/01/21[1]	6,500,000	6,601,612
4.250%, due 10/15/20	10,000,000	10,217,193
KeyBank N.A. 2.250%, due 03/16/20	14,412,000	14,431,604
KeyCorp MTN 2.900%, due 09/15/20	12,550,000	12,653,538
Mizuho Securities USA LLC MTN
3 mo. USD LIBOR + 0.240%, 2.449%, due 11/07/19[1]	7,000,000	7,000,029
Morgan Stanley 2.650%, due 01/27/20[3]	13,782,000	13,805,016
2.800%, due 06/16/20	5,409,000	5,435,129
3 mo. USD LIBOR + 1.180%, 3.146%, due 01/20/22[1]	4,686,000	4,734,425
Morgan Stanley GMTN
3 mo. USD LIBOR + 1.400%, 3.366%, due 04/21/21[1]	10,702,000	10,873,874
PNC Bank N.A.
3 mo. USD LIBOR + 0.250%, 2.203%, due 01/22/21[1]	5,670,000	5,680,516
PNC Financial Services Group, Inc./The 5.125%, due 02/08/20	14,790,000	14,908,806
SunTrust Banks, Inc.
3 mo. USD LIBOR + 0.530%, 2.457%, due 01/31/20[1,3]	966,000	966,703
US Bancorp MTN
3 mo. USD LIBOR + 0.640%, 2.576%, due 01/24/22[1]	18,216,000	18,335,772
US Bank N.A.
3 mo. USD LIBOR + 0.140%, 2.074%, due 10/23/20[1]	600,000	599,135
3 mo. USD LIBOR + 0.125%, 2.127%, due 01/17/20[1]	535,000	535,194
3 mo. USD LIBOR + 0.290%, 2.442%, due 05/21/21[1]	2,030,000	2,032,029
3 mo. USD LIBOR + 0.310%, 2.597%, due 02/04/21[1]	7,000,000	7,007,993
Wells Fargo & Co.
3 mo. USD LIBOR + 1.025%, 2.961%, due 07/26/21[1]	11,278,000	11,415,592
3 mo. USD LIBOR + 0.930%, 3.111%, due 02/11/22[1]	2,558,000	2,574,791
3 mo. USD LIBOR + 1.340%, 3.473%, due 03/04/21[1]	7,000,000	7,096,740
Wells Fargo & Co. GMTN 2.600%, due 07/22/20	8,000,000	8,035,594

	Face Amount	Value
Corporate bonds—(continued)
Banking-US—(concluded)
Wells Fargo & Co. MTN
3 mo. USD LIBOR + 0.880%, 2.833%, due 07/22/20[1]	$1,131,000	$1,137,004
3 mo. USD LIBOR + 1.010%, 3.112%, due 12/07/20[1]	750,000	756,517
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.500%, 2.434%, due 07/23/21[1]	5,130,000	5,138,065
Wells Fargo Bank N.A. MTN
3 mo. USD LIBOR + 0.650%, 2.762%, due 12/06/19[1]	3,500,000	3,502,612

		370,238,510

Cable & satellite—0.7%
Comcast Corp.
3 mo. USD LIBOR + 0.440%, 2.539%, due 10/01/21[1]	15,390,000	15,472,029

Construction machinery—2.0%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.390%, 2.514%, due 05/17/21[1]	5,500,000	5,512,453
Caterpillar Financial Services Corp. MTN 2.100%, due 01/10/20[3]	6,075,000	6,076,519
3 mo. USD LIBOR + 0.130%, 2.247%, due 11/29/19[1]	250,000	250,076
3 mo. USD LIBOR + 0.280%, 2.382%, due 09/07/21[1]	9,185,000	9,187,664
3 mo. USD LIBOR + 0.510%, 2.520%, due 01/10/20[1]	1,300,000	1,301,392
John Deere Capital Corp. MTN
3 mo. USD LIBOR + 0.240%, 2.372%, due 03/12/21[1]	16,600,000	16,615,009
3 mo. USD LIBOR + 0.260%, 2.394%, due 09/10/21[1]	2,371,000	2,372,209
3 mo. USD LIBOR + 0.400%, 2.502%, due 06/07/21[1]	4,000,000	4,013,744

		45,329,066

Diversified manufacturing—0.6%
Siemens Financieringsmaatschappij NV
3 mo. USD LIBOR + 0.610%, 2.729%, due 03/16/22[1,2]	2,300,000	2,313,182
United Technologies Corp.
3 mo. USD LIBOR + 0.650%, 2.818%, due 08/16/21[1]	3,945,000	3,945,761
4.500%, due 04/15/20	7,300,000	7,387,095

		13,646,038

Electric—1.7%
American Electric Power Co., Inc. 2.150%, due 11/13/20	3,316,000	3,322,951
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 2.282%, due 09/08/20[1]	2,750,000	2,752,844

10

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Exelon Corp. 2.850%, due 06/15/20	$12,413,000	$12,468,832
5.150%, due 12/01/20	8,000,000	8,203,432
National Rural Utilities Cooperative Finance Corp. MTN
3 mo. USD LIBOR + 0.375%, 2.479%, due 06/30/21[1]	5,925,000	5,944,344
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.480%, 2.767%, due 05/04/21[1]	2,600,000	2,603,068
3 mo. USD LIBOR + 0.720%, 2.852%, due 02/25/22[1]	5,000,000	5,042,970

		40,338,441

Energy-integrated—1.1%
BP Capital Markets PLC 2.315%, due 02/13/20	11,425,000	11,440,645
3 mo. USD LIBOR + 0.250%, 2.382%, due 11/24/20[1]	7,000,000	7,012,882
Occidental Petroleum Corp.
3 mo. USD LIBOR + 0.950%, 3.137%, due 02/08/21[1,3]	7,000,000	7,048,790

		25,502,317

Food & beverage—0.6%
Diageo Capital PLC
3 mo. USD LIBOR + 0.240%, 2.364%, due 05/18/20[1]	14,325,000	14,335,429

Health care—0.1%
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 2.789%, due 09/17/21[1]	2,000,000	2,000,320
CVS Health Corp.
3 mo. USD LIBOR + 0.630%, 2.732%, due 03/09/20[1]	25,000	25,037
Medtronic, Inc.
3 mo. USD LIBOR + 0.800%, 2.919%, due 03/15/20[1]	500,000	501,405

		2,526,762

Health services—0.6%
Cigna Holding Co. 5.125%, due 06/15/20	2,750,000	2,801,917
UnitedHealth Group, Inc. 2.700%, due 07/15/20	10,000,000	10,060,741

		12,862,658

Hotels, restaurants & leisure—0.9%
McDonald’s Corp. MTN 2.200%, due 05/26/20	10,000,000	10,014,918
3.500%, due 07/15/20[3]	10,000,000	10,110,168

		20,125,086

	Face Amount	Value
Corporate bonds—(continued)
Life insurance—2.4%
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.300%, 2.301%, due 10/15/20[1,2]	$7,500,000	$7,511,081
3 mo. USD LIBOR + 0.480%, 2.618%, due 06/11/21[1,2]	5,760,000	5,781,775
New York Life Global Funding
3 mo. USD LIBOR + 0.100%, 2.066%, due 01/21/20[1,2]	2,385,000	2,385,713
3 mo. USD LIBOR + 0.280%, 2.233%, due 01/21/22[1,2]	15,425,000	15,441,274
3 mo. USD LIBOR + 0.160%, 2.259%, due 10/01/20[1,2]	8,000,000	8,009,418
Prudential Financial, Inc. MTN 5.375%, due 06/21/20	15,000,000	15,342,127

		54,471,388

Pharmaceuticals—1.8%
AbbVie, Inc. 2.500%, due 05/14/20	9,781,000	9,809,429
Amgen, Inc. 2.200%, due 05/11/20	6,291,000	6,302,688
3 mo. USD LIBOR + 0.450%, 2.631%, due 05/11/20[1]	6,250,000	6,260,494
AstraZeneca PLC 2.375%, due 11/16/20	3,025,000	3,038,710
Bristol-Myers Squibb Co.
3 mo. USD LIBOR + 0.200%, 2.368%, due 11/16/20[1,2]	9,100,000	9,104,049
Celgene Corp. 2.875%, due 08/15/20	5,300,000	5,333,473
Gilead Sciences, Inc. 2.550%, due 09/01/20	1,838,000	1,848,079

		41,696,922

Pipelines—0.3%
MPLX LP
3 mo. USD LIBOR + 0.900%, 3.002%, due 09/09/21[1]	6,750,000	6,775,852

Railroads—0.2%
Union Pacific Corp. 2.250%, due 06/19/20	4,780,000	4,784,309

Retail—0.1%
Home Depot, Inc./The
3 mo. USD LIBOR + 0.310%, 2.448%, due 03/01/22[1]	1,325,000	1,329,569

Technology—1.1%
International Business Machines Corp. 1.900%, due 01/27/20	1,500,000	1,500,060
3 mo. USD LIBOR + 0.400%, 2.576%, due 05/13/21[1]	23,725,000	23,833,969

		25,334,029

11

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Corporate bonds—(concluded)
Tobacco—0.0%†
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 2.765%, due 08/14/20[1]	$250,000	$ 250,500

Wirelines—1.2%
AT&T, Inc.
3 mo. USD LIBOR + 0.650%, 2.651%, due 01/15/20[1]	1,200,000	1,201,624
3 mo. USD LIBOR + 0.950%, 2.951%, due 07/15/21[1]	2,000,000	2,020,400
3 mo. USD LIBOR + 0.930%, 3.034%, due 06/30/20[1]	10,000,000	10,051,270
Verizon Communications, Inc.
3 mo. USD LIBOR + 0.550%, 2.700%, due 05/22/20[1]	6,000,000	6,015,456
3 mo. USD LIBOR + 1.000%, 3.119%, due 03/16/22[1]	7,300,000	7,417,622

		26,706,372
Total Corporate bonds (cost—$1,396,590,788)		1,398,652,948

Asset-backed securities—9.7%
Ally Auto Receivables Trust, Series 2017-3, Class B, 2.240%, due 07/15/22	11,015,000	11,038,996
BA Credit Card Trust, Series 2017-A1, Class A1, 1.950%, due 08/15/22	20,000,000	20,000,446
BMW Vehicle Lease Trust, Series 2019-1, Class A2, 2.790%, due 03/22/21	10,000,000	10,033,974
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.260%, due 03/15/23	11,200,000	11,207,307
CARDS II Trust, Series 2018-2A, Class A, 3.047%, due 04/17/23[2]	16,600,000	16,677,014
Chesapeake Funding II LLC, Series 2017-3A, Class A1, 1.910%, due 08/15/29[2]	1,612,830	1,610,592
CNH Equipment Trust,
Series 2016-A, Class A3, 1.480%, due 04/15/21	110,304	110,239
Series 2016-B, Class B3, 1.630%, due 08/15/21	35,512	35,481
Series 2016-C, Class B, 1.930%, due 03/15/24	5,385,000	5,374,370
Series 2019-A, Class A2, 2.960%, due 05/16/22	2,547,689	2,559,984
Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.470%, due 10/24/22[2]	2,816,000	2,820,961
Series 2018-1, Class A2A, 2.970%, due 10/22/20[2]	6,418,111	6,431,104
DLL Securitization Trust, Series 2017-A, Class A3, 2.140%, due 12/15/21[2]	2,645,075	2,645,763

	Face Amount	Value
Asset-backed securities—(continued)
Enterprise Fleet Financing LLC,
Series 2016-2, Class A3, 2.040%, due 02/22/22[2]	$2,943,441	$2,942,109
Series 2018-1, Class A2, 2.870%, due 10/20/23[2]	3,262,546	3,280,180
Fifth Third Auto Trust, Series 2017-1, Class A3, 1.800%, due 02/15/22	4,746,869	4,742,535
Ford Credit Floorplan Master Owner Trust B, Series 2017-1, Class B, 2.250%, due 05/15/22	3,800,000	3,801,994
General Motors Financial Automobile Leasing Trust,
Series 2017-3, Class A4, 2.120%, due 09/20/21	5,000,000	5,000,463
Series 2019-3, Class A2A, 2.230%, due 08/16/22	7,500,000	7,516,724
Series 2017-2, Class B, 2.430%, due 06/21/21	3,000,000	3,001,481
Series 2017-2, Class C, 2.840%, due 06/21/21	2,000,000	2,004,939
Series 2019-1, Class A2A, 2.910%, due 04/20/21	5,258,888	5,278,342
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 2.220%, due 01/18/22[2]	9,000,000	9,002,049
Series 2017-2, Class C, 2.630%, due 07/15/22[2]	2,000,000	2,003,635
Great America Leasing Receivables Funding, Series 2018-1, Class A3, 2.600%, due 06/15/21[2]	9,000,000	9,024,457
Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A4, 2.210%, due 09/15/21[2]	2,390,000	2,392,073
Master Credit Card Trust II, Series 2017-1A, Class A, 2.260%, due 07/21/21[2]	19,151,000	19,157,075
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2, 3.010%, due 02/16/21	1,474,311	1,478,313
Series 2018-B, Class A2, 3.040%, due 12/15/20	9,706,978	9,725,719
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, due 02/16/21	16,333	16,318
MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920%, due 07/12/21[2]	2,362,927	2,368,882
Synchrony Credit Card Master Trust, Series 2017-1, Class A, 1.930%, due 06/15/23	18,205,000	18,199,864
Verizon Owner Trust, Series 2017-2A, Class A, 1.920%, due 12/20/21[2]	3,643,163	3,642,145
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.550%, due 06/17/24	10,200,000	10,238,057

12

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Asset-backed securities—(concluded)
World Omni Auto Receivables Trust,
Series 2016-A, Class A3, 1.770%, due 09/15/21	$270,851	$270,721
Series 2016-A, Class A4, 1.950%, due 05/16/22	3,700,000	3,697,769
Series 2019-A, Class A2, 3.020%, due 04/15/22	2,040,307	2,049,114
Total asset-backed securities (cost—$221,047,913)		221,381,189

Certificates of deposit—6.6%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 2.414%, due 08/28/20[1]	5,000,000	5,000,021
Bank of Nova Scotia
3 mo. USD LIBOR + 0.220%, 2.324%, due 12/30/19[1]	4,000,000	4,000,085
3 mo. USD LIBOR + 0.280%, 2.439%, due 09/21/20[1]	15,000,000	14,999,733
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 2.503%, due 02/01/21[1]	10,000,000	9,993,576
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.400%, 2.666%, due 05/02/20[1]	7,900,000	7,913,009
3 mo. USD LIBOR + 0.300%, 2.236%, due 07/24/20[1]	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.350%, 2.286%, due 07/30/20[1]	7,062,000	7,060,959
3 mo. USD LIBOR + 0.400%, 2.535%, due 09/24/20[1]	5,000,000	5,000,000
Credit Suisse AG
3 mo. USD LIBOR + 0.400%, 2.327%, due 07/31/20[1]	5,000,000	5,000,000
3 mo. USD LIBOR + 0.220%, 2.230%, due 10/09/20[1]	10,000,000	10,000,000
Mizuho Bank Ltd. 1.940%, due 04/24/20	15,000,000	15,000,000
MUFG Bank Ltd. 1.980%, due 10/15/20	20,000,000	20,000,000
Nordea Bank Abp
3 mo. USD LIBOR + 0.200%, 2.333%, due 12/04/19[1]	75,000	75,000
3 mo. USD LIBOR + 0.190%, 2.202%, due 01/08/21[1]	7,500,000	7,500,487
3 mo. USD LIBOR + 0.400%, 2.401%, due 01/14/21[1]	12,500,000	12,528,465
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.240%, 2.044%, due 03/27/20[1]	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.420%, 2.356%, due 07/24/20[1]	3,000,000	3,000,400
3 mo. USD LIBOR + 0.420%, 2.544%, due 08/28/20[1]	6,000,000	6,000,375

	Face Amount	Value
Certificates of deposit—(concluded)
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.400%, 2.499%, due 04/01/20[1]	$2,000,000	$2,002,020
Swedbank AB
3 mo. USD LIBOR + 0.230%, 2.439%, due 05/07/20[1]	190,000	189,846
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.190%, 2.294%, due 09/30/20[1]	5,000,000	5,000,000
Total certificates of deposit (cost—$152,263,976)		152,263,976

Commercial paper[4]—22.8%
Air Liquide US LLC 2.100%, due 01/15/20	10,000,000	9,957,083
AT&T, Inc. 2.397%, due 11/06/19	5,000,000	4,998,368
2.620%, due 12/10/19	1,400,000	1,396,026
2.710%, due 12/10/19	2,500,000	2,492,660
2.720%, due 12/11/19	5,000,000	4,984,889
Atlantic Asset Securitization LLC 2.080%, due 02/07/20	12,000,000	11,932,053
2.000%, due 03/05/20	12,250,000	12,164,931
Bedford Row Funding Corp. 1.980%, due 04/02/20	10,000,000	9,915,850
CNPC Finance HK Ltd. 2.190%, due 11/22/19	10,000,000	9,987,225
Collateralized Commercial Paper Co. LLC 1.930%, due 03/11/20	16,800,000	16,682,013
DBS Bank Ltd. 1.997%, due 04/07/20	20,000,000	19,828,833
3 mo. USD LIBOR + 0.060%, 2.198%, due 06/11/20[1,2]	9,000,000	8,998,062
Dexia Credit Local 1.890%, due 05/11/20	15,000,000	14,848,800
Dow Chemical Co. 2.180%, due 12/31/19	20,000,000	19,927,333
EI Dupont 2.210%, due 11/12/19	5,000,000	4,996,624
Energy Transfer Partners LP 2.050%, due 11/01/19	75,000,000	75,000,000
ENI Finance USA, Inc. 2.310%, due 11/04/19	10,000,000	9,998,075
2.310%, due 11/05/19	5,000,000	4,998,717
2.290%, due 11/21/19	1,950,000	1,947,519
2.295%, due 01/06/20	10,000,000	9,958,750
2.160%, due 01/21/20	3,000,000	2,985,420
Federation des Caisses Desjardins du Quebec 2.060%, due 01/15/20	3,000,000	2,987,125
1.910%, due 04/17/20	2,000,000	1,982,173
3 mo. USD LIBOR + 0.080%, 2.239%, due 06/22/20[1,2]	10,000,000	9,998,078
3 mo. USD LIBOR + 0.080%, 2.239%, due 06/23/20[1,2]	10,000,000	9,998,898
General Motors Financial Co., Inc. 2.310%, due 11/07/19	3,400,000	3,398,691

13

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[4]—(continued)
2.404%, due 01/07/20	$5,000,000	$4,978,039
2.407%, due 01/08/20	6,000,000	5,973,253
Glencore Funding LLC 2.300%, due 12/02/19	5,000,000	4,990,097
2.236%, due 12/04/19	10,000,000	9,979,833
Hyundai Capital America 2.300%, due 12/11/19	10,000,000	9,974,444
Industrial & Commercial Bank of China Ltd. 2.250%, due 11/12/19	15,000,000	14,989,688
ING US Funding LLC 1.925%, due 04/17/20	15,000,000	14,865,250
LMA Americas LLC 2.000%, due 03/24/20	3,000,000	2,976,000
1.930%, due 04/21/20	5,000,000	4,953,894
Mondelez International, Inc. 2.218%, due 11/12/19	13,000,000	12,991,341
1.920%, due 11/26/19	7,000,000	6,990,667
Natixis 2.126%, due 12/30/19	19,000,000	18,935,231
Nissan Motor Acceptance Corp. 2.240%, due 12/05/19	10,000,000	9,978,844
NRW Bank 2.020%, due 04/08/20	20,000,000	19,821,567
Old Line Funding LLC 1.990%, due 03/24/20	12,000,000	11,904,480
Reckitt Benckiser Treasury Services PLC 2.561%, due 12/05/19	13,500,000	13,468,125
Shell International Finance BV 2.010%, due 06/01/20	10,000,000	9,881,075
Sinopec Century Bright Capital Investment Ltd. 2.130%, due 11/22/19	7,000,000	6,991,303
Societe Generale SA 2.140%, due 01/03/20	7,775,000	7,745,883

	Face Amount	Value
Commercial paper[4]—(concluded)
Starbird Funding Corp. 2.010%, due 04/06/20	$10,000,000	$9,912,342
Thunder Bay Funding LLC 2.004%, due 03/16/20	3,850,000	3,821,493
Versailles CDS LLC 1.960%, due 01/31/20	10,000,000	9,950,456
Volkswagen Credit, Inc. 2.190%, due 01/06/20	10,000,000	9,959,850
2.183%, due 01/31/20	9,800,000	9,746,987
Total Commercial paper (cost—$522,144,338)		522,144,338

	Number of Shares
Short-term investment—0.0%†
Investment company—0.0%†
State Street Institutional U.S. Government Money Market Fund (cost—$491,774)	491,774	491,774

Investment of cash collateral from securities loaned—0.2%
Money market fund—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$5,488,850)	5,488,850	5,488,850
Total investments (cost—$2,298,027,639)—100.4%		2,300,423,075

Liabilities in excess of other assets—(0.4)%		(9,923,920)
Net assets—100.0%		$2,290,499,155

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$1,398,652,948	$—	$1,398,652,948
Asset-backed securities	—	221,381,189	—	221,381,189
Certificates of deposit	—	152,263,976	—	152,263,976
Commercial paper	—	522,144,338	—	522,144,338
Short-term investment	—	491,774	—	491,774
Investment of cash collateral from securities loaned	—	5,488,850	—	5,488,850
Total	$—	$2,300,423,075	$—	$2,300,423,075

14

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2019 (unaudited)

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $469,915,387, represented 20.5% of the Fund’s net assets at period end.

[3]	Security, or portion thereof, was on loan at the period end.
[4]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2019 (unaudited)

Assets:
Investments, at value (cost—$2,298,027,639)[1]	$2,300,423,075
Cash	2,634,528
Receivable for fund shares sold	14,664,782
Receivable for interest	7,643,873
Other assets	64,333
Total assets	2,325,430,591

Liabilities:
Payable for cash collateral from securities loaned	5,488,850
Payable for investments purchased	3,928,401
Payable for fund shares redeemed	24,234,849
Dividends payable to shareholders	509,454
Payable to affiliate	483,491
Payable to custodian	134,449
Accrued expenses and other liabilities	151,942
Total liabilities	34,931,436
Net assets	2,290,499,155

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,288,018,165
Distributable earnings (accumulated losses)	2,480,990
Net assets	$2,290,499,155

Class A
Net assets	$1,765,761,068
Shares outstanding	176,329,687
Net asset value and offering price per share	$10.01

Class P
Net assets	$523,818,261
Shares outstanding	52,360,088
Net asset value and offering price per share	$10.00

Class I
Net assets	$919,826
Shares outstanding	91,942
Net asset value and offering price per share	$10.00

[1]	Includes $7,780,321 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2019 (unaudited)
Investment income:
Interest	$24,184,211
Securities lending	3,406
Total income	24,187,617
Expenses:
Investment management and administration fees	2,731,661
Service fees—Class A	696,394
Transfer agency and related services fees—Class A	33,366
Transfer agency and related services fees—Class P	32,700
Transfer agency and related services fees—Class I	25
Custody and fund accounting fees	78,450
Trustees fees	15,956
Professional services fees	56,887
Shareholder reports	15,855
Federal and state registration fees	205,028
Insurance expense	6,595
Interest expense	669
Amortization of offering costs	31,081
Other expenses	14,415
Total expenses	3,919,082
Fee waivers and/or expense reimbursements by advisor and administrator	(945,722)
Net expenses	2,973,360
Net investment income	21,214,257
Net realized loss on investments	(3,185)
Net change in unrealized appreciation on investments	1,706,127
Net realized and unrealized gain from investment activities	1,702,942
Net increase in net assets resulting from operations	$22,917,199

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2019 (unaudited)	For the period from May 29, 2018[1] to April 30, 2019
From operations:

Net investment income	$21,214,257	$24,981,658
Net realized loss	(3,185)	(10,578)
Net change in unrealized appreciation	1,706,127	689,309
Net increase in net assets resulting from operations	22,917,199	25,660,389
Total distributions—Class A	(16,070,100)	(19,636,544)
Total distributions—Class P	(5,139,786)	(5,044,571)
Total distributions—Class I	(10,524)	(255,715)
Total distributions	(21,220,410)	(24,936,830)
From beneficial interest transactions:

Proceeds from shares sold	1,462,639,003	2,820,282,137
Cost of shares redeemed	(745,453,988)	(1,290,140,810)
Shares issued on reinvestment of dividends and distributions	18,542,942	22,209,523
Net increase in net assets from beneficial interest transactions	735,727,957	1,552,350,850
Net increase in net assets	737,424,746	1,553,074,409
Net assets:

Beginning of period	1,553,074,409	—
End of period	$2,290,499,155	$1,553,074,409

[1]	Commencement of operations.

See accompanying notes to financial statements.

18

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2019 (unaudited)	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.12	0.23
Net realized and unrealized gain (loss)	0.01	(0.01)[3]
Net increase from operations	0.13	0.22
Dividends from net investment income	(0.12)	(0.22)
Net asset value, end of period	$10.01	$10.00
Total investment return[4]	1.18%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.45%[5,6]	0.47%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.35%[5,6]	0.31%[5,6]
Net investment income	2.31%[5]	2.48%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,765,761	$1,193,910
Portfolio turnover	11%	12%

Class P
	Six months ended October 31, 2019 (unaudited)	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.99	$10.00
Net investment income[2]	0.12	0.24
Net realized and unrealized gain (loss)	0.01	(0.02)[3]
Net increase from operations	0.13	0.22
Dividends from net investment income	(0.12)	(0.23)
Net asset value, end of period	$10.00	$9.99
Total investment return[4]	1.33%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.36%[5,6]	0.39%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.25%[5,6]	0.21%[5,6]
Net investment income	2.40%[5]	2.61%[5]
Supplemental data:
Net assets, end of period (000’s)	$523,818	$358,489
Portfolio turnover	11%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.
[7]	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

19

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Six months ended October 31, 2019 (unaudited)	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.99	$10.00
Net investment income[2]	0.12	0.22
Net realized and unrealized gain (loss)	0.01	(0.00)[3,7]
Net increase from operations	0.13	0.22
Dividends from net investment income	(0.12)	(0.23)
Net asset value, end of period	$10.00	$9.99
Total investment return[4]	1.34%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.35%[5,6]	0.38%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.23%[5,6]	0.16%[5,6]
Net investment income	2.44%[5]	2.42%[5]
Supplemental data:
Net assets, end of period (000’s)	$920	$675
Portfolio turnover	11%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.
[7]	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

20

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the specific identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

21

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

22

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

23

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2019, UBS AM is owed $343,683 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2020. For the period ended October 31, 2019, UBS AM waived $945,722 in investment advisory and administration fees. The Fund will repay UBS AM for any such waived fees/ reimbursed expenses during the following three fiscal years, to the extent

24

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2019, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023
Class A	$1,646,315	$—	$—	$939,941	$706,374
Class P	517,540	—	—	278,721	238,819
Class I	16,262	—	—	15,733	529

UBS AM voluntarily agreed to waive 0.10% of its advisory fee in order to reduce the Fund’s expenses by 0.10% for the period May 29, 2018 until August 31, 2018. UBS AM voluntarily agreed to waive 0.08% of its advisory fee in order to reduce the Fund’s expenses by 0.08% for the period September 1, 2018 until September 30, 2018. UBS AM voluntarily agreed to waive 0.06% of its advisory fee in order to reduce the Fund’s expenses by 0.06% for the period October 1, 2018 until December 31, 2018. UBS AM voluntarily agreed to waive 0.04% of its advisory fee in order to reduce the Fund’s expenses by 0.04% for the period January 1, 2019 through January 31, 2019. UBS AM voluntarily agreed to waive 0.02% of its advisory fee in order to reduce the Fund’s expenses by 0.02% for the period February 1, 2019 through February 28, 2019. These voluntary fee waivers are in addition to the contractual fee waiver arrangements that cap the Fund’s ordinary operating expenses at 0.35% for Class A shares, 0.25% for Class P shares and 0.23% for Class I shares through August 31, 2020, as described above. For the semi-annual period ended October 31, 2019, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2019, the Fund owed UBS AM (US) $139,808 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2019, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $45,397 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities, and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% of the market value for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total value securing the loan returns to at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

25

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2019, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows.

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security type held as non-cash collateral
$7,780,321	$5,488,850	$2,634,844	$8,123,694	U.S. Treasury Notes and U.S. Treasury Bills

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. Under the Committed Credit Facility arrangement, the Fund has agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended October 31, 2019, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$8,366,209	1	$669	2.878%

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2019, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $33,599,196. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended October 31, 2019, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $581,560,290 and $121,425,324, respectively.

26

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2019:

			Class A
			Shares	Amount
Shares sold			104,083,865	$1,041,877,229
Shares repurchased			(48,515,376)	(485,638,517)
Dividends reinvested			1,429,526	14,309,551
Net increase (decrease)			56,998,015	$570,548,263

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	42,053,281	$420,521,774	24,001	$240,000
Shares repurchased	(25,983,991)	(259,815,471)	—	—
Dividends reinvested	422,902	4,229,020	437	4,371
Net increase (decrease)	16,492,192	$164,935,323	24,438	$244,371

For the period ended April 30, 2019*:

			Class A
			Shares	Amount
Shares sold			190,783,019	$1,907,307,450
Shares repurchased			(73,242,149)	(731,776,358)
Dividends reinvested			1,790,802	17,899,494
Net increase (decrease)			119,331,672	$1,193,430,586

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	68,787,134	$686,799,687	22,640,040	$226,175,000
Shares repurchased	(33,341,880)	(332,821,046)	(22,581,601)	(225,543,406)
Dividends reinvested	422,642	4,219,465	9,065	90,564
Net increase (decrease)	35,867,896	$358,198,106	67,504	$722,158

*	Commenced operations on May 29, 2018.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal period ended April 30, 2019 was ordinary income in the amount of $24,936,830.

27

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2019 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation
$2,298,027,639	$2,417,072	$21,636	$2,395,436

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2019, the Fund had short-term capital loss carryforwards of $(15,345).

ASC 740-10 “Income Taxes—Overall” set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2019 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

The tax year beginning with the Fund’s inception in May 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. (Please note that on the SEC’s Web site, the “filing type” designation for this information may be “NPORT-EX.”) Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver

30

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2020 (excluding dividend expense, borrowing costs, interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were at or below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the since inception period ended April 30, 2019. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for the comparative period. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

31

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

32

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1698

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2020

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 9, 2020